SPINNAKER                                           FILE NOS. 33-69712/811-8052
                                                    ----------------------------



                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                                       FORM N-4

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 / /
          Pre-Effective Amendment No.                                        / /
                                       -----
          Post-Effective Amendment No.   6                                   /X/
                                       -----

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         / /
                 Amendment No.  11                                           /X/
                              ------
                          (Check appropriate box or boxes.)

                              SAFECO SEPARATE ACCOUNT C
                              -------------------------
                              (Exact Name of Registrant)

                            SAFECO Life Insurance Company
                            -----------------------------
                                 (Name of Depositor)

           15411 N.E. 51st Street, Redmond, Washington               98052
           -----------------------------------------------          -------
          (Address of Depositor's Principal Executive Offices)    (Zip Code)

           Depositor's Telephone Number, including Area Code (425) 867-8000
                                                            ---------------
                        NAME AND ADDRESS OF AGENT FOR SERVICE
                                 WILLIAM E. CRAWFORD
                                15411 N.E. 51st Street
                             Redmond, Washington   98052
                                    (425) 867-8257



Approximate date of Proposed Public Offering . . . . . . . . . . As Soon as
Practicable after Effective Date

It is proposed that this filing will become effective:
          immediately upon filing pursuant to paragraph (b) of Rule 485
     ----
       X  on May 1, 1998 pursuant to paragraph (b) of Rule 485
     ----
          60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ----
          on (date) pursuant to paragraph (a)(1) of Rule 485
     ----

If appropriate, check the following:
          this post-effective amendment designates a new effective date for a ---- previously filed post-effective amendment.

Registrant has declared that it has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed a Rule 24f-2 Notice for the fiscal year ending December 31, 1997 on or about March 27, 1998.

                              SAFECO SEPARATE ACCOUNT C

                          REGISTRATION STATEMENT ON FORM N-4

                                CROSS REFERENCE SHEET


Item No.                                                       Location
--------                                                       --------

                                        PART A
Item 1.   Cover Page . . . . . . . . . . . . . . . . . . . .   Cover Page
Item 2.   Definitions. . . . . . . . . . . . . . . . . . . .   Definitions
Item 3.   Synopsis or Highlights . . . . . . . . . . . . . .   Expense Table;
                                                               Highlights
Item 4.   Condensed Financial Information. . . . . . . . . .   Schedule of
                                                               Accumulation
                                                               Unit Values &
                                                               Accumulation
                                                               Units
                                                               Outstanding;
                                                               Performance
                                                               Information
Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies . . . . . . . .   SAFECO; The
                                                               Separate Account;
                                                               SAFECO Resource
                                                               Series Trust;
                                                               Federated
                                                               Insurance
                                                               Series;
                                                               Lexington
                                                               Emerging
                                                               Markets Fund,
                                                               Inc.;
                                                               Lexington Natural
                                                               Resources Trust;
                                                               Scudder Variable
                                                               Life Investment
                                                               Fund; American
                                                               Century Variable
                                                               Portfolios, Inc.;
                                                               Fidelity Variable
                                                               Insurance
                                                               Products Fund II;
                                                               Fidelity Variable
                                                               Insurance
                                                               Products Fund
                                                               III; INVESCO
                                                               Variable
                                                               Investment Funds,
                                                               Inc.
Item 6.   Deductions and Expenses. . . . . . . . . . . . . .   Charges and
                                                               Deductions;
                                                               Expense
                                                               Table
Item 7.   General Description of Variable Annuity
          Contracts. . . . . . . . . . . . . . . . . . . . .   Cover Page;
                                                               Rights under the
                                                               Contract;
                                                               Purchasing a
                                                               Contract
Item 8.   Annuity Period . . . . . . . . . . . . . . . . . .   Annuity and Death
                                                               Benefit
                                                               Provisions
Item 9.   Distribution Requirements. . . . . . . . . . . . .   Annuity and Death
                                                               Benefit
                                                               Provisions
Item 10.  Purchases and Contract Value . . . . . . . . . . .   Purchasing a
                                                               Contract
Item 11.  Redemptions. . . . . . . . . . . . . . . . . . . .   Withdrawals and
                                                               Transfers
Item 12.  Taxes. . . . . . . . . . . . . . . . . . . . . . .   Tax Status
Item 13.  Legal Proceedings. . . . . . . . . . . . . . . . .   Legal Proceedings



Item 14.  Table of Contents of the Statement of
          Additional Information . . . . . . . . . . . . . .   Table of Contents
                                                               of the Statement
                                                               of Additional
                                                               Information

Item No.                                                       Location
--------                                                       --------

                                        PART B
Item 15.  Cover Page . . . . . . . . . . . . . . . . . . . .   Cover Page
Item 16.  Table of Contents. . . . . . . . . . . . . . . . .   Table of Contents
Item 17.  General Information and History. . . . . . . . . .   General
                                                               Information
Item 18.  Services . . . . . . . . . . . . . . . . . . . . .   Not Applicable
Item 19.  Purchase of Securities Being Offered . . . . . . .   Not Applicable
Item 20.  Underwriters . . . . . . . . . . . . . . . . . . .   General
                                                               Information/
                                                               Distributor
Item 21.  Calculation of Performance Data. . . . . . . . . .   Additional
                                                               Performance
                                                               Information
Item 22.  Annuity Payments . . . . . . . . . . . . . . . . .   Annuity
                                                               Provisions
Item 23.  Financial Statements . . . . . . . . . . . . . . .   Financial
                                                               Statements

                                        PART C

Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                        PART A

                                      PROSPECTUS

MAY 1, 1998________________________________________SAFECO LIFE INSURANCE COMPANY

                 INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                           VARIABLE ANNUITY CONTRACTS
                                   issued by
                           SAFECO SEPARATE ACCOUNT C
                                      AND
                         SAFECO LIFE INSURANCE COMPANY

Home Office:                              Annuity Service Office:
  SAFECO Life Insurance Company           SAFECO Life Insurance Company
  Retirement Services Department            Retirement Services Department
  15411 N.E. 51st Street                    P.O. Box 34690
  Redmond, WA 98052                         Seattle, WA 98124-1690
  Telephone: 1-800-426-7649 Fax:
  425-867-8793

The Individual Flexible Purchase Payment Deferred Variable Annuity Contracts (the Contracts) described in this Prospectus provide for accumulation of Contract Values and payment of monthly annuity payments on a fixed and variable basis. The Contracts are designed for use by individuals in conjunction with retirement plans on a Qualified or Non-Qualified basis.

At the Owner's direction, Purchase Payments for the Contracts will be allocated to a segregated investment account of SAFECO Life Insurance Company (SAFECO) which has been designated SAFECO Separate Account C (the Separate Account) or to SAFECO's Fixed Account. Under certain circumstances, however, Purchase Payments may initially be allocated to the SAFECO Resource Money Market Sub-Account of the Separate Account. (See "Highlights.") The Separate Account invests in shares of SAFECO Resource Series Trust (see "SAFECO Resource Series Trust"), Federated Insurance Series (see "Federated Insurance Series"), Lexington Emerging Markets Fund, Inc. (see "Lexington Emerging Markets Fund, Inc."), Lexington Natural Resources Trust (see "Lexington Natural Resources Trust"), Scudder Variable Life Investment Fund (see "Scudder Variable Life Investment Fund"), American Century Variable Portfolios, Inc. (see "American Century Variable Portfolios, Inc."), Fidelity Variable Insurance Products Fund II (see "Fidelity Variable Insurance Products Fund II"), Fidelity Variable Insurance Products Fund III (see "Fidelity Variable Insurance Products Fund III") and INVESCO Variable Investment Funds, Inc. (see "INVESCO Variable Investment Funds, Inc."). SAFECO Resource Series Trust currently consists of the SAFECO Resource Equity, Growth, Northwest, Bond, Money Market and Small Company Stock Portfolios. Federated Insurance Series consists of seven Portfolios, three of which are offered hereunder; the Federated High Income Bond Fund II ("Federated High Income Bond Portfolio"), the Federated International Equity Fund II ("Federated International Equity Portfolio") and the Federated Utility Fund II ("Federated Utility Portfolio"). Lexington Emerging Markets Fund, Inc. ("Lexington Emerging Markets Fund") and Lexington Natural Resources Trust each currently consist of only one Portfolio which are offered hereunder; the Lexington Emerging Markets Portfolio and the Lexington Natural Resources Portfolio, respectively. Scudder Variable Life Investment Fund ("Scudder Fund") consists of five Portfolios, two of which are offered hereunder; the Scudder Balanced Portfolio and the Scudder International Portfolio. American Century Variable Portfolios, Inc. consists of four Portfolios, two of which are offered hereunder: the American Century VP Balanced Fund ("American Century VP Balanced Portfolio") and the American Century VP International Fund ("American Century VP International Portfolio"). Fidelity Variable Insurance Products Fund II consists of five Portfolios, one of which is offered hereunder: the Fidelity VIP II Contrafund ("Fidelity VIP II Contrafund Portfolio"). Fidelity Variable Insurance Products Fund III consists of three Portfolios, one of which is offered hereunder: the Fidelity VIP III Growth Opportunities ("Fidelity VIP III Growth Opportunities Portfolio"). INVESCO Variable Investment Funds, Inc. consists of ten Portfolios, one of which is offered hereunder: the INVESCO VIF-Realty Portfolio. See "Highlights" and "Tax Status -- Diversification" for a discussion of owner control of the underlying investments in a variable annuity contract.

This Prospectus concisely sets forth the information a prospective investor should know before investing. Additional information about the Contracts is contained in the Statement of Additional Information which is available at no charge. The Table of Contents of the Statement of Additional Information can be found on page 47 of this Prospectus. Some of the discussions contained in this Prospectus will refer to the more detailed description contained in the Statement of Additional Information which is incorporated by reference in this Prospectus. For the Statement of Additional Information, call l-800-426-7649 or write to the Annuity Service Office address above.
--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SPINNAKER CONTRACTS ARE NOT INSURED BY THE FDIC. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION THROUGH WHICH THEY MAY BE SOLD. THE CONTRACTS ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

 THIS PROSPECTUS SHOULD BE RETAINED FOR FUTURE REFERENCE.
 This Prospectus and the Statement of Additional Information are dated May 1, 1998.
 INQUIRIES: Any inquiries should be made by telephone to the number listed on the cover page of the Prospectus or the representative from whom this Prospectus was obtained. All other questions should be directed to the Annuity Service Office, 1-800-426-7649 listed on the cover page of this Prospectus.

                               TABLE OF CONTENTS

                                                                                                                PAGE
                                                                                                                -----
Definitions................................................................................................           5
Highlights.................................................................................................           6
Expense Table..............................................................................................           9
Schedule of Accumulation Unit Values and Accumulation Units Outstanding....................................          17
Financial Statements.......................................................................................          18
Performance Information....................................................................................          18
    All Sub-Accounts (Other than SAFECO Resource Money Market Sub-Account).................................          18
    SAFECO Resource Money Market Sub-Account...............................................................          18
    Rankings...............................................................................................          19
SAFECO.....................................................................................................          19
The Separate Account.......................................................................................          19
    SAFECO Resource Equity Sub-Account.....................................................................          20
    SAFECO Resource Growth Sub-Account.....................................................................          20
    SAFECO Resource Northwest Sub-Account..................................................................          20
    SAFECO Resource Bond Sub-Account.......................................................................          21
    SAFECO Resource Money Market Sub-Account...............................................................          21
    SAFECO Resource Small Company Stock Sub-Account........................................................          21
    Federated High Income Bond Sub-Account.................................................................          21
    Federated International Equity Sub-Account.............................................................          22
    Federated Utility Sub-Account..........................................................................          22
    Lexington Emerging Markets Sub-Account.................................................................          22
    Lexington Natural Resources Sub-Account................................................................          23
    Scudder Balanced Sub-Account...........................................................................          23
    Scudder International Sub-Account......................................................................          23
    American Century VP Balanced Sub-Account...............................................................          24
    American Century VP International Sub-Account..........................................................          24
    Fidelity VIP II Contrafund Sub-Account.................................................................          25
    Fidelity VIP III Growth Opportunities Sub-Account......................................................          25
    INVESCO VIF-Realty Sub-Account.........................................................................          25
SAFECO Resource Series Trust...............................................................................          25
Federated Insurance Series.................................................................................          25
Lexington Emerging Markets Fund, Inc. .....................................................................          25
Lexington Natural Resources Trust..........................................................................          26
Scudder Variable Life Investment Fund......................................................................          26
American Century Variable Portfolios, Inc. ................................................................          26
Fidelity Variable Insurance Products Fund II (VIP II)......................................................          26
Fidelity Variable Insurance Products Fund III (VIP III)....................................................          26
INVESCO Variable Investment Funds, Inc.....................................................................          26
Voting Rights..............................................................................................          27

                                                                                                                PAGE
                                                                                                                -----
Substitution of Securities.................................................................................          27
Purchasing a Contract......................................................................................          27
    Purchase Payments......................................................................................          27
    Allocation of Purchase Payments........................................................................          27
    Accumulation Unit......................................................................................          28
    Principal Underwriter..................................................................................          28
Charges and Deductions.....................................................................................          29
    Deduction for Premium and Other Taxes..................................................................          29
    Deduction for Mortality and Expense Risk Charge........................................................          29
    Deduction for Contingent Deferred Sales Charge.........................................................          30
    Reduction or Elimination of the Contingent Deferred Sales Charge.......................................          30
    Deduction for Withdrawal Charge........................................................................          31
    Deduction for Asset Related Administration Charge......................................................          31
    Deduction for Annual Administration Maintenance Charge.................................................          31
    Deduction for Transfer Charge..........................................................................          32
    Other Expenses.........................................................................................          32
Rights Under the Contract..................................................................................          32
    Owner, Annuitant and Beneficiary.......................................................................          32
    Misstatement of Age....................................................................................          32
    Evidence of Survival...................................................................................          32
    Contract Date..........................................................................................          33
    Contract Settlement....................................................................................          33
    Substitute Payee.......................................................................................          33
    Assignment.............................................................................................          34
    Modification of the Contracts..........................................................................          34
    Termination of Contract................................................................................          34
Annuity and Death Benefit Provisions.......................................................................          34
    Selection and Change of Settlement Options.............................................................          34
    Payment of Benefits....................................................................................          34
    Frequency and Amount of Annuity Payments...............................................................          34
    Death of Owner Prior to Annuity Date...................................................................          34
    Death of Annuitant.....................................................................................          36
    Death of Owner After Annuity Date......................................................................          36
    Settlement Options.....................................................................................          36
    Mortality and Expense Guarantee........................................................................          37
Withdrawals and Transfers..................................................................................          37
    Withdrawals............................................................................................          37
    Transfers..............................................................................................          37
    Suspension of Payments or Transfers....................................................................          38
Other Services.............................................................................................          39
    The Programs...........................................................................................          39
    Dollar Cost Averaging Program..........................................................................          39
    Automatic Transfer Program.............................................................................          40
    Appreciation or Interest Sweep Program.................................................................          40
    Sub-Account Rebalancing Program (also Portfolio Rebalancing Program)...................................          40
    Systematic Investment Program..........................................................................          41
    Periodic Withdrawal Program............................................................................          41

                                                                                                                PAGE
                                                                                                                -----
Tax Status.................................................................................................          41
    General................................................................................................          42
    Diversification........................................................................................          42
    Multiple Contracts.....................................................................................          43
    Tax Treatment of Assignments...........................................................................          43
    Income Tax Withholding.................................................................................          43
    Tax Treatment of Withdrawals -- Non-Qualified Contracts................................................          43
    Qualified Plans........................................................................................          44
    Tax Treatment of Withdrawals -- Qualified Contracts....................................................          45
    Tax Sheltered Annuities -- Withdrawal Limitations......................................................          46
    Contract Owned by Other than Natural Persons...........................................................          46
Legal Proceedings..........................................................................................          46
Table of Contents of the Statement of Additional Information...............................................          47

                                  DEFINITIONS

ACCUMULATION UNIT - An accounting unit of measure used to calculate the value of a Sub-Account prior to the Annuity Date.

ANNUITANT - The natural person on whose life Annuity payments are payable. The Contract will not be issued if the Annuitant is 76 years of age or older on the Contract Date.

ANNUITY - Any series of payments starting on the Annuity Date.

ANNUITY DATE - The date selected by the Owner for commencing Annuity payments under the Contract. The day of the month on which the payments will be made will be determined by SAFECO. The Annuity Date cannot be later than the date the Annuitant attains age 85.

ANNUITY UNIT - An accounting unit of measure used to calculate Annuity payments after the Annuity Date.

BENEFICIARY - The person or persons entitled to receive benefits under the Contract upon the death of the Owner.

CONTRACT ANNIVERSARY - Any anniversary of the Contract Date.

CONTRACT DATE - For all Contracts issued prior to June 1, 1994, Contract Date shall mean the earlier of the date on which the initial Purchase Payment is allocated to the Separate Account or the Fixed Account. For Contracts issued on or after June 1, 1994, see "Rights under the Contract -- Contract Date."

CONTRACT VALUE - The sum of the Owner's interest in the Sub-Accounts of the Separate Account and the Fixed Account.

CONTRACT YEAR - The twelve month period which commences on the Contract Date and each succeeding twelve month period thereafter.

ELIGIBLE INVESTMENT(S) - An investment entity in which a Sub-Account invests as an underlying investment of the Contract.

FIXED ACCOUNT - SAFECO's General Account, referred to in the Contract as the "Fixed Account," consists of the total Purchase Payments received by SAFECO under a Fixed Account within the Contract and not previously withdrawn, plus interest on each such Purchase Payments, less any applicable charges and deductions. Purchase Payments allocated to the Fixed Account will become part of the general corporate fund of SAFECO to be so used and invested consistent with state insurance laws and will not be segregated from SAFECO's other assets.

FUNDS - The funding vehicles for the Separate Account, other than the Trust:
Certain portfolios of Federated Insurance Series; Lexington Emerging Markets Fund, Inc.; Lexington Natural Resources Trust; Scudder Variable Life Investment Fund; American Century Variable Portfolios, Inc.; Fidelity Variable Insurance Products Fund II (VIP II); Fidelity Variable Insurance Products Fund III (VIP
III) and INVESCO Variable Investment Funds, Inc.

NET PURCHASE PAYMENT - Purchase Payment less premium taxes.

NON-QUALIFIED CONTRACTS - Contracts issued under Non-Qualified Plans which do not receive favorable tax treatment under Sections 403(b), 408, 408A or 457 of the Internal Revenue Code.

OWNER - The person(s) or entity named in the Application who/which has all rights under the Contract. Joint Owners are allowed only in Non-Qualified Contracts and only if the joint Owners are spouses. Each joint Owner shall have equal ownership rights and must jointly exercise those rights. On the date the Application is signed, the Owner must not be older than age 75 (if joint Owners, neither may be older than 75).

PORTFOLIO - A segment of an Eligible Investment which constitutes a separate and distinct class of shares.

PURCHASE PAYMENTS - Payments made to purchase Accumulation Units or which are allocated to the Fixed Account.

QUALIFIED CONTRACTS - Contracts issued under Qualified Plans which receive favorable tax treatment under Sections 403(b), 408, 408A or 457 of the Internal Revenue Code.

SAFECO - SAFECO Life Insurance Company at its Annuity Service Office shown on the cover page of this Prospectus.

SEPARATE ACCOUNT - A separate investment account of SAFECO, designated as SAFECO Separate Account C, into which Purchase Payments or Contract Values may be allocated. The Separate Account is divided into Sub-Accounts.

TRUST - SAFECO Resource Series Trust, one of the Eligible Investments for the Separate Account.

VALUATION DATE - Each day that the New York Stock Exchange is open for business, which is Monday through Friday, except for New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

VALUATION PERIOD - The period commencing at the close of business on each Valuation Date and ending at the close of business for the next succeeding Valuation Date.

WITHDRAWAL - Any payment, including Contract charges and deductions, from the Contracts.

                                   HIGHLIGHTS

The Contracts described in this Prospectus provide for accumulation of Contract Values and payment of monthly annuity payments on a fixed and variable basis.

At the Owner's direction, Purchase Payments for the Contracts are allocated to a segregated investment account of SAFECO, which account has been designated SAFECO Separate Account C, or to the Fixed Account. (See "Definitions -- Fixed Account.") Under certain circumstances, however, Purchase Payments may initially be allocated to the SAFECO Resource Money Market Sub-Account of the Separate Account (see below). The assets of the Separate Account are the property of SAFECO and obligations arising under the Contracts are SAFECO's general corporate obligations.

The Separate Account is divided into Sub-Accounts, with the assets of each Sub-Account invested in a Portfolio of the Trust or the Funds. The Trust and the Funds are open-end management investment companies. There are currently six Portfolios available to the Separate Account under the Trust: the SAFECO Resource Equity, Growth, Northwest, Bond, Money Market and Small Company Stock Portfolios. There are currently three Portfolios available to the Separate Account under the Federated Insurance Series: the Federated High Income Bond Portfolio, the Federated International Equity Portfolio and the Federated Utility Portfolio. The Lexington Emerging Markets Portfolio is currently the only Portfolio of the Emerging Markets Fund available to the Separate Account. The Lexington Natural Resources Portfolio is currently the only Portfolio of the Lexington Natural Resources Trust available to the Separate Account. There are currently two Portfolios available to the Separate Account under the Scudder
Fund: the Scudder Balanced Portfolio and the Scudder International Portfolio. There are currently two Portfolios available to the Separate Account under the American Century Variable Portfolios, Inc.: the American Century VP Balanced Portfolio and the American Century VP International Portfolio. The Fidelity VIP II Contrafund Portfolio is currently the only Portfolio of the Fidelity Variable Insurance Products Fund II available to the Separate Account. The Fidelity VIP III Growth Opportunities Portfolio is currently the only Portfolio of the Fidelity Variable Insurance Products Fund III available to the Separate Account. The INVESCO VIF-Realty Portfolio is currently the only Portfolio of the INVESCO Variable Investment Funds, Inc. available to the Separate Account. Each Portfolio of the Trust and the Funds has different investment objectives. Owners bear the investment risk for all amounts allocated to the Separate Account. For more information on the Trust and each of the Funds and their respective Portfolios, please see

"SAFECO Resource Series Trust," "Federated Insurance Series," "Lexington Emerging Markets Fund, Inc.," "Lexington Natural Resources Trust," "Scudder Variable Life Investment Fund," "American Century Variable Portfolios, Inc.," "Fidelity Variable Insurance Products Fund II," "Fidelity Variable Insurance Products Fund III," "INVESCO Variable Investment Funds, Inc." and the Prospectuses for the Trust and the Funds which accompany and should be read with this Prospectus.

Within ten (10) days of the date of receipt of the Contract by the Owner, or a longer period as may be required by the state of issuance, it may be returned by delivering or mailing it to SAFECO at its Annuity Service Office or to the agent through whom it was purchased. When the Contract is received by SAFECO, it will be voided as if it had never been in force and SAFECO will refund the Contract Value (which may be more or less than the Purchase Payments) computed at the end of the Valuation Period during which the Contract is received by SAFECO. However, in states where required and in the case of Contracts purchased pursuant to an Individual Retirement Annuity, SAFECO will refund the Purchase Payments rather than the Contract Value. Initial Purchase Payments are allocated to the appropriate Sub-Account(s) in accordance with the election made by the Owner in the Application. SAFECO reserves the right, however, to allocate all initial Purchase Payments to the SAFECO Resource Money Market Sub-Account until the expiration of fifteen (15) days from the date the first Purchase Payment is received (except for any Purchase Payment to be allocated to the Fixed Account as elected by the Owner). If SAFECO chooses to automatically allocate Purchase Payments to the SAFECO Resource Money Market Sub-Account, SAFECO will refund the greater of Purchase Payments or the Contract Value. Upon the expiration of the fifteen day period, the Sub-Account Value of the SAFECO Resource Money Market Sub-Account will be allocated to the appropriate Sub-Account(s) in accordance with the election made by the Owner in the Application. Various charges and deductions from Purchase Payments and the Separate Account are described below.

A Contingent Deferred Sales Charge may be deducted in the event of a Withdrawal of all or a portion of the Contract Value. The Contingent Deferred Sales Charge is imposed on Withdrawals made in the first eight (8) Contract Years and is assessed as a percentage of the amount withdrawn. The maximum Contingent Deferred Sales Charge is 8% of the amount withdrawn. An Owner may make Withdrawals in any Contract Year of up to 10% of the Contract Value free from the Contingent Deferred Sales Charge. There are certain other additional instances (for example, like those described in the preceding paragraph) in which this Charge is not applied. (See "Charges and Deductions -- Deduction for Contingent Deferred Sales Charge.") SAFECO deducts a Withdrawal Charge which is equal to the lesser of $25 or 2% of the amount withdrawn for each Withdrawal after the first in any Contract Year. (See "Charges and Deductions -- Deduction for Withdrawal Charge.")

There is a deduction made for the Mortality and Expense Risk Charge computed on a daily basis which is equal, on an annual basis, to 1.25% of the average daily net asset value of the Separate Account. This charge compensates SAFECO for assuming the mortality and expense risks under the Contracts. (See "Charges and Deductions -- Deduction for Mortality and Expense Risk Charge.")

There is an Asset Related Administration Charge computed on a daily basis which is equal, on an annual basis, to 0.15% of the average daily net asset value of the Separate Account. This Charge compensates SAFECO for costs associated with the administration of the Contracts and the Separate Account. (See "Charges and Deductions -- Deduction for Asset Related Administration Charge.")

SAFECO deducts an Annual Administration Maintenance Charge of $30 from the Contract Value on the last day of each Contract Year and in the event of a complete Withdrawal. This Charge is only deducted from Contracts where the Contract Value is less than $50,000. (See "Charges and Deductions -- Deduction for Annual Administration Maintenance Charge.")

Under certain circumstances, a Transfer Charge may be assessed when an Owner transfers Contract Values from one Sub-Account to another Sub-Account or to or from the Fixed Account. (See "Charges and Deductions -- Deduction for Transfer Charge.")

Premium taxes or other taxes payable to a state or other governmental entity will be charged against the Contract Values with respect to Non-Qualified Contracts. SAFECO reserves the right to deduct these taxes from Contract Values with respect to Qualified Contracts. (See "Charges and Deductions -- Deduction for Premium and Other Taxes.")

There are deductions from and expenses paid out of the assets of the Trust and the Funds. See the accompanying Trust and Funds Prospectuses.

There is a ten percent (10%) federal income tax penalty applied to the income portion of any premature distribution from Non-Qualified Contracts. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the "Code")); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982. For federal income tax purposes, withdrawals are deemed to be on a last-in, first-out basis. Separate tax withdrawal penalties and restrictions apply to Qualified Contracts. (See "Tax Status -- Tax Treatment of Withdrawals -- Qualified Contracts.") For a further discussion of the taxation of the Contracts see "Tax Status."

Withdrawals of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) are limited to circumstances only when the Owner attains age 59 1/2, separates from service, dies, becomes disabled (within the meaning of Section 72(m)(7) of the Code) or in the case of hardship. Withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989, and apply only to: (1) salary reduction contributions made after December 31, 1988; (2) income attributable to such contributions; and (3) income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Tax penalties may also apply. (See "Tax Status -- Tax Treatment of Withdrawals -- Qualified Contracts.") Owners should consult their own tax counsel or other tax adviser regarding any distributions. (See "Tax Status -- Tax-Sheltered Annuities -- Withdrawal Limitations.")

The Treasury Department has indicated that guidelines may be forthcoming under which a variable annuity contract will not be treated as an annuity contract for tax purposes if the owner of the contract has excessive control over the investments underlying the contract. The issuance of such guidelines may require SAFECO to impose limitations on an Owner's right to control the investment. It is not known whether any such guidelines would have a retroactive effect (See "Tax Status -- Diversification").

Because of certain exemptive and exclusionary provisions, interests in the Fixed Account are not registered under the Securities Act of 1933 and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940, as amended. Accordingly, neither the Fixed Account nor any interests therein are subject to the provisions of these Acts, and SAFECO has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in the Prospectus relating to the Fixed Account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                                 EXPENSE TABLE
                           SAFECO SEPARATE ACCOUNT C

The non-SAFECO Fund information in this Expense Table set forth below with respect to the Portfolios was provided to the Separate Account by the Portfolios and such information was not independently verified by the Separate Account.

CONTRACT OWNER TRANSACTION EXPENSES:

DEFERRED SALES LOAD:  Contingent Deferred Sales Charge (as a percentage of amount withdrawn)*: This charge applies to Withdrawals in any Contract Year which exceed 10% of the Owner's Contract
                      Value:

Contract Year 1                8% of amount withdrawn
Contract Year 2                7% of amount withdrawn
Contract Year 3                6% of amount withdrawn
Contract Year 4                5% of amount withdrawn
Contract Year 5                4% of amount withdrawn
Contract Year 6                3% of amount withdrawn
Contract Year 7                2% of amount withdrawn
Contract Year 8                1% of amount withdrawn
After Contract Year 8          0% of amount withdrawn

* While the Contingent Deferred Sales Charge assesses a percentage of the amount withdrawn according to the stated schedule, total Contingent Deferred Sales Charges collected by SAFECO will not exceed 8.5% of the Purchase Payments made under the Contract.

WITHDRAWAL CHARGE:    Equal to the lesser of $25 or 2% of the amount withdrawn for each
                      Withdrawal after the first in any Contract Year. Not deducted where the Owner is participating in the Systematic Withdrawal
                      Income Plan-TM- or is exercising a Settlement Option.

TRANSFER CHARGE:      First 12 Transfers in a Contract Year are free. Thereafter, SAFECO reserves the right to assess a Transfer Charge which will be equal to the lesser of $10 or 2% of the amount transferred. The charge is not imposed under the Programs, subject to certain
                      requirements. (See "The Programs".)

ANNUAL ADMINISTRATION CHARGE

$30 per Contract per Contract Year.* Waived if Contract Value is $50,000 or more.

SEPARATE ACCOUNT ANNUAL EXPENSES:
(AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

Mortality and Expense Risk Fees                                             1.25%
Asset Related Administration Charge                                          .15%
                                                                        ---------

Total Separate Account Annual Expenses                                      1.40%

SAFECO RESOURCE SERIES TRUST ANNUAL EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees
  SAFECO Resource Equity Portfolio                                           .73%
  SAFECO Resource Growth Portfolio                                           .74%
  SAFECO Resource Northwest Portfolio                                        .73%
  SAFECO Resource Bond Portfolio                                             .74%
  SAFECO Resource Money Market Portfolio                                     .64%
  SAFECO Resource Small Company Stock Portfolio                              .85%

Other Expenses
  SAFECO Resource Equity Portfolio                                           .02%
  SAFECO Resource Growth Portfolio                                           .03%
  SAFECO Resource Northwest Portfolio**                                      .00%
  SAFECO Resource Bond Portfolio**                                           .00%
  SAFECO Resource Money Market Portfolio**                                   .00%
  SAFECO Resource Small Company Stock Portfolio**                            .10%

Total Trust Annual Expenses (After Reimbursement, if applicable)
  SAFECO Resource Equity Portfolio                                           .75%
  SAFECO Resource Growth Portfolio                                           .77%
  SAFECO Resource Northwest Portfolio                                        .73%
  SAFECO Resource Bond Portfolio                                             .74%
  SAFECO Resource Money Market Portfolio                                     .64%
  SAFECO Resource Small Company Stock Portfolio                              .95%

FEDERATED INSURANCE SERIES ANNUAL EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees
  Federated High Income Bond Portfolio                                       .51%
  Federated International Equity Portfolio                                   .02%
  Federated Utility Portfolio                                                .48%

Other Expenses***
  Federated High Income Bond Portfolio                                       .29%
  Federated International Equity Portfolio                                  1.21%
  Federated Utility Portfolio                                                .37%

Total Fund Annual Expenses*** (After Reimbursement, if applicable)
  Federated High Income Bond Portfolio                                       .80%
  Federated International Equity Portfolio                                  1.23%
  Federated Utility Portfolio                                                .85%

LEXINGTON EMERGING MARKETS FUND, INC. ANNUAL EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees                                                              .85%
Other Expenses****                                                           .99%
Total Fund Annual Expenses**** (After Reimbursement, if applicable)         1.84%

LEXINGTON NATURAL RESOURCES TRUST ANNUAL EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees                                                             1.00%
Other Expenses*****                                                          .25%
Total Fund Annual Expenses***** (After Reimbursement, if applicable)        1.25%

SCUDDER VARIABLE LIFE INVESTMENT FUND ANNUAL EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees
  Scudder Balanced Portfolio                                                 .48%
  Scudder International Portfolio                                            .83%

Other Expenses******
  Scudder Balanced Portfolio                                                 .09%
  Scudder International Portfolio                                            .17%

Total Fund Annual Expenses****** (After Reimbursement, if applicable)
  Scudder Balanced Portfolio                                                 .57%
  Scudder International Portfolio                                           1.00%

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. ANNUAL EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees
  American Century VP Balanced Portfolio                                    1.00%
  American Century VP International Portfolio                               1.50%

Other Expenses
  American Century VP Balanced Portfolio                                    0.00%
  American Century VP International Portfolio                               0.00%

Total Fund Annual Expenses (After Reimbursement, if applicable)
  American Century VP Balanced Portfolio                                    1.00%
  American Century VP International Portfolio                               1.50%

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II ANNUAL EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees
  Fidelity VIP II Contrafund Portfolio                                       .60%

Other Expenses#
  Fidelity VIP II Contrafund Portfolio                                       .11%

Total Fund Annual Expenses# (After Reimbursement, if applicable)
  Fidelity VIP II Contrafund Portfolio                                       .71%

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III ANNUAL EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees
  Fidelity VIP III Growth Opportunities Portfolio                            .60%

Other Expenses#
  Fidelity VIP III Growth Opportunities Portfolio                            .14%

Total Fund Annual Expenses# (After Reimbursement, if applicable)
  Fidelity VIP III Growth Opportunities Portfolio                            .74%

INVESCO VARIABLE INVESTMENT FUNDS, INC. ANNUAL EXPENSES:
(AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees
  INVESCO VIF-Realty Portfolio                                               .90%

Other Expenses+
  INVESCO VIF-Realty Portfolio                                               .20%

Total Fund Annual Expenses+ (After Reimbursement, if applicable)
  INVESCO VIF-Realty Portfolio                                              1.10%

* For purposes of the Examples, the Annual Administration Maintenance Charge is calculated as a ratio of total Annual Administration Maintenance Charges collected during the year to the total average net assets of all Sub-Accounts. The Annual Administration Maintenance Charge percentage will change each year because of changes in total Annual Administration Maintenance Charges collected during the year and the total average net assets of all Sub-Accounts. This will result in variations in the Expense Table each year.

** SAFECO pays all Other Expenses of the Northwest, Bond and Money Market Portfolios until the Portfolio's assets reach $20 million. Once a Portfolio's assets exceed $20 million, the Other Expenses of the Portfolio will be paid by such Portfolio. Because the assets of the Northwest Portfolio exceeded $20 million in February 1998, SAFECO does not expect to reimburse the Other Expenses of the Portfolio going forward.

       During the year ended December 31, 1997, SAFECO paid for or reimbursed all of the Other Expenses of the Northwest, Bond and Money Market Portfolios. Expenses before such reimbursement as a percentage of net assets were as follows:

       SAFECO Resource Northwest Portfolio                              0.94%
       SAFECO Resource Bond Portfolio                                   0.90%
       SAFECO Resource Money Market Portfolio                           0.81%

       The amounts shown for the Small Company Portfolio are estimated expenses based on the maximum management fee and estimated Other Expenses for fiscal year 1998. During the year ended December 31, 1997, SAFECO Asset Management Company (SAM) paid all Other Expenses of the Small Company Portfolio in excess of .10% of the Portfolio's average annual net assets. Expenses before such reimbursement as a percentage of average net assets were 1.24%. SAM will continue to pay all Other Expenses of the Small Company Portfolio in excess of .10% of the Portfolio's average annual net assets until such time as the Portfolio's net assets exceed $20 million. Once the Portfolio's net assets exceed $20 million, all of the Other Expenses will be paid by the Portfolio.

*** SAFECO has entered into a Participation Agreement with the Federated Insurance Series in connection with the Separate Account's investment in the shares of the Federated Insurance Series. Other Participating Insurance Companies have entered into similar Participation Agreements with the Federated Insurance Series. For the one year ended December 31, 1997, the adviser voluntarily waived or reimbursed expenses, as follows:
       Federated High Income Bond Fund II $854,860, absent reimbursement $949,935; Federated Utility Fund II $660,284, absent reimbursement $869,168; Federated International Equity Fund II $343,570, absent reimbursement $616,886.

**** SAFECO has entered into a Participation Agreement with the Lexington Emerging Markets Fund in connection with the Separate Account's investment in the shares of the Lexington Emerging Markets Fund. Other Participating Insurance Companies have entered into similar Participation Agreements with the Lexington Emerging Markets Fund. For the period May 1, 1996 through April 30, 1997, the adviser voluntarily limited management and operating expenses to a maximum of 1.75%. Beginning May 1, 1997, the adviser will no longer reimburse the Fund to the extent that management and operating expenses exceed 1.75%. For the one year ended December 31, 1997, the adviser voluntarily waived or reimbursed expenses, as follows: Lexington Emerging Markets Fund $21,212, absent reimbursement $536,502.

***** SAFECO has entered into a Participation Agreement with the Lexington Natural Resources Trust in connection with the Separate Account's investment in the shares of the Lexington Natural Resources Trust. Other Participating Insurance Companies have entered into similar Participation Agreements with the Lexington Natural Resources Trust.

****** SAFECO has entered into a Participation Agreement with the Scudder Fund in connection with the Separate Account's investment in the shares of the Scudder Fund. Other insurance companies (together, with SAFECO, collectively referred to herein as "Participating Insurance Companies") have entered into similar Participation Agreements with the Scudder Fund. For a period of five years from the date of execution of a Participation Agreement with the Scudder Fund, and from year to year thereafter if agreed to by the Participating Insurance Company and the Fund, each Participating Insurance Company (including SAFECO) has agreed to reimburse the Scudder Fund to the extent that annual operating expenses of the Scudder Balanced Portfolio of the Scudder Fund exceed 0.75% of such Portfolio's average annual net assets and to the extent that the annual operating expenses of the Scudder International Portfolio of the Scudder Fund exceed 1.50% of such Portfolio's average annual net assets. Under these arrangements, no reimbursement of expenses of either of these Portfolios was required of SAFECO for the year ended December 31, 1997.

# A portion of the brokerage commissions that certain funds pay was used to reduce funds expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been .68% for the Contrafund Portfolio and .73% for the Growth Opportunities Portfolio.

+ Various expenses of the Realty Portfolio will be voluntarily absorbed by INVESCO Funds Group, Inc. for the year ended December 31, 1998. If such expenses are not voluntarily absorbed, the estimated Other Expenses and Total Fund Annual Expenses are 0.68% and 1.58%, respectively.

Examples for SAFECO Resource Equity Sub-Account               Year 1       Year 3       Year 5       Year 10
----------------------------------------------------------  -----------  -----------  -----------  -----------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period......................   $      97    $     128    $     161    $     257
Assuming annuitization at end of period...................   $      23    $      70    $     120    $     257
Assuming no withdrawal....................................   $      23    $      70    $     120    $     257


Examples for SAFECO Resource Growth Sub-Account               Year 1       Year 3       Year 5       Year 10
----------------------------------------------------------  -----------  -----------  -----------  -----------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period......................   $      97    $     129    $     162    $     259
Assuming annuitization at end of period...................   $      23    $      70    $     121    $     259
Assuming no withdrawal....................................   $      23    $      70    $     121    $     259

Examples for SAFECO Resource Money Market Sub-Account         Year 1       Year 3       Year 5       Year 10
----------------------------------------------------------  -----------  -----------  -----------  -----------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period......................   $      96    $     125    $     156    $     246
Assuming annuitization at end of period...................   $      22    $      67    $     114    $     246
Assuming no withdrawal....................................   $      22    $      67    $     114    $     246

Examples for SAFECO Resource Northwest Sub-Account            Year 1       Year 3       Year 5       Year 10
----------------------------------------------------------  -----------  -----------  -----------  -----------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period......................   $      96    $     128    $     160    $     255
Assuming annuitization at end of period...................   $      22    $      69    $     119    $     255
Assuming no withdrawal....................................   $      22    $      69    $     119    $     255

Examples for SAFECO Resource Bond Sub-Account                 Year 1       Year 3       Year 5       Year 10
----------------------------------------------------------  -----------  -----------  -----------  -----------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period......................   $      97    $     128    $     161    $     256
Assuming annuitization at end of period...................   $      23    $      70    $     119    $     256
Assuming no withdrawal....................................   $      23    $      70    $     119    $     256

Examples for SAFECO Resource Small Company Stock
Sub-Account                                                   Year 1       Year 3       Year 5       Year 10
                                                            -----------  -----------  -----------  -----------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period......................   $      99    $     134    $     171    $     277
Assuming annuitization at end of period...................   $      25    $      76    $     130    $     277
Assuming no withdrawal....................................   $      25    $      76    $     130    $     277

Examples for Federated High Income Bond Sub-Account           Year 1       Year 3       Year 5       Year 10
----------------------------------------------------------  -----------  -----------  -----------  -----------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period......................   $      97    $     130    $     163    $     262
Assuming annuitization at end of period...................   $      23    $      71    $     122    $     262
Assuming no withdrawal....................................   $      23    $      71    $     122    $     262

Examples for Federated International Equity Sub-Account       Year 1       Year 3       Year 5       Year 10
----------------------------------------------------------  -----------  -----------  -----------  -----------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period......................   $     101    $     142    $     184    $     305
Assuming annuitization at end of period...................   $      27    $      84    $     144    $     305
Assuming no withdrawal....................................   $      27    $      84    $     144    $     305

Examples for Federated Utility Sub-Account                    Year 1       Year 3       Year 5       Year 10
----------------------------------------------------------  -----------  -----------  -----------  -----------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period......................   $      98    $     131    $     166    $     267
Assuming annuitization at end of period...................   $      24    $      73    $     125    $     267
Assuming no withdrawal....................................   $      24    $      73    $     125    $     267

Examples for Lexington Emerging Markets Sub-Account           Year 1       Year 3       Year 5       Year 10
----------------------------------------------------------  -----------  -----------  -----------  -----------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period......................   $     107    $     159    $     212    $     362
Assuming annuitization at end of period...................   $      34    $     102    $     173    $     362
Assuming no withdrawal....................................   $      34    $     102    $     173    $     362

Examples for Lexington Natural Resources Sub-Account          Year 1       Year 3       Year 5       Year 10
----------------------------------------------------------  -----------  -----------  -----------  -----------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period......................   $     101    $     143    $     185    $     307
Assuming annuitization at end of period...................   $      28    $      85    $     145    $     307
Assuming no withdrawal....................................   $      28    $      85    $     145    $     307

Examples for Scudder Balanced Sub-Account                     Year 1       Year 3       Year 5       Year 10
----------------------------------------------------------  -----------  -----------  -----------  -----------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period......................   $      95    $     123    $     152    $     238
Assuming annuitization at end of period...................   $      21    $      64    $     111    $     238
Assuming no withdrawal....................................   $      21    $      64    $     111    $     238

Examples for Scudder International Sub-Account                Year 1       Year 3       Year 5       Year 10
----------------------------------------------------------  -----------  -----------  -----------  -----------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period......................   $      99    $     136    $     173    $     282
Assuming annuitization at end of period...................   $      25    $      77    $     132    $     282
Assuming no withdrawal....................................   $      25    $      77    $     132    $     282

Examples for American Century VP Balanced Sub-Account         Year 1       Year 3       Year 5       Year 10
----------------------------------------------------------  -----------  -----------  -----------  -----------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period......................   $      99    $     136    $     173    $     282
Assuming annuitization at end of period...................   $      25    $      77    $     132    $     282
Assuming no withdrawal....................................   $      25    $      77    $     132    $     282

Examples for American Century VP International Sub-Account    Year 1       Year 3       Year 5       Year 10
----------------------------------------------------------  -----------  -----------  -----------  -----------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period......................   $     104    $     150    $     197    $     330
Assuming annuitization at end of period...................   $      30    $      92    $     157    $     330
Assuming no withdrawal....................................   $      30    $      92    $     157    $     330

Examples for Fidelity VIP II Contrafund Sub-Account           Year 1       Year 3       Year 5       Year 10
----------------------------------------------------------  -----------  -----------  -----------  -----------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period......................   $      96    $     127    $     159    $     253
Assuming annuitization at end of period...................   $      22    $      69    $     118    $     253
Assuming no withdrawal....................................   $      22    $      69    $     118    $     253

Examples for Fidelity VIP III Growth Opportunities
Sub-Account                                                   Year 1       Year 3       Year 5       Year 10
                                                            -----------  -----------  -----------  -----------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period......................   $      97    $     128    $     161    $     256
Assuming annuitization at end of period...................   $      23    $      70    $     119    $     256
Assuming no withdrawal....................................   $      23    $      70    $     119    $     256

Examples for INVESCO VIF-Realty Sub-Account                   Year 1       Year 3       Year 5       Year 10
----------------------------------------------------------  -----------  -----------  -----------  -----------
Assuming a 5% return on assets, you would pay the
following expenses on a $1,000 investment:
Assuming withdrawal at end of period......................   $      98    $     134    $     170    $     275
Assuming annuitization at end of period...................   $      25    $      76    $     129    $     275
Assuming no withdrawal....................................   $      25    $      76    $     129    $     275

The information in the "Examples" is estimated and provided to assist the potential Owner in understanding the various costs and expenses charged to an Owner's Contract Value either directly or indirectly and reflects expenses of the Separate Account, the Trust and the Funds. The Examples do not reflect premium taxes which may be applicable. Contingent Deferred Sales Charges may be waived in certain circumstances. For additional information, see "Charges and Deductions".

THE INFORMATION ABOVE IS NOT INTENDED TO BE REPRESENTATIVE OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

Like other insurance, mutual fund, financial and business organizations and individuals around the world, SAFECO Life and the Separate Account could be adversely affected if the computer systems used by SAFECO Life, its principal underwriter, underlying mutual fund managers and investment advisors or other companies that provide services to the Separate Account do not properly process and calculate date related information from and after January 1, 2000. This is commonly called the "Year 2000 problem." SAFECO Life is taking steps it believes are reasonably designed to address the Year 2000 problem with respect to the computer systems that each of them uses and to obtain satisfactory assurances that comparable steps are being taken by each of SAFECO Life's other, major service providers. It is not anticipated that the Separate Account will incur any charges or that there will be any difficulties in accurate and timely reporting resulting from the change in year from 1999 to 2000.

    SCHEDULE OF ACCUMULATION UNIT VALUES AND ACCUMULATION UNITS OUTSTANDING
                           SAFECO SEPARATE ACCOUNT C

The following selected financial data are derived from the financial statements of SAFECO Separate Account C, which have been audited by Ernst & Young LLP, independent auditors. The data should be read in conjunction with the financial statements, related notes, and other financial information incorporated by reference herein.

Such information is not included for the Fidelity VIP II Contrafund Sub-Account, the Fidelity VIP III Growth Opportunities Sub-Account and the INVESCO VIF-Realty Sub-Account as these are new Sub-Accounts.

                                                                         1997       1996       1995       1994
                                                                       ---------  ---------  ---------  ---------
SAFECO RESOURCE EQUITY SUB-ACCOUNT
February 11 value (initial public offering)                                                             $  24.528
December 31 value                                                      $  48.808  $  39.633  $  32.209  $  25.373
December 31 units                                                      1,868,135  1,055,113    438,184    144,290
SAFECO RESOURCE GROWTH SUB-ACCOUNT
February 11 value (initial public offering)                                                             $  13.910
December 31 value                                                      $  38.410  $  26.928  $  20.668  $  14.864
December 31 units                                                      2,188,705  1,244,669    479,054    154,127
SAFECO RESOURCE NORTHWEST SUB-ACCOUNT
February 11 value (initial public offering)                                                             $  10.073
December 31 value                                                      $  15.388  $  11.905  $  10.737  $  10.134
December 31 units                                                        445,999    146,690     58,302     22,082
SAFECO RESOURCE BOND SUB-ACCOUNT
February 11 value (initial public offering)                                                             $  16.217
December 31 value                                                      $  19.130  $  17.915  $  18.045  $  15.521
December 31 units                                                        164,114    112,876     35,531     14,107
SAFECO RESOURCE MONEY MARKET SUB-ACCOUNT
February 11 value (initial public offering)                                                             $  13.526
December 31 value                                                      $  15.413  $  14.874  $  14.370  $  13.811
December 31 units                                                        469,011    251,704     98,132    124,541
SAFECO RESOURCE SMALL COMPANY STOCK SUB-ACCOUNT
May 1 value (initial public offering)                                  $  10.000
December 31 value                                                      $  12.731
December 31 units                                                        246,308
SCUDDER INTERNATIONAL SUB-ACCOUNT
February 11 value (initial public offering)                                                             $  10.948
December 31 value                                                      $  14.008  $  13.022  $  11.504  $  10.498
December 31 units                                                        595,188    545,285    278,030    137,600
SCUDDER BALANCED SUB-ACCOUNT
February 11 value (initial public offering)                                                             $  10.435
December 31 value                                                      $  16.872  $  13.771  $  12.481  $   9.988
December 31 units                                                        784,022    660,227    134,772     49,575
LEXINGTON NATURAL RESOURCES SUB-ACCOUNT
January 25 value (initial public offering)                                        $  11.330
December 31 value                                                      $  14.952  $  14.148
December 31 units                                                        304,593     73,555
LEXINGTON EMERGING MARKETS SUB-ACCOUNT
January 25 value (initial public offering)                                        $  10.350
December 31 value                                                      $   8.670  $   9.946
December 31 units                                                        192,647     86,353
FEDERATED UTILITY SUB-ACCOUNT
January 25 value (initial public offering)                                        $  11.110
December 31 value                                                      $  15.135  $  12.117
December 31 units                                                        263,094     83,361
FEDERATED HIGH INCOME BOND SUB-ACCOUNT
January 25 value (initial public offering)                                        $   9.870
December 31 value                                                      $  12.236  $  10.899
December 31 units                                                        300,924     40,629
FEDERATED INTERNATIONAL EQUITY SUB-ACCOUNT
January 25 value (initial public offering)                                        $  10.220
December 31 value                                                      $  12.003  $  11.056
December 31 units                                                        127,307     34,059
AMERICAN CENTURY VP BALANCED SUB-ACCOUNT
January 25 value (initial public offering)                                        $   7.020
December 31 value                                                      $   9.008  $   7.887
December 31 units                                                        350,262     23,490
AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT
January 25 value (initial public offering)                                        $   5.330
December 31 value                                                      $   7.039  $   6.016
December 31 units                                                        467,855     24,432

                              FINANCIAL STATEMENTS

The financial statements for SAFECO are contained in the Statement of Additional Information which is available at no charge by calling 1-800-426-7649 or writing to the Annuity Service Office address on the cover.

                            PERFORMANCE INFORMATION

In advertisements, the "yield," "effective yield," "total return" and "average annual total return" of the Sub-Accounts may be quoted.

ALL SUB-ACCOUNTS (OTHER THAN SAFECO RESOURCE MONEY MARKET SUB-ACCOUNT)

"Yield" is the annualization on a 360-day basis of net income per unit over a 30-day period divided by the accumulation unit value on the last day of the period. Yield figures are calculated by determining the income generated by an investment in the Sub-Account over a 30-day period. The income is then annualized by assuming that the income generated during the 30-day period continues to be generated each month for a 12-month period and is shown as a percentage of the investment. Yield figures will reflect deduction of the Annual Administration Maintenance Charge which is assessed on an annual basis to Owners whose Contract Value is less than $50,000, but will not include any applicable Contingent Deferred Sales Charge.

"Total return" is the total percentage change in the unit value of an investment over a stated period of time. "Average annual total return" is the annual percentage change in the unit value of an investment over a stated period of time. Both total return and average annual total return assume the reinvestment of dividend and capital gains distributions.

Standardized total return figures which appear in advertisements or sales literature will be calculated for required time periods based on a set initial investment amount and include the Annual Administration Maintenance Charge and the Contingent Deferred Sales Charge. From time to time, non-standardized total return figures may accompany the standardized figures. Although certain Sub-Accounts may be new and therefore have no investment performance history in the Separate Account, hypothetical performance may be calculated based on the respective portfolios' historical performance prior to its availability in the Separate Account. Non-standardized total return figures may be calculated in a variety of ways including but not necessarily limited to different time periods, different initial investment amounts, additions of periodic payments, use of time weighted average annual returns which take into consideration the length of time each investment has been on deposit, and without the Annual Administration Maintenance Charge and/or with or without the Contingent Deferred Sales Charge. Non-standardized figures may cause the performance of the Sub-Accounts to appear higher than performance calculated using standard parameters.

SAFECO RESOURCE MONEY MARKET SUB-ACCOUNT

"Yield" is the annualization on a 365-day basis of the SAFECO Resource Money Market Sub-Account's net income over a 7-day period. Yield figures are calculated by determining the income generated by an investment in the Sub-Account over a 7-day period. The income is then annualized by assuming that the income generated during the 7-day period continues to be generated each week for a 52-week period and is shown as a percentage of the investment.

"Effective yield" is the annualization, on a 365-day basis, of the Sub-Account's net income over a 7-day period with dividends reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

As explained above, yield figures will reflect deduction of the Annual Administration Maintenance Charge which is assessed on an annual basis to Owners whose Contract Value is less than $50,000, but will not include any applicable Contingent Deferred Sales Charge.

For the SAFECO Resource Money Market Portfolio, total return and average annual total return are non-standardized performance figures which may accompany the standardized yield and effective yield. "Total return" is the total percentage change in the unit value of an investment over a stated period of time and "average annual total return" is the annual percentage change in the unit value of an investment over a stated period of time. Non-standardized total return and average annual total return figures for the SAFECO Resource Money Market Portfolio may be calculated in a variety of ways, as described above.

RANKINGS

In addition to these performance figures, the Sub-Accounts may advertise rankings as provided by the Lipper Variable Insurance Products Performance Analysis Service published by Lipper Analytical Services, Inc. which monitors separate account performance for variable annuity products such as the Contracts, the VARDS Report which is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. or the Variable Annuity Performance Report published by Morningstar, Inc. which is also a monthly analysis of variable annuity performance. Rankings provided by these sources may or may not include all applicable charges.

Performance figures and quoted rankings are indicative only of past performance and are not intended to represent future investment results.

                                     SAFECO

SAFECO is a stock life insurance company which was organized under the laws of the state of Washington on January 23, 1957. SAFECO writes individual and group life, accident and health insurance and annuities. SAFECO is licensed to do business in the District of Columbia and all states except New York. SAFECO is a wholly-owned subsidiary of SAFECO Corporation which is a holding company whose subsidiaries are engaged primarily in insurance and financial service businesses. The home office of SAFECO is located at 15411 N.E. 51st Street, Redmond, Washington 98052.

                              THE SEPARATE ACCOUNT

The Board of Directors of SAFECO adopted a resolution to establish a segregated asset account pursuant to Washington insurance law on February 6, 1986. This segregated asset account has been designated SAFECO Separate Account C. SAFECO has caused the Separate Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Separate Account meets the definition of a "separate account" under the federal securities laws.

The assets of the Separate Account are the property of SAFECO. However, the assets of the Separate Account, equal to the reserves and other contract liabilities with respect to the Separate Account, are not chargeable with liabilities arising out of any other business SAFECO may conduct. Income, gains and losses, whether or not realized, are in accordance with the Contracts credited to or charged against the Separate Account without regard to other income, gains or losses of SAFECO. SAFECO's obligations arising under the Contracts are general corporate obligations. The investments of the Separate Account will be valued at their fair market value in accordance with the procedures approved by the Board of Directors of SAFECO and the Separate Account committee.

The Separate Account is divided into Sub-Accounts, with the assets of each Sub-Account invested in one of the Portfolio(s) of the Trust or the Funds. Currently there are six SAFECO Resource Portfolios available under the Trust: the SAFECO Resource Equity Portfolio, SAFECO Resource Growth Portfolio, SAFECO Resource Northwest Portfolio, SAFECO Resource Bond Portfolio, SAFECO Resource Money Market and SAFECO Resource Small Company Stock Portfolio. Currently there are three Portfolios available under the Federated Insurance
Series: the Federated High Income Bond Portfolio, the Federated International Equity Portfolio and the Federated Utility Portfolio. The Lexington Emerging Markets Portfolio is currently the only Portfolio of the Emerging Markets Fund available to the Separate Account. The Lexington Natural Resources Portfolio is currently the only Portfolio of the Lexington Natural Resources Trust available to the Separate Account. There are two Portfolios available under the Scudder
Fund: the Scudder Balanced Portfolio and the Scudder International Portfolio. There are two Portfolios available under the American Century Variable Portfolios, Inc.: the American Century VP Balanced Portfolio and the American Century VP International Portfolio. The Fidelity VIP II Contrafund Portfolio is currently the only Portfolio of the Fidelity Variable Insurance Products Fund II available to the Separate Account. The Fidelity VIP III Growth Opportunities Portfolio is currently the only Portfolio of the Fidelity Variable Insurance Products Fund III available to the Separate Account. The INVESCO VIF-Realty Portfolio is currently the only Portfolio of the INVESCO Variable Investment Funds, Inc. available to the Separate Account. There is no assurance that the investment objective of any of the Portfolios will be met. Owners bear the complete investment risk for Purchase Payments allocated to a Sub-Account. Contract Values will fluctuate in accordance with the investment performance of the Sub-Account(s) to which Purchase Payments are allocated, and in accordance with the imposition of the fees and charges assessed under the Contracts.

SAFECO RESOURCE EQUITY SUB-ACCOUNT

The investment objective of the SAFECO Resource Equity Sub-Account is to seek long-term growth of capital and reasonable current income.

The SAFECO Resource Equity Sub-Account invests in the SAFECO Resource Equity Portfolio. To pursue its investment objective, the SAFECO Resource Equity Portfolio ordinarily invests principally in common stocks or securities convertible into common stocks. Fixed-Income securities may be purchased in accordance with business and financial conditions.

SAFECO RESOURCE GROWTH SUB-ACCOUNT

The investment objective of the SAFECO Resource Growth Sub-Account is to seek growth of capital and the increased income that ordinarily follows from such growth.

The SAFECO Resource Growth Sub-Account invests in the SAFECO Resource Growth Portfolio. To pursue its investment objective, the SAFECO Resource Growth Portfolio will ordinarily invest a preponderance of its assets in common stocks selected primarily for potential appreciation. To determine those common stocks which have the potential for long-term growth, SAFECO Asset Management Company, the Trust's investment adviser, will evaluate the issuer's financial strength, quality of management and earnings power.

SAFECO RESOURCE NORTHWEST SUB-ACCOUNT

The investment objective of the SAFECO Resource Northwest Sub-Account is to seek long-term growth of capital through investing primarily in Northwest companies.

The SAFECO Resource Northwest Sub-Account invests in the SAFECO Resource Northwest Portfolio. To pursue its investment objective, the SAFECO Resource Northwest Portfolio will invest at least 65% of its total assets in securities issued by companies with their principal executive offices located in Washington, Alaska, Idaho, Oregon or Montana.

The SAFECO Resource Northwest Portfolio will ordinarily invest its assets in shares of common stock selected primarily for potential long-term appreciation. The SAFECO Resource Northwest Portfolio may also occasionally invest in securities convertible into common stock.

SAFECO RESOURCE BOND SUB-ACCOUNT

The investment objective of the SAFECO Resource Bond Sub-Account is to seek as high a level of current income as is consistent with the relative stability of capital.

The SAFECO Resource Bond Sub-Account invests in the SAFECO Resource Bond Portfolio. To pursue its investment objective, the SAFECO Resource Bond Portfolio invests primarily in medium-term debt securities. Although the SAFECO Resource Bond Portfolio does not intend to purchase below investment grade bonds during the coming year, it may hold up to 20% of total assets in bonds which are downgraded after purchase to below investment grade quality by Standard & Poor's Corporation or Moody's Investors Service, Inc. Below investment grade bonds are commonly referred to as high-yield or "junk" bonds and have special risks associated with them. See the Trust's Prospectus and Statement of Additional Information for more information.

SAFECO RESOURCE MONEY MARKET SUB-ACCOUNT

The investment objective of the SAFECO Resource Money Market Sub-Account is to seek as high a level of current income as is consistent with the preservation of capital and liquidity through investments in high-quality money market investments maturing in thirteen months or less.

The SAFECO Resource Money Market Sub-Account invests in the SAFECO Resource Money Market Portfolio which seeks to maintain a net asset value per share of $1.00. SHARES OF THE SAFECO RESOURCE MONEY MARKET PORTFOLIO ARE NEITHER INSURED, NOR GUARANTEED, BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT THE SAFECO RESOURCE MONEY MARKET PORTFOLIO WILL MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

SAFECO RESOURCE SMALL COMPANY STOCK SUB-ACCOUNT

The investment objective of the SAFECO Resource Small Company Stock Sub-Account is to seek long-term growth of capital through investing primarily in small-sized companies.

The SAFECO Resource Small Company Stock Sub-Account invests in the SAFECO Resource Small Company Stock Portfolio. The Small Company Stock Portfolio will pursue its investment objective by investing at least 65% of its total assets in common stock and preferred stock of small-sized companies with total market capitalization of less than $1 billion.

FEDERATED HIGH INCOME BOND SUB-ACCOUNT

The investment objective of the Federated High Income Bond Sub-Account is to seek high current income.

The Federated High Income Bond Sub-Account invests in the Federated High Income Bond Portfolio. To pursue its investment objective, the Federated High Income Bond Portfolio invests primarily in a diversified portfolio of professionally managed fixed-income securities. The fixed-income securities in which the Federated High Income Bond Portfolio intends to invest are lower-rated corporate debt obligations, which are commonly referred to as "junk bonds." Some of these fixed-income securities may involve equity features. Capital growth will be considered, but only when consistent with the investment objective of high current income.

FEDERATED INTERNATIONAL EQUITY SUB-ACCOUNT

The investment objective of the Federated International Equity Sub-Account is to seek to obtain a total return on its assets.

The Federated International Equity Sub-Account invests in the Federated International Equity Portfolio. To pursue its investment objective, the Federated International Equity Portfolio invests in a diversified portfolio of equity securities issued by non-U.S. issuers. The Federated International Equity Portfolio will invest at least 65% of its total assets, and under normal market conditions substantially all of its assets, in equity securities of issuers located in at least three different countries outside of the United States. The equity securities will be selected primarily for superior growth potential and to reduce portfolio volatility. The Federated International Equity Portfolio may purchase sponsored or unsponsored American Depository Receipts, Global Depository Receipts, and European Depository Receipts; corporate and government fixed income securities of issuers outside of the United States; convertible securities; and options and financial futures contracts. While the Federated International Equity Portfolio primarily invests in dividend-paying equity securities of established companies that appear to have growth potential, it may as a temporary defensive position, shift its emphasis to such other securities if such investments appear to offer potential higher return.

FEDERATED UTILITY SUB-ACCOUNT

The investment objective of the Federated Utility Sub-Account is to seek high current income and moderate capital appreciation.

The Federated Utility Sub-Account invests in the Federated Utility Portfolio. To pursue its investment objective, the Federated Utility Portfolio invests primarily in a professionally managed and diversified portfolio of equity and debt securities of utility companies that produce, transmit, or distribute gas and electric energy as well as those companies that provide communications facilities, such as telephone and telegraph companies. Under normal market conditions, the Federated Utility Portfolio invests at least 65% of its total assets in securities of utility companies.

LEXINGTON EMERGING MARKETS SUB-ACCOUNT

The investment objective of the Lexington Emerging Markets Sub-Account is to seek long-term growth of capital primarily through investment in equity securities and equivalents of companies domiciled in, or doing business in, emerging countries and emerging markets.

The Lexington Emerging Markets Sub-Account invests in the Lexington Emerging Markets Portfolio. To pursue its investment objective, the Lexington Emerging Markets Portfolio invests primarily in emerging country and emerging market equity securities of all types of common stocks and equivalents (the following constitute equivalents: convertible debt securities and warrants), although the Portfolio also may invest in preferred stocks, bonds, and money market instruments of foreign and domestic companies, the U.S. government, and its agencies. The Lexington Emerging Markets Portfolio, under normal conditions, will invest at least 65% of its total assets in emerging country and emerging market equity securities in at least three countries outside of the U.S. and at all times will invest in a minimum of three countries outside of the U.S. Investments in emerging country equity securities are not subject to a maximum limit, and it is the intention of the Lexington Emerging Markets Portfolio's adviser to invest substantially all of the Portfolio's assets in such securities. For purposes of its investment objective, the Lexington Emerging Markets Portfolio considers EMERGING COUNTRY equity securities to be any country whose economy and market the World Bank or United Nations considers to be emerging or developing, and the Portfolio also may invest in equity securities and equivalents, traded in any market, of companies that derive 50% or more of their total revenue from either goods or services produced in such emerging countries and emerging markets or sales made in such countries.

LEXINGTON NATURAL RESOURCES SUB-ACCOUNT

The investment objective of the Lexington Natural Resources Sub-Account is to seek long-term growth of capital through investing primarily in common stocks of companies that own or develop natural resources and other basic commodities, or supply goods and services to such companies.

The Lexington Natural Resources Sub-Account invests in the Lexington Natural Resources Portfolio. To pursue its investment objective, the Lexington Natural Resources Portfolio seeks to identify securities of companies that, in its management's opinion, are undervalued relative to the value of natural resource holdings of such companies in light of current and anticipated economic or financial conditions. The Lexington Natural Resources Portfolio will consider a company to have substantial natural resource assets when, in its management's opinion, the company's holdings of the assets are of such magnitude, when compared to the capitalization, revenues or operating profits of the company, that changes in the economic value of the assets will affect the market price of the equity securities of such company, which, generally, is when at least 50% of the non-current assets, capitalization, gross revenues or operating profits of the company in the most recent or current fiscal year are involved in or result from, directly or indirectly through subsidiaries, exploring, mining, refining, processing, fabricating, dealing in or owning natural resource assets. Up to 25% of the Lexington Natural Resources Portfolio's total assets may be invested in securities principally traded in markets outside the U.S.

SCUDDER BALANCED SUB-ACCOUNT

The investment objective of the Scudder Balanced Sub-Account is to seek a balance of growth and income from a diversified portfolio of equity and fixed income securities. The Scudder Balanced Sub-Account also seeks long-term preservation of capital through a quality-oriented investment approach that is designed to reduce risk.

The Scudder Balanced Sub-Account invests in the Scudder Balanced Portfolio. In seeking its objectives of a balance of growth and income, as well as long-term preservation of capital, the Scudder Balanced Portfolio invests in a diversified portfolio of equity and fixed income securities. The Scudder Balanced Portfolio invests, under normal circumstances, at least 50%, but no more than 75%, of its net assets in common stocks and other equity investments. The Scudder Balanced Portfolio's equity investments consist of common stocks, preferred stocks, warrants and securities convertible into common stocks, of companies that, in the investment adviser's judgment, are of above-average financial quality and offer the prospect for above-average growth in earnings, cash flow, or assets relative to the overall market as defined by the Standard and Poor's Corporation 500 Composite Price Index. At least 65% of the value of the Portfolio's common stocks will be of issuers which qualify, at the time of purchase, for one of the three highest equity earnings and dividends ranking categories (A+, A, or A-) of S&P, or if not ranked by S&P, are judged to be of comparable quality by the Adviser. S&P assigns earnings and dividends rankings to corporations based on a number of factors, including stability and growth of earnings and dividends. Rankings by S&P are not an appraisal of a company's creditworthiness, as is true for S&P's debt security ratings, nor are these rankings intended as a forecast of future stock market performances. In addition to using S&P rankings of earnings and dividends of common stocks, the Adviser conducts its own analysis of a company's history, current financial position, and earnings prospects. To enhance income and stability, the Scudder Balanced Portfolio's remaining assets are allocated to bonds and other fixed income securities, including cash reserves. The Scudder Balanced Portfolio will normally invest 25% to 50% of its net assets in fixed income securities. However, at least 25% of the Scudder Balanced Portfolio's net assets will always be invested in fixed income securities.

SCUDDER INTERNATIONAL SUB-ACCOUNT

The investment objective of the Scudder International Sub-Account is to seek long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.

The Scudder International Sub-Account invests in the Scudder International Portfolio. The Scudder International Portfolio invests in companies, wherever organized, which do business primarily outside the United States. The Scudder International Portfolio intends to diversify investments among several countries and to have represented in its holdings business activities in not less than three different countries. The Scudder International Portfolio invests primarily in equity securities of established companies listed on foreign exchanges. It may also invest in fixed income securities of foreign governments and companies.

AMERICAN CENTURY VP BALANCED SUB-ACCOUNT

The investment objective of the American Century VP Balanced Sub-Account is capital growth and current income. The American Century VP Balanced Sub-Account invests in the American Century VP Balanced Fund. To pursue its investment objective with regard to the equity portion of the portfolio, the American Century VP Balanced Fund invests primarily in common stocks, including securities convertible into common stocks and other equity equivalents and other securities that meet certain standards, and have better-than-average potential for appreciation. Management of the American Century VP Balanced Fund intends to maintain approximately 60% of its assets in such securities, regardless of the movement of stock prices. Management intends to maintain approximately 40% of its assets in fixed income securities, with a minimum of 25% of that amount in fixed income senior securities. The fixed income securities will be chosen based on their level of income production and price stability.

The American Century VP Balanced Fund may invest in a diversified portfolio of debt and other fixed-rate securities payable in U.S. currency. These may include obligations of the U.S. Government (Treasury Bills, Treasury notes, and U.S. Government Bonds supported by the full faith and credit of the United States, its agencies and instrumentalities), corporate securities (bonds, notes, preferred and convertible issues), and sovereign government, municipal, mortgage-related and other asset-backed securities.

AMERICAN CENTURY VP INTERNATIONAL SUB-ACCOUNT

The investment objective of the American Century VP International Sub-Account is capital growth. The American Century VP International Sub-Account invests in the American Century VP International Fund. To pursue its investment objective, the American Century VP International Fund invests primarily in securities of foreign companies that meet certain standards that have potential for appreciation. The American Century VP International Fund will invest primarily in common stocks of such companies, including depositary receipts for common stocks and other equity equivalents. The American Century VP International Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally. Under normal conditions, the American Century VP International Fund will invest at least 65% of its assets in common stocks or other equity equivalents from at least three countries outside the United States. When management believes that the total capital growth potential or other securities equals or exceeds the potential return of common stocks, it may invest up to 35% of its assets in such other securities.

In order to achieve maximum investment flexibility, the American Century VP International Fund has not established geographic limits on asset distribution on either a country-by-country or region-by-region basis. Management expects to invest both in issuers whose principal place of business is located in countries with developed economies and in countries with less developed economies. The principal criterion for inclusion of a security in the fund's portfolio is its ability to meet the fundamental and technical standards of selection and, in the opinion of the fund's investment manager, to achieve better-than-average appreciation.

The other securities in which the American Century VP International Fund may invest are convertible securities, preferred stocks, bonds, notes and debt securities of companies, obligations of domestic and foreign governments and their agencies.

FIDELITY VIP II CONTRAFUND SUB-ACCOUNT

The investment objective of the Fidelity VIP II Contrafund Sub-Account is long-term capital appreciation.

The Fidelity VIP II Contrafund Sub-Account invests in the Fidelity VIP II Contrafund Portfolio. The Portfolio's assets will be invested mainly in securities of companies whose value FMR believes is not fully recognized by the public. This strategy can lead to investments in stock of small companies which may not be well-known.

FIDELITY VIP III GROWTH OPPORTUNITIES SUB-ACCOUNT

The investment objective of the Fidelity VIP III Growth Opportunities Sub-Account is to provide capital growth through investing in common stocks and securities convertible into common stocks.

The Fidelity VIP III Growth Opportunities Sub-Account invests in the Fidelity VIP III Growth Opportunities Portfolio. The Portfolio's assets will be invested mainly in common stocks and securities convertible to common stocks.

INVESCO VIF-REALTY SUB-ACCOUNT

The investment objective of the INVESCO VIF-Realty Sub-Account is long-term capital growth. Above-average current income is an additional consideration in selecting securities for the Fund's investment portfolio.

The INVESCO VIF-Realty Sub-Account invests in the INVESCO VIF-Realty Portfolio. The Portfolio normally invests at least 65% of its total assets in equity securities of companies principally engaged in the real estate industry. The remaining assets are invested in other income-producing securities such as mortgage-backed securities and corporate bonds.

Additional information concerning the investment objectives and policies of the Sub-Accounts can be found in the current Prospectuses for the Funds accompanying this Prospectus.

THE PROSPECTUSES OF THE FUNDS SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO A PARTICULAR PORTFOLIO.

                          SAFECO RESOURCE SERIES TRUST

The Trust has been established to act as one of the funding vehicles for the Contracts offered. The investment adviser to the Trust is SAFECO Asset Management Company, SAFECO Plaza, Seattle, Washington. The Trust is an open-end, diversified, management investment company.

                           FEDERATED INSURANCE SERIES

The Federated Insurance Series is one of the funding vehicles for the Contracts offered. The investment adviser to the Federated Insurance Series is Federated Advisers, Federated Investors Tower, Pittsburgh, Pennsylvania. The Federated Insurance Series is an open-end, diversified management investment company.

                     LEXINGTON EMERGING MARKETS FUND, INC.

The Lexington Emerging Markets Fund is one of the funding vehicles for the Contracts offered. The investment adviser to the Lexington Emerging Markets Fund is Lexington Management Corporation, P.O. Box 1515/Park 80 West Plaza Two, Saddle Brook, New Jersey. The Lexington Emerging Markets Fund is an open-end, diversified management investment company.

                       LEXINGTON NATURAL RESOURCES TRUST

The Lexington Natural Resources Trust is one of the funding vehicles for the Contracts offered. The investment adviser to the Lexington Natural Resources Trust is Lexington Management Corporation, P.O. Box 1515/Park 80 West Plaza Two, Saddle Brook, New Jersey. The Lexington Natural Resources Trust is an open-end, non-diversified management investment company.

                     SCUDDER VARIABLE LIFE INVESTMENT FUND

The Scudder Fund is one of the funding vehicles for the Contracts offered. The investment adviser to the Scudder Fund is Scudder Kemper Investments, Inc., Two International Place, Boston, Massachusetts. The Scudder Fund is an open-end management investment company.

                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

The American Century Variable Portfolios, Inc. is one of the funding vehicles for the Contracts offered. The investment adviser to the American Century Variable Portfolios, Inc. is American Century Investment Management, Inc., PO Box 419385, Kansas City, Missouri. The American Century Variable Portfolios, Inc. is an open-end management investment company.

                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II

Fidelity Variable Insurance Products Fund II is one of the funding vehicles for the Contracts offered. Fidelity Management and Research Company (FMR) is the management arm of Fidelity Investments and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. The Variable Insurance Products Fund II is an open-end management company organized as a Massachusetts business trust March 21, 1998.

                 FIDELITY VARIABLE INSURANCE PRODUCTS FUND III

Fidelity Variable Insurance Products Fund III is one of the funding vehicles for the Contracts offered. Fidelity Management and Research Company (FMR) is the management arm of Fidelity Investments and has its principal business address at 82 Devonshire Street, Boston, Massachusetts. The Variable Insurance Products Fund III is an open-end management company organized as a Massachusetts business trust July 14, 1994.

                    INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO Variable Investment Funds, Inc. is one of the funding vehicles for the Contracts offered. The investment adviser to the INVESCO Variable Investment Funds, Inc. is INVESCO Funds Group, Inc., 7800 E. Union Avenue, Denver, CO. The INVESCO Variable Investment Funds, Inc. is an open-end management investment company.

WHILE A BRIEF SUMMARY OF THE INVESTMENT OBJECTIVES OF EACH PORTFOLIO IS SET FORTH ABOVE, MORE COMPREHENSIVE INFORMATION IS FOUND IN THE CURRENT RESPECTIVE TRUST OR FUND PROSPECTUS. THE TRUST AND FUNDS' PROSPECTUSES ACCOMPANY THIS PROSPECTUS. ALL DOCUMENTS SHOULD BE READ TOGETHER AND CAREFULLY BEFORE INVESTING. AN ADDITIONAL PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION FOR THE TRUST AND ANY OF THE FUNDS CAN BE OBTAINED BY CALLING THE NUMBER ON THE COVER PAGE OF THIS PROSPECTUS OR WRITING TO THE ADDRESS OF THE ANNUITY SERVICE OFFICE LISTED THERE. ADDITIONAL PORTFOLIOS MAY BE ESTABLISHED BY THE TRUST AND THE FUNDS FROM TIME TO TIME AND MAY BE MADE AVAILABLE TO OWNERS. IN ADDITION, CERTAIN EXISTING PORTFOLIOS OF THE FUNDS, WHICH ARE NOT CURRENTLY BEING MADE AVAILABLE, MAY BE MADE AVAILABLE TO OWNERS IN THE FUTURE.

                                 VOTING RIGHTS

In accordance with its view of present applicable law, SAFECO will vote the shares of the Trust and the Funds held in the Separate Account at special meetings of the shareholders in accordance with instructions received from persons having the voting interest in the Separate Account. SAFECO will vote shares it owns for which it has not received instructions, as well as shares attributable to it, in the same proportion as it votes shares for which it has received instructions. Neither the Trust nor the Funds hold regular meetings of shareholders.

The number of shares which a person has a right to vote will be determined as of a date to be chosen by SAFECO not more than sixty (60) days prior to the meeting of the Trust or the Funds. Voting instructions will be solicited by written communication at least fourteen (14) days prior to such meeting with respect to the Trust and at least ten (10) days prior to such meeting with respect to the Funds.

The Trust and the Funds are intended to be the funding vehicles for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of certain life insurance companies which may or may not be affiliated and in compliance with certain regulatory requirements. The Trust and the Funds currently do not foresee any disadvantages to the Owners arising from the fact that the interests of the holders of the variable annuity contracts and the variable life insurance policies may differ. Nevertheless, the Trusts' and the Funds' Directors and Trustees intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto.

                           SUBSTITUTION OF SECURITIES

If the shares of the Trust or the Funds (or any Portfolio within the Trust or the Funds) should no longer be available for investment by the Separate Account or, if in the judgment of SAFECO, further investment in such shares should become inappropriate in view of the purpose of the Contracts, SAFECO may substitute shares of another mutual fund (or Portfolio within the Trust or the Funds) for shares already purchased or to be purchased in the future by Purchase Payments under the Contracts. No substitution of securities may take place without prior approval of the Securities and Exchange Commission and under such requirements as it may impose.

                             PURCHASING A CONTRACT

PURCHASE PAYMENTS

The Contracts are purchased under a flexible purchase payment plan. The initial Purchase Payment is due on the Contract Date. The minimum initial Purchase Payment for Non-Qualified Contracts is $2,000 and the minimum subsequent Purchase Payment is $250. For Qualified Contracts, the minimum initial and subsequent Purchase Payments must be at least $30 ($1,000 minimum initial Purchase Payments required in Maine and South Carolina). Subject to these minimums, the Owner may increase or decrease or change the frequency of subsequent Purchase Payments. SAFECO reserves the right to reject any Application or Purchase Payment.

ALLOCATION OF PURCHASE PAYMENTS

The allocation of the initial Purchase Payment is elected by the Owner in the Application. Unless the Owner elects otherwise, subsequent Purchase Payments are allocated in the same manner as the initial Purchase Payment. Allocation of the Purchase Payments is subject to the terms and conditions imposed by SAFECO. Under certain circumstances, Purchase Payments which have been designated by prospective purchasers to be allocated to Sub-Accounts other than the SAFECO Resource Money Market Sub-Account, may be initially allocated to the SAFECO Resource Money Market Sub-Account. (See "Highlights.") For each Sub-Account, Purchase Payments are converted into Accumulation Units. The number of Accumulation Units in a Sub-Account credited to the Contract is determined by dividing each Net Purchase Payment by the value of an Accumulation Unit for that Sub-Account. Purchase Payments allocated to the Fixed Account are credited in dollars.

If the Application for a Contract is in good order, SAFECO will apply the Purchase Payment to the Separate Account and credit the Contract with Accumulation Units and/or to the Fixed Account and credit the Contract with dollars within two business days of receipt. If the Application for a Contract is not in good order, SAFECO will attempt to get it in good order or SAFECO will return the Application and the Purchase Payment within five (5) business days. SAFECO will not retain a Purchase Payment for more than five (5) business days while processing an incomplete Application unless it has been so authorized by the purchaser. For subsequent Purchase Payments in good order, SAFECO will apply the Net Purchase Payment to the Separate Account and credit the Owner's Contract with Accumulation Units during the next Valuation Period after the Purchase Payment was received.

ACCUMULATION UNIT

Purchase Payments allocated to the Separate Account and amounts transferred to or within the Separate Account are converted into Accumulation Units. This is done by dividing each Net Purchase Payment by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payment is allocated to the Sub-Account or the transfer is made. Accumulation Units for each Sub-Account are valued separately. The Accumulation Unit value is determined by multiplying the Accumulation Unit value for the Sub-Account, as of the immediately preceding Valuation Period, by the Net Investment Factor for the current Valuation Period. The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) and (d) from the result, where:

    (a) is the net result of:

        (i) The net asset value per share of the Portfolio, determined as of the current Valuation Period, plus

        (ii) The per share amount of any dividend or capital-gain distribution made by the Portfolio if the "ex-dividend" date occurs during the current Valuation Period, plus or minus

       (iii) A per share credit or charge, which is determined by SAFECO, for changes in tax reserves resulting from investment operations of the Sub-Account.

    (b) is the net result of:

        (i) The net asset value per share of the Portfolio determined as of the immediately preceding Valuation Period, plus or minus

        (ii) The per share credit or charge for any changes in tax reserves for the immediately preceding Valuation Period.

    (c) is the percentage factor equal to the Mortality and Expense Risk Charge. Such factor is equal on an annual basis to a percentage of the average daily net asset value of the Sub-Account.

    (d) is the percentage factor equal to the Asset Related Administration Charge. Such factor is equal on an annual basis to a percentage of the average daily net asset value of the Sub-Account.

The Net Investment Factor may be greater or less than one. Therefore, the Accumulation Unit value may increase or decrease.

PRINCIPAL UNDERWRITER

Currently, SAFECO Securities, Inc. (SSI) acts as the principal underwriter of the Contracts. SSI has its business address at SAFECO Plaza, Seattle, Washington 98185. Prior to April 29, 1994, PNMR Securities,

Inc. (PNMR), SAFECO Plaza, Seattle, Washington 98185, acted as the principal underwriter of the Contracts. SSI and PNMR are wholly-owned subsidiaries of SAFECO Corporation and therefore are affiliates of SAFECO. The Contracts are offered on a continuous basis.

                             CHARGES AND DEDUCTIONS

Various charges and deductions are made from Purchase Payments, Contract Values, the Separate Account and the Fixed Account. These charges and deductions are:

DEDUCTION FOR PREMIUM AND OTHER TAXES

Any premium taxes or other taxes levied by any governmental entity which SAFECO, in its sole discretion, determines have resulted from the establishment or maintenance of the Contract or any portion of the Contract, or from the investment experience of the Separate Account, or from the receipt by SAFECO of Purchase Payments or from the commencement of annuity payments will be deducted from the Contract Value with respect to Non-Qualified Contracts. SAFECO reserves the right to deduct these taxes from Contract Values with respect to Qualified Contracts. Premium taxes currently imposed by certain states on the type of Contracts offered hereby range from 0% to 3.5%. Some states assess their premium taxes at the time Purchase Payments are made; others assess their premium taxes at the time annuity payments commence. Premium taxes are subject to change or amendment by state legislatures, administrative interpretations or judicial acts. Such premium taxes will depend on, among other things, the classification of the Contract by the states, the status of SAFECO within such state and the insurance tax laws of such state. These taxes are deducted first from the SAFECO Resource Money Market Sub-Account. In the event there are no Accumulation Units in the SAFECO Resource Money Market Sub-Account or not enough in value to pay for these taxes, the balance of deductions necessary is then taken from the SAFECO Resource Bond Sub-Account, the Federated Utility Sub-Account, the Federated High Income Bond Sub-Account, the Scudder Balanced Sub-Account, the American Century VP Balanced Sub-Account, the Lexington Natural Resources Sub-Account, the Fidelity VIP II Contrafund Sub-Account, the Fidelity VIP III Growth Opportunities Sub-Account, the INVESCO VIF-Realty Sub-Account, the Scudder International Sub-Account, the American Century VP International Sub-Account, the Federated International Equity Sub-Account, the Lexington Emerging Markets Sub-Account, the SAFECO Resource Equity Sub-Account, the SAFECO Resource Northwest Sub-Account, the SAFECO Resource Growth Sub-Account, the SAFECO Resource Small Company Stock Sub-Account, and finally from the Fixed Account.

DEDUCTION FOR MORTALITY AND EXPENSE RISK CHARGE

SAFECO deducts on each Valuation Date a Mortality and Expense Risk Charge which is equal on an annual basis to 1.25% of the average daily net asset value of the Separate Account. The mortality risks assumed by SAFECO arise from its contractual obligation to make annuity payments after the Annuity Date for the life of the Owner, to waive Contingent Deferred Sales Charges in the event of the death of the Owner and to guarantee the payment of the greater of the Guaranteed Minimum Death Benefit or the Contract Value upon the death of the Owner. The expense risk assumed by SAFECO is that the costs of administering the Contracts and the Separate Account will exceed the amount received from the Annual Administration Maintenance Charge and the Asset Related Administration Charge.

If the Mortality and Expense Risk Charge is insufficient to cover the actual costs, the loss will be borne by SAFECO. Conversely, if the amount deducted proves more than sufficient, the excess will be profit to SAFECO. SAFECO expects a profit from this charge.

The Mortality and Expense Risk Charge is guaranteed by SAFECO and cannot be increased.

DEDUCTION FOR CONTINGENT DEFERRED SALES CHARGE

In certain situations that an Owner withdraws all or a portion of his or her Contract Value, a Contingent Deferred Sales Charge is deducted from the Withdrawal. This charge reimburses SAFECO for expenses incurred in connection with the promotion, sale and distribution of the Contracts. The Contingent Deferred Sales Charge is imposed on Withdrawals made in the first eight (8) Contract Years. The Contract describes the situations where the Contingent Deferred Sales Charge does not apply. Some of these situations are: (i) on Transfers between Sub-Accounts, (ii) on the sum of Withdrawals taken in any Contact Year which does not exceed 10% of the Contract Value, (iii) on Withdrawals made under a Settlement Option, (iv) on Systematic Withdrawals over the life expectancy of the Owner or the joint life expectancy of the Owner and Beneficiary under the Systematic Withdrawal Income Plan-TM-, (v) on Withdrawals made pursuant to the death of the Owner, (vi) on Withdrawals for payment of the Annual Administration Maintenance Charge, or (vii) on Transfers from a Sub-Account to the Fixed Account or on certain Transfers from the Fixed Account to a Sub-Account. (See "Withdrawals and Transfers" and "The Programs.")

The amount of the Contingent Deferred Sales Charge will be based on the following:

                         Contingent Deferred Sales Charge
Contract Year           as a Percentage of Amount Withdrawn
----------------------  -----------------------------------

  1                             8% of amount withdrawn
  2                             7% of amount withdrawn
  3                             6% of amount withdrawn
  4                             5% of amount withdrawn
  5                             4% of amount withdrawn
  6                             3% of amount withdrawn
  7                             2% of amount withdrawn
  8                             1% of amount withdrawn
  After Contract Year
    8                           0% of amount withdrawn

The Contingent Deferred Sales Charge assesses a percentage of the amount withdrawn according to the stated schedule. However, total Contingent Deferred Sales Charges collected by SAFECO will not exceed 8.5% of the Purchase Payments made under a Contract.

The commissions paid to registered representatives on the sale of Contracts are not more than 6% of the Purchase Payments. In addition, commissions, overrides and bonuses may be paid to SSI's registered representatives and/or other distributors of the Contracts. A bonus dependent upon persistency of funds on deposit in the Contracts is one type of bonus that may be paid. Noncash compensation may include accrual of conference travel credits and prizes. To the extent that the Contingent Deferred Sales Charge is insufficient to cover the actual cost of distribution, SAFECO may use any of its corporate assets, including potential profit which may arise from the Mortality and Expense Risk Premium, to make up any difference.

REDUCTION OR ELIMINATION OF THE CONTINGENT DEFERRED SALES CHARGE

The amount of the Contingent Deferred Sales Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Contingent Deferred Sales Charge will be determined by SAFECO after examination of all the relevant factors such as:

     1. The total amount of Purchase Payments to be received. Per Contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

     2. Any prior or existing relationship with SAFECO. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

     3. There may be other circumstances, of which SAFECO is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, SAFECO determines that there will be a reduction in sales expenses, SAFECO may provide for a reduction or elimination of the Contingent Deferred Sales Charge.

The Contingent Deferred Sales Charge may be eliminated when the Contracts are issued to an officer, director or employee of SAFECO or any of its affiliates. In no event will reductions or elimination of the Contingent Deferred Sales Charge be permitted where reductions or elimination will be unfairly discriminatory to any person.

DEDUCTION FOR WITHDRAWAL CHARGE

SAFECO deducts a Withdrawal Charge which is equal to the lesser of $25 or 2% of the amount withdrawn for each Withdrawal (whether it be a partial Withdrawal or a complete Withdrawal) after the first in any Contract Year. No Withdrawal Charge is deducted where the Owner is participating in the Systematic Withdrawal Income Plan-TM- or the Periodic Withdrawal Program subject to certain limitations (see "The Program") or is exercising a Settlement Option.

DEDUCTION FOR ASSET RELATED ADMINISTRATION CHARGE

SAFECO deducts on each Valuation Date an amount which is equal on an annual basis to 0.15% of the average daily net asset value of the Separate Account for costs associated with the administration of the Sub-Accounts. Since this Charge is an asset-based charge, the amount of the Charge attributable to a particular Contract may have no relationship to the administrative costs actually incurred by that Contract. SAFECO does not intend to profit from this Charge. This Charge will be reduced to the extent that the amount of this Charge is in excess of that necessary to reimburse SAFECO for its administrative expenses. Should this Charge prove to be insufficient, SAFECO will not increase this Charge and will incur the loss.

DEDUCTION FOR ANNUAL ADMINISTRATION MAINTENANCE CHARGE

SAFECO deducts an Annual Administration Maintenance Charge of $30 from the Contract Value on the last day of each Contract Year and in the event of a complete Withdrawal. This Charge is deducted from Contracts only if the Contract Value is less than $50,000. This Charge, which is for general administrative expenses, is deducted first from the SAFECO Resource Money Market Sub-Account. In the event there are no Accumulation Units in the SAFECO Resource Money Market Sub-Account or not enough in value to pay for this Charge, the balance of deductions necessary is then taken from the SAFECO Resource Bond Sub-Account, the Federated Utility Sub-Account, the Federated High Income Bond Sub-Account, the Scudder Balanced Sub-Account, the American Century VP Balanced Sub-Account, the Lexington Natural Resources Sub-Account, the Fidelity VIP II Contrafund Sub-Account, the Fidelity VIP III Growth Opportunities Sub-Account, the INVESCO VIF-Realty Sub-Account, the Scudder International Sub-Account, the American Century VP International Sub-Account, the Federated International Equity Sub-Account, the Lexington Emerging Markets Sub-Account, the SAFECO Resource Equity Sub-Account, the SAFECO Resource Northwest Sub-Account, the SAFECO Resource Growth Sub-Account, the SAFECO Resource Small Company Stock Sub-Account, and finally from the Fixed Account.

Prior to the Annuity Date, this Charge is not guaranteed and may be changed for future years. However, this Charge may never exceed $35 per Contract Year. SAFECO has set this Charge at a level so that, when considered in conjunction with the Asset Related Administration Charge, it will not make a profit from the charges assessed for administration. This charge may be eliminated when the Contracts are issued to an officer, director or employee of SAFECO or any of its affiliates. In no event will reductions or elimination of this charge be permitted where reductions or elimination will be unfairly discriminatory to any person. SAFECO may receive compensation from the investment advisers or administrators of the Available Funds consistent with the administrative services and cost savings rendered to such entities.

DEDUCTION FOR TRANSFER CHARGE

An Owner may make up to twelve (12) Transfers annually without the imposition of any fee or charge. If more than twelve (12) Transfers have been made in a Contract Year, SAFECO reserves the right to assess a Transfer Charge which will be equal to the lesser of $10 or 2% of the amount transferred. Specific requirements may apply to transfers under the Programs. (See "The Programs.")

OTHER EXPENSES

There are other deductions from and expenses paid out of the assets of the Trust and the Funds which are described in the accompanying Trust and Funds Prospectuses. SAFECO may receive compensation from the investment advisers or administrators of the Available Funds consistent with the administrative services rendered to such entities.

                           RIGHTS UNDER THE CONTRACT

OWNER, ANNUITANT AND BENEFICIARY

The Owner has all rights and may receive all benefits under the Contract. Prior to the Annuity Date, the Owner is the person designated in the Application, unless changed. On and after the Annuity Date, the Annuitant is the Owner. The Annuitant is the person on whose life Annuity payments are based and is the person designated in the Application, unless changed.

The Owner may designate a Beneficiary in the Application to receive any proceeds payable due to the death of the Owner. Unless the Owner provides otherwise, the death benefit will be paid in equal shares to all surviving primary Beneficiaries. If the Owner has not provided otherwise and there are no surviving primary Beneficiaries, the death benefit will be paid in equal shares to all surviving contingent Beneficiaries. If the Owner has not provided otherwise and there are no surviving primary or contingent Beneficiaries, the death benefit will be paid to the estate of the Owner.

If the Owner has made an irrevocable Beneficiary designation, no change of Beneficiary is permitted. If the Owner has not made an irrevocable Beneficiary designation, the Owner may file a signed request with SAFECO to change the Beneficiary designation. The change of Beneficiary will be effective upon recording by SAFECO at its Home Office. SAFECO shall not be liable for any payments made or other action taken by SAFECO before the change in Beneficiary was recorded by SAFECO at its Home Office. A recorded change of Beneficiary will revoke any prior Beneficiary designations. SAFECO will pay any death proceeds to the most recently recorded Beneficiary.

MISSTATEMENT OF AGE

SAFECO may require proof of the age of the Annuitant before making any Life Annuity payment provided for by the Contract. If the age of the Annuitant has been misstated, the amount payable will be the amount that the Contract Value would have provided at the correct age. Once Annuity payments have begun, any underpayments will be made up in one sum with the next Annuity payment. Any overpayment will be deducted from future Annuity payments until the total is repaid.

EVIDENCE OF SURVIVAL

If any benefits under the Contracts are contingent upon the Annuitant being alive on a given date, SAFECO may require evidence satisfactory to SAFECO that such condition continues to be met.

CONTRACT DATE

For all Contracts issued on or after June 1, 1994, Contract Date is defined as follows:

    (a) The Contract Date with respect to transfers from a Contract qualified under Section 401(a) to a Contract qualified under Section 408 of the Code, shall be the earlier of the date on which the initial Purchase Payment is invested and the second certificate anniversary of a SAFECO Qualified Pension Annuity Series III, III Plus, IV, or Resource Variable Account B certificate, from which funds are being transferred to this Contract. If no funds are being transferred to this Contract from Qualified Pension Annuity Series III, III Plus, IV, or Resource Variable Account B certificate, the Contract Date shall be the earlier of the date on which the initial Purchase Payment is invested and the second contract anniversary of a SAFECO Qualified Pension Annuity Series I or II contract, a Qualified Access Annuity contract, or a SAFECO Resource Variable Account A contract, from which funds are being transferred to this Contract. If funds are being transferred from SafeFlex Annuity, the Contract Date shall be the earlier of the date on which the initial Purchase Payment is invested and the certificate issue date of an existing SAFECO SafeFlex Annuity certificate, if the entire certificate value is being transferred to this Contract. The Contract Issue Date shall be the earlier of the date on which the initial Purchase Payment is allocated to the Separate Account or the Fixed Account.

    (b) The Contract Date with respect to transfers to a Contract qualified under Section 408 or 408A of the Code, shall be the earlier of the date on which the initial Purchase Payment is invested and the second certificate anniversary of an existing SAFECO Qualified Pension Annuity Series V or V Plus contract, if the entire contract value is being transferred to this Contract. The Contract Issue Date shall be the earlier of the date on which the initial Purchase Payment is allocated to the Separate Account or the Fixed Account.

    (c) The Contract Date with respect to transfers to a Contract qualified under Section 403 or 457 of the Code, shall be the earlier of the date on which the initial Purchase Payment is invested, and the second certificate anniversary of an existing SAFECO Qualified Pension Annuity Series III or III Plus certificate, if the entire certificate value is being transferred to this Contract, or, the contract date of an existing SAFECO Preference Annuity, if the entire contract value is being transferred to this Contract. The Contract Issue Date shall be the earlier of the date on which the initial Purchase Payment is allocated to the Separate Account or the Fixed Account.

    (d) The Contract Date with respect to all transfers to Non-qualified Contracts, transfers to Contracts qualified under Section 408 or 408A of the Code other than from SAFECO's Qualified Pension Annuity Series I, II, III, III Plus, IV, V, V Plus, Resource Variable Account A, Resource Variable Account B, or Qualified Access Annuity, and transfers to Contracts qualified under Section 403 or 457 of the Code other than from SAFECO's Qualified Pension Annuity Series III Plus or the Preference Annuity, shall be the earlier of the date on which the initial Purchase Payment is allocated to the Separate Account or the Fixed Account.

CONTRACT SETTLEMENT

Unless otherwise designated in writing by SAFECO, all sums payable under the Contracts are payable at SAFECO's Home Office. The Contract must be returned to SAFECO upon any settlement.

SUBSTITUTE PAYEE

If SAFECO determines that any person is incapable of personally receiving and giving a valid receipt for any payment due under the Contracts and no claim has been made by a duly appointed guardian, SAFECO may make such payment to any person or institution that SAFECO determines has assumed the care and support of such person. Such payment shall completely discharge the liability of SAFECO with respect to the amount so paid.

ASSIGNMENT

To the extent permitted by law, the Contracts and the benefits or payments under the Contracts are assignable or otherwise transferable.

MODIFICATION OF THE CONTRACTS

The terms and conditions of the Contracts may be amended by written agreement between SAFECO and the Owner by written endorsement or amendment. All agreements made by SAFECO will be signed by the President or one of the Vice Presidents. No other person has power on behalf of SAFECO to amend or modify the Contract, extend any due date, or waive any proof required by the Contract. SAFECO may unilaterally amend the provisions of the Contract as required to conform to any state or federal law which affects the Contract.

TERMINATION OF CONTRACT

All benefit provisions under the Contract continue in force until the Contract Value is completely Withdrawn. Discontinuance of Purchase Payments will not result in termination of the Contract.

                      ANNUITY AND DEATH BENEFIT PROVISIONS

SELECTION AND CHANGE OF SETTLEMENT OPTIONS

The Owner may select or change the Settlement Option or Annuity Date by written notification to SAFECO at its Home Office. In order to be effective, the written notification must be received by SAFECO prior to any Annuity Date previously selected.

PAYMENT OF BENEFITS

SAFECO will, upon the written direction of the Owner, issue an Annuity or make a cash distribution to any person who is entitled to such benefits. SAFECO may rely on the written direction of the Owner and shall not be liable because of any failure to question or challenge such direction regarding the issuance of an Annuity or payment of a cash distribution.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Annuity payments will be paid as monthly installments, except as described below. If the net amount available to apply under any Settlement Option is less than $5,000, SAFECO shall have the right to pay such amount in a lump sum cash distribution. If Annuity payments would be or become less than $250, SAFECO shall have the right to change the frequency of payments to such intervals as will result in payments of at least $250.

DEATH OF OWNER PRIOR TO ANNUITY DATE

The Contract provides for a minimum guaranteed death benefit, provided that SAFECO receives due proof of death in a satisfactory form and election of a Settlement Option prior to six months from the date of the Owner's death. If the due proof of death or the election of a Settlement Option is received later than six months after the date of death of the Owner, SAFECO provides a death benefit that is subject to change based upon investment experience, as discussed below.

On the Valuation Date following receipt at the Home Office of the due proof of death and election of a Settlement Option before the Annuity Date and while the Contract was in force, SAFECO generally will pay to the designated Beneficiary a minimum guaranteed death benefit that is the greater of: (i) the Contract Value on the later of the date of receipt of due proof of death or the election of a Settlement Option; or (ii) the last determined minimum guaranteed death benefit.

The initial minimum guaranteed death benefit is equal to the initial Net Purchase Payment. The minimum guaranteed death benefit is reset at each eighth Contract Anniversary ("Eight Year Contract Anniversary") to equal the greater of
(i) the then current Contract Value or (ii) the current minimum guaranteed death benefit. The greater of the two values becomes the new minimum guaranteed death benefit. The minimum guaranteed death benefit is fixed for the remaining duration of the Contract as of the last Eight Year Contract Anniversary preceding the Owner's 72nd birthday.

If the Contract is owned by joint Owners, the minimum guaranteed death benefit, or any other applicable death benefit, is payable only on the death of the elder Owner. Moreover, following the death of the elder Owner, if the joint Owner elects to continue the Contract, there is no further minimum guaranteed death benefit. The death benefit will be the Contract Value, which reflects Net Purchase Payments and withdrawals. Contract Value is subject to change as a result of investment experience.

Each form of minimum guaranteed death benefit is adjusted to reflect Net Purchase Payments and withdrawals. Additional Net Purchase Payments increase the minimum guaranteed death benefit by the amount of the Net Purchase Payment. If an Owner makes withdrawals, the minimum guaranteed death benefit is reset to equal the previous minimum guaranteed death benefit multiplied by the ratio of the Contract Value after the withdrawal to the Contract Value before the withdrawal. The recomputed minimum guaranteed death benefit will be used in determining the new minimum guaranteed death benefit at the next Eight Year Contract Anniversary. This method of adjusting the guaranteed minimum death benefit will be applied if the Owner is participating in the Systematic Withdrawal Income Plan-TM- at the time of death. After the Owner's death, the minimum guaranteed death benefit will be reduced dollar for dollar by any withdrawals by the Beneficiary. The Beneficiary may only make withdrawals at the time of or prior to the election of a Settlement Option.

If due proof of death or the election of a payment option (a Settlement Option or lump sum payment) are made later than six months following the date of the Owner's death, the value as of the six month anniversary of the date of death will apply. Thus, for example, if notification of death is not received until nine (9) months after the date of death, the death benefit under (i) will be calculated as follows:

Upon notification of death, SAFECO will determine what the Contract Value was on the six-month anniversary of the date of death. Assuming that Contract Value was $90,000 on that date and the last determined minimum guaranteed death benefit was $100,000, SAFECO will contribute $10,000 to Contract Value as of that date and will guarantee the portion of the Contract Value attributable to SAFECO's contribution and pay interest thereon at the then prevailing money market rate until the date of election of a payment option. SAFECO will then calculate the effects of investment experience on the portion of the Contract Value existing on the six-month anniversary of the date of death, and hence, the death benefit will consist of the combined value of the guaranteed and non-guaranteed portions of the Contract Value from that six-month anniversary date to the date of election of a payment option. If on the six-month anniversary of the date of death the Contract Value exceeds the last determined minimum guaranteed death benefit, the entire Contract Value will be subject to market risk from that date to the date of election of a payment option and no portion of the Contract Value will be guaranteed. Any withdrawals made by the Beneficiary prior to electing a payment option will be deducted from the death benefit. The Beneficiary bears the risk and enjoys the rewards of negative or positive investment experience on any non-guaranteed portion of the Contract Value during the period from the six-month anniversary of the date of death and the date of election of a payment option. Beneficiaries should be encouraged to promptly notify SAFECO of the Owner's death.

In all cases, SAFECO will pay the Beneficiary a lump sum payment of the death benefit if the election of the Settlement Option is not made within sixty (60) days of the receipt of due proof of death.

With respect to non-qualified Contracts, if the Owner dies on or after the Annuity Date and before the entire value of the Contract has been distributed, any remaining value must be distributed at least as rapidly as the method of distribution in effect at the time of the Owner's death. If the Owner dies before the Annuity Date, generally the entire value under the Contract must be distributed within five years after the date of the Owner's death or must be distributed over the designated Beneficiary's life or over a period not extending beyond the Beneficiary's life expectancy, in equal or substantially equal payments, with payments beginning within one year of the Owner's death.

DEATH OF ANNUITANT

In the event of the Annuitant's death prior to the Annuity Date, the Owner must designate a new Annuitant. If no designation is made within thirty (30) days of notification to SAFECO of the death of the Annuitant, the Owner will become the Annuitant. The election of a Settlement Option must be made by the Beneficiary during the sixty (60) day period commencing with the date of SAFECO's receipt of notice of the Owner's death. If no election is made within the sixty (60) day period, then a single lump sum payment will be made to the Beneficiary. In the event that the Beneficiary is a surviving spouse, the Contract can be continued. Upon the death of a joint Owner, the surviving Owner becomes the designated Beneficiary. Any other named Beneficiary will be a contingent Beneficiary. If the Contract is owned by a non-natural person, the death of the Annuitant will be treated as the death of the Owner.

DEATH OF OWNER AFTER ANNUITY DATE

If the Owner dies on or after a Settlement Option has commenced, payments must continue at least as rapidly as under the method of distribution in effect prior to the Owner's death.

SETTLEMENT OPTIONS

An Annuity may be issued in any of the forms described below, or such other forms which SAFECO agrees to issue under the Contract.

(a) Variable Life Annuity: Monthly payments are made to the Annuitant commencing on the Annuity Date, if he or she is then living, and the last payment is that payment due immediately on or before the Annuitant's death. No death benefit is payable under this option.

(b) Variable Life Annuity with 120 or 240 Monthly Payments Guaranteed: Monthly payments are made to the Annuitant commencing on the Annuity Date. If at the death of the Annuitant the guaranteed number of payments has not been received by the Annuitant, payments will be made to the Beneficiary for the remainder of the guarantee period. The Beneficiary may elect to have the present value of the guaranteed Annuity remaining as of the date the notice of death is received by SAFECO commuted at the assumed investment rate of 4% and paid in a single payment.

(c) Variable Joint and Survivor Life Annuity: Monthly payments are made to the Annuitant commencing on the Annuity Date. After the death of the Annuitant, payments will be continued to the co-annuitant for as long as he or she lives. The written request for this option must specify the percentage value of monthly payments to continue to the co-annuitant.

(d) Systematic Withdrawal Income Plan-TM-: A specified number of whole or partial Accumulation Units are liquidated for payment to the Annuitant on a monthly, quarterly, or annual basis. The number to be liquidated during a given year shall be a sufficient number so as to be expected to deplete the Contract over the life expectancy of the Annuitant or the joint life expectancy of the Annuitant and the Beneficiary, with at least 50% of the payments expected to be made during the Annuitant's life. Systematic Withdrawal Income Plan is a trademark of SAFECO Life Insurance Company.

If, as of the Annuity Date, a Settlement Option has not been selected, SAFECO will make payments under Option (b), with 120 monthly payments guaranteed.

Similar fixed annuity Settlement Options are available with respect to the monies held in the Fixed Account.

MORTALITY AND EXPENSE GUARANTEE

SAFECO guarantees that the dollar amount of each Variable Annuity payment made after the first payment will not be affected by variations in mortality experience or expenses.

                           WITHDRAWALS AND TRANSFERS

WITHDRAWALS

SAFECO, upon written request to it by the Owner, will allow the Withdrawal of all or a portion of the Contract Value. Withdrawals will result in the cancellation of Accumulation Units from each applicable Sub-Account of the Separate Account or a reduction in the Fixed Account Value in the ratio that the Sub-Account Value and/or the Fixed Account Value bears to the total Contract Value. The Owner must specify in writing in advance which units are to be canceled or values are to be reduced if other than the above-mentioned method of cancellation is desired. SAFECO will pay the amount of any Withdrawal from the Separate Account within seven (7) days of receipt of a request, unless the "Suspension of Payments or Transfers" provision is in effect (see "Suspension of Payments or Transfers" below). SAFECO retains the right to defer the payment of Withdrawals from the Fixed Account for a period of six (6) months after receiving a Withdrawal request. (See also "The Programs.")

The minimum Withdrawal allowed is the lesser of $250 or the Contract Value. If any Withdrawal reduces the remaining balance in a Sub-Account or the Fixed Account to less than $500 ($1,000 in Maine and South Carolina), the remaining balance will also be withdrawn.

Upon a Withdrawal, the number of Accumulation Units remaining under the Contract will be reduced by the number of such units equal to the total of the Withdrawal, including applicable charges and taxes, including income taxes withheld.

Certain tax withdrawal penalties and restrictions may apply to withdrawals from the Contracts. (See "Tax Status.") For Contracts purchased in connection with 403(b) plans, the Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship.

However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

TRANSFERS

An Owner may transfer Contract Values among Sub-Accounts up to twelve (12) times annually without the imposition of any fee or charge. If more than twelve (12) Transfers have been made in a Contract Year, SAFECO reserves the right to assess a Transfer Charge which will be equal to the lesser of $10 or 2% of the amount transferred. The minimum Transfer from a Sub-Account must be at least $500, except in the case of Automatic Transfers (described below). If the Sub-Account from which the Transfer is being made contains less than $500, or is reduced to less than $500 after a Transfer, the Owner's entire interest in the Sub-Account will be transferred. The minimum Transfer into a Sub-Account must be at least $50.

Upon a Transfer from a Sub-Account, the number of Accumulation Units remaining under that Sub-Account will be reduced by the number of such units equal to the total of the requested Transfer, including applicable charges and taxes. Transfers will be effected during the Valuation Period next following receipt by SAFECO of a written transfer request (or by telephone, if authorized) containing all required information. (See "Transfers by Written Request" and "Transfers by Telephone," below.)

Transfers out of the Fixed Account are limited to a minimum of at least $500 (or, if less, the entire amount in the Fixed Account) and a maximum of 10% of the Contract Value in the Fixed Account in each Contract Year. Transfers into the Fixed Account must be at least $50. In the alternative, an Owner may elect, once per Contract Year, to have pre-established automatic monthly or quarterly transfers made from the Fixed Account. (See "Other Services".)

Transfers also may be effected under certain of the Programs and certain specific limitations on transfers may apply under the Programs.

    TRANSFERS BY WRITTEN REQUEST

    Contract Values may be transferred by writing SAFECO at the address on the cover page of this Prospectus and specifying the Contract number, the amount to be transferred, and the Sub-Accounts to be effected. The request must be signed by the Owner or a third party to whom the Owner has given appropriate authority. SAFECO must have a copy of the document granting such authority. Transfers will be effected during the Valuation Period next following receipt by SAFECO of the written transfer request.

    TRANSFERS BY TELEPHONE

    If the Owner has previously elected in writing the privilege of making transfers by telephone, SAFECO will accept transfer instructions by telephone from the Owner or a third party to whom the Owner has given appropriate authority. SAFECO must have a copy of the document granting such authority. Withdrawals will not be processed by telephone.

    SAFECO will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including tape recording all telephone instructions, requiring some form of personal identification prior to acting upon instructions received by telephone and confirming in writing all such transactions. If SAFECO fails to take such reasonable procedures, it may be liable for any losses due to unauthorized or fraudulent instructions.

    SAFECO reserves the right to refuse telephone transfers when it is unable to confirm to its satisfaction that a caller is the Owner or a preauthorized third party. SAFECO is not responsible for the authenticity of telephone instructions or for acting on the telephone instructions of persons who falsely identify themselves as Owners or preauthorized third parties.

    To transfer by telephone, call 1-800-899-5280. Transfer directions must specify the Contract number, the amount to be transferred and the Sub-Accounts which are to be effected. (See also "The Programs," below.)

SUSPENSION OF PAYMENTS OR TRANSFERS

SAFECO reserves the right to suspend or postpone payments with respect to the Separate Account for a Withdrawal or Transfer for any period when:

    (i) The New York Stock Exchange is closed (other than customary weekend and holiday closings);

    (ii) Trading on the New York Stock Exchange is restricted, as determined by the rules and regulations of the Securities and Exchange Commission;

   (iii) An emergency exists as a result of which disposal of securities held in the Separate Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets, as determined by the rules and regulations of the Securities and Exchange Commission; or

    (iv) During any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners provided that applicable rules and regulations of the Securities and Exchange Commission will govern as to whether the conditions described in (ii) and (iii) exist.

                                 OTHER SERVICES

THE PROGRAMS

SAFECO offers several investment related programs which are available only prior to the Annuity Date: Dollar Cost Averaging; Automatic Transfers; Appreciation or Interest Sweeps; Sub-Account Rebalancing; Systematic Investment; and Periodic Withdrawal Programs. Certain of the Programs are alternatives with respect to any one Sub-Account; other Programs may be combined. Thus, the Dollar Cost Averaging Program, the Automatic Transfer Program and the Appreciation or Interest Sweep Program are alternatives with respect to the selected Sub-Account, and in all cases with respect to the Fixed Account. However, the Sub-Account Rebalancing Program may be combined with each of the other Programs, but it is not available with respect to the Fixed Account. Under each Program, the related transfers between and among Sub-Accounts and the Fixed Account are not counted as one of the twelve free transfers. However, if an Owner executes an unrelated voluntary transfer from the Sub-Account participating in a Program, other than the Sub-Account Rebalancing Program, the Program will be terminated for the remainder of the Contract Year. In addition, if a Program is terminated before six Program transfers have occurred, the six Program transfers are counted as part of the twelve free transfers. If the balance in a Sub-Account would be less than $500 as a result of a transfer pursuant to one of these Programs, other than the Appreciation or Interest Sweep and Sub-Account Rebalancing Programs, then the entire balance in that Sub-Account will also be transferred. Each of the Programs has its own requirements, as discussed below.

If the Owner has submitted the required telephone authorization form, certain changes may be made by telephone. For those programs involving transfers, Owners may change instructions by telephone with regard to which Sub-Accounts or the Fixed Account Contract Value may be transferred. If SAFECO does not employ reasonable verification procedures to confirm that instructions communicated by telephone are genuine, it may be liable for any losses arising out of any action on its part or any failure or omission to act as a result of its own negligence, lack of good faith, or willful misconduct.

DOLLAR COST AVERAGING PROGRAM

SAFECO offers a Dollar Cost Averaging Program during the Accumulation Period whereby an Owner may predesignate a portion of any Sub-Account's Contract Value or the Fixed Account's Contract Value to be automatically transferred on a monthly or quarterly basis to one or more of the other Sub-Accounts or to the Fixed Account. The amount to be transferred may be expressed as a set dollar amount or as a percentage of the Contract Value in the selected Sub-Account or the Fixed Account. Transfers from the Fixed Account are subject to a maximum of 1.33% monthly or 4% quarterly of the Contract Value in the Fixed Account at the time of the initial transfer. Upon election of the Dollar Cost Averaging Program the limitations on transfers from the Fixed Account will be calculated. The resultant limitations will apply for the entire duration of participation in this Program. Each Dollar Cost Averaging transfer is subject to a minimum transfer of fifty dollars ($50).

The Dollar Cost Averaging Program is available for Purchase Payments and for Contract Value transferred into any Sub-Account. An Owner may enroll in this Program at the time the Contract is issued or anytime thereafter by properly completing the Dollar Cost Averaging enrollment form and returning it to SAFECO at its Home Office at least ten (10) business days prior to the first business day of the month, which is the date that all Program transfers will be made ("Transfer Date"). This Program must be elected for at least a six (6) month period.

If the Contract Value in the participating Sub-Account or the Fixed Account does not equal or exceed the amount designated to be transferred on each Transfer Date, Dollar Cost Averaging will cease automatically and the remaining amount will be transferred.

Dollar Cost Averaging will terminate when (i) the designated monthly or quarterly amounts of transfers have been completed, (ii) the Owner requests termination in writing and such writing is received at the Home Office at least ten (10) business days prior to the next Transfer Date in order to cancel the transfer scheduled to take effect on such date, (iii) the Owner effects any other transfer from the participating Sub-Account or the Fixed Account while the Dollar Cost Averaging Program is in effect, or (iv) the Contract is surrendered. In addition, if any transfer or withdrawal has been made from the Fixed Account during the Contract Year, the Dollar Cost Averaging Program may not be established through the Fixed Account for that Contract Year.

An Owner may initiate, reinstate or change the Dollar Cost Averaging terms by properly completing a new enrollment form and returning it to the Home Office at least ten (10) business days prior to the next Transfer Date such transfer is to be made.

When utilizing Dollar Cost Averaging an Owner may be invested in either a Sub-Account or the Fixed Account and may be invested in any other Sub-Accounts or the Fixed Account at any given time.

AUTOMATIC TRANSFER PROGRAM

The Automatic Transfer Program is identical to the Dollar Cost Averaging Program in all respects other than with regard to the limitations on transfers from the Fixed Account. The limitations on transfers from the Fixed Account are recalculated annually. Transfers from the Fixed Account are limited to 1.5% monthly and 4.5% quarterly.

APPRECIATION OR INTEREST SWEEP PROGRAM

An Owner may enroll in the Appreciation or Interest Sweep Program through either or both the SAFECO Resource Money Market Sub-Account or the Fixed Account. Enrollment is limited to Owners whose total Contract Value is greater than $10,000. Under the Program, if appreciation of Contract Value in the SAFECO Resource Money Market Sub-Account or credited interest earned on Contract Value in the Fixed Account ("Earnings") is greater than 10%, the Earnings up to 10% of the Contract Value in the Fixed Account or the SAFECO Resource Money Market Sub-Account, respectively, will be transferred to any of the Sub-Accounts, other than the SAFECO Resource Money Market Sub-Account. Earnings in the SAFECO Resource Money Market Sub-Account may not be transferred to the Fixed Account. In no event may the total Contract Value transferred from the Fixed Account in each Contract Year exceed a total of 10% of the Contract Value for each such Contract Year in the Fixed Account computed at the time of the transfer. Moreover, the Program may not be instituted for the Fixed Account in any Contract Year during which transfers or withdrawals have been made from the Fixed Account. Transfers under this Program will be processed monthly, quarterly or annually on the Transfer Date.

SUB-ACCOUNT REBALANCING PROGRAM

In accordance with the Owner's election of the relative purchase payments percentage allocations, SAFECO will automatically rebalance the Contract Value of each variable Sub-Account either quarterly, semi-annually, or annually. SAFECO will automatically rebalance the Contract Value in each of the Sub-Accounts to match the current purchase payments percentage allocations as of the first Transfer Date during the period selected. Enrollment is limited to Owners whose total Contract Value is greater than $10,000 at the time the Program is selected. The Program may be terminated at any time and the percentages may be altered by written authorization. The requested change must be received at the Home Office ten (10) days prior to the Transfer Date. If the Owner terminates the Program, a new Program may not be instituted until the next Contract Year. Since each sub-account invests in a corresponding underlying portfolio this Program may sometimes be referred to as "Portfolio Rebalancing Program."

SYSTEMATIC INVESTMENT PROGRAM

Purchase Payments may be made by monthly draft against the bank account of any Owner that has completed and returned to SAFECO a Systematic Investment Program application and authorization form. The application and authorization form may be obtained from SAFECO or from the sales representative. Each Systematic Investment Program Purchase Payment is subject to a minimum of one hundred dollars ($100).

PERIODIC WITHDRAWAL PROGRAM

SAFECO will make monthly, quarterly or annual distributions of a predetermined dollar amount to an Owner that has enrolled in the Periodic Withdrawal Program. Under the Program, all distributions will be made directly to the Owner and will be treated for federal tax purposes as any other withdrawal or distribution of Contract Value. (See "Tax Status.") An Owner may specify the amount of each withdrawal, subject to a minimum of $250. In each Contract Year, up to 10% of Contract Value may be withdrawn without the imposition of any Contingent Deferred Sales Charge. If withdrawals pursuant to the Program are greater than 10% of Contract Value in any Contract Year, the amount of the withdrawals greater than 10% will be subject to the applicable Contingent Deferred Sales Charge. Any ad hoc withdrawals an Owner makes during a Contract Year will be aggregated with withdrawals pursuant to the Program to determine the applicability of any Contingent Deferred Sales Charge. If the frequency of withdrawals under the Program is greater than annual, SAFECO will charge an annual fee of the lesser of 2% of the amount withdrawn or $25 to compensate it for the added administrative costs.

Unless the Owner specifies the Sub-Account or Sub-Accounts or the Fixed Account from which withdrawals of Contract Value shall be made or if the amount in a specified Sub-Account is less than the predetermined amount, SAFECO will make withdrawals under the Program from the Sub-Accounts and the Fixed Account in amounts proportionate to the amounts in the Sub-Accounts and the Fixed Account. Withdrawals are subject to the applicable minimum Sub-Account balances. All withdrawals under the Program will be effected by canceling the number of Accumulation Units equal in value to the amount to be distributed to the Owner and any applicable Contingent Deferred Sales Charge.

The Program may be combined with all other Programs except those entailing transfers or withdrawals from the Fixed Account. However, the Owner may terminate such other program and may begin participation in the Program on the first day of the next Contract Year.

It may not be advisable to participate in the Program and incur a Contingent Deferred Sales Charge when making additional Purchase Payments under the Contract.

                                   TAX STATUS

The following description is based upon SAFECO's understanding of current federal income tax law applicable to annuities in general. SAFECO cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. SAFECO does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described in this Prospectus may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment, a withdrawal or as annuity payments under the Settlement Option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed at ordinary income tax rates on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period certain or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amounts equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code resulting in the annuity payments being fully includable in taxable income. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

SAFECO is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from SAFECO and its operations form a part of SAFECO.

DIVERSIFICATION

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contracts meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contracts. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

SAFECO intends that all Portfolios of the Trust and the Funds underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of separate account. It is unknown whether these differences, such as the Owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the Owner to be considered as the owner of the assets of the Separate Account resulting in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to receipt of payments under the Contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, SAFECO reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

An assignment or pledge of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign or pledge their Contracts.

INCOME TAX WITHHOLDING

All distributions or any portion(s) thereof which are includable in the gross income of the Owner are subject to Federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Effective January 1, 1993, certain distributions from retirement plans qualified under Section 401 or Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for Federal income tax. The 20% withholding requirement does not apply to: a) distributions for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary; or b) distributions for a specified period of 10 years or more; or c) distributions which are required minimum distributions. Participants should consult their own tax counsel or other tax advisor regarding withholding.

TAX TREATMENT OF WITHDRAWALS -- NON-QUALIFIED CONTRACTS

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary;
(e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.)

QUALIFIED PLANS

The Contracts offered by this Prospectus are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. Contract Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described in this Prospectus. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals -- Qualified Contracts", below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by SAFECO in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.  Tax Sheltered Annuities

    Section 403(b) of the Code permits the purchase of "tax sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.  Individual Retirement Annuities

    Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA") Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals -- Qualified Contracts" below.) Traditional IRAs include the SEP IRA and SIMPLE IRA. An employer can establish a SEP IRA or SIMPLE IRA for its employees. Under an employer's SEP IRA or SIMPLE IRA, contributions for each eligible employee can be made under a Contract issued as an IRA. Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.  Roth Individual Retirement Annuities

    Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Section 408A includes limits on how much you may contribute to a Roth Individual Retirement Annuity and when distributions may commence. Qualified distributions from Roth Individual Retirement Annuities are excluded from taxable gross income. "Qualified distributions" are distributions which (a) are made more than five years after the taxable year of the first contribution to the Roth Individual Retirement Annuity, and (b) meet any of the following conditions; (1) the annuity owner has reached age 59 1/2; (2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner is disabled; or (4) the distribution will be used for a first time home purchase. (Qualified distributions for first time home purchases may not exceed $10,000.) Non-qualified distributions are includible in taxable gross income only to the extent that they exceed the contributions made to the Roth Individual Retirement Annuity. The taxable portion of a non-qualified distribution may be subject to the 10% penalty tax.

    Subject to certain limitations, you may convert a regular Individual Retirement Account or Annuity to a Roth Individual Retirement Annuity. You will be required to include the taxable portion of the conversion in your taxable gross income, but you will not be required to pay the 10% penalty tax.

d.  Deferred Compensation Plans

    Section 457 of the Code permits governmental and certain other tax exempt Employers to establish deferred compensation plans for the benefit of their Employees. The Code establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the Employees will not be includable in the Employees' gross income until distributed from the plan. Special rules apply to deferred compensation plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

TAX TREATMENT OF WITHDRAWALS -- QUALIFIED CONTRACTS

Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 403(b) (Tax Sheltered Annuities) and 408 (Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made to pay health insurance premiums for an unemployed Owner or Annuitant; (h) distributions made to an Owner or Annuitant to pay qualified higher education expenses; and (i) distributions made to an Owner or Annuitant for first home purchases. The exceptions stated in (d), (e) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in
(c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year, following the year in which the employee attains age
70 1/2. Distributions from a TSA or Deferred Compensation Plan may, however, be deferred until actual retirement, if later. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required maximum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Roth IRAs are not subject to the required minimum distribution rule. Distributions from a Roth IRA may be deferred until the death of the Owner or Annuitant.

TAX SHELTERED ANNUITIES -- WITHDRAWAL LIMITATIONS

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers or transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

CONTRACTS OWNED BY OTHER THAN NATURAL PERSONS

Generally, any gain in the Contract will be taxed currently to the Owner if the Contract is not held for the benefit of a natural person. Such Contracts generally will not be treated as annuities for federal income tax purposes.

                               LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account, SAFECO Securities Inc. or PNMR Securities, Inc. is a party. SAFECO is engaged in various kinds of litigation which, in the opinion of SAFECO, is not of material importance in relation to the total capital and surplus of SAFECO.

                            TABLE OF CONTENTS OF THE
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
                                                                            ----
ANNUITY PROVISIONS........................................................    3
  General.................................................................    3
  Annuity Unit............................................................    3
  Assumed Investment Factor...............................................    3
  Variable Annuity Payment Calculation....................................    3

ADDITIONAL PERFORMANCE INFORMATION........................................    3
  Performance Comparisons.................................................    3
  Performance Information.................................................    4
    Yields................................................................    4
    Total Returns.........................................................    4

EXPERTS...................................................................    5

FINANCIAL STATEMENTS......................................................    5

                                        PART B

                         STATEMENT OF ADDITIONAL INFORMATION

                      STATEMENT OF ADDITIONAL INFORMATION

                         SAFECO LIFE INSURANCE COMPANY

                              GENERAL INFORMATION

                                     SAFECO

SAFECO Life Insurance Company (SAFECO) is a wholly-owned subsidiary of SAFECO Corporation which is a holding company whose subsidiaries are engaged primarily in insurance and financial services businesses.

               SAFEKEEPING OF THE ASSETS OF THE SEPARATE ACCOUNT

SAFECO holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general account assets of SAFECO. SAFECO maintains records of all Separate Account purchases and redemptions of the shares of each Portfolio of SAFECO Resource Series Trust (Trust), Federated Insurance Series, Lexington Emerging Markets Fund, Inc., Lexington Natural Resources Trust, Scudder Variable Life Investment Fund, American Century Variable Portfolios, Inc., Fidelity Variable Insurance Products Fund II (VIP
II), Fidelity Variable Insurance Products Fund III (VIP III) and INVESCO Variable Investment Funds, Inc.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, 999 Third Avenue, Suite 3500, Seattle, Washington 98104, are the independent auditors of the financial statements of SAFECO Life Insurance Company and Subsidiaries and SAFECO Separate Account C.

                                  DISTRIBUTOR

Currently, SAFECO Securities, Inc. (SSI), acts as the principal underwriter for the Contracts. The offering is on a continuous basis. Prior to April 29, 1994, PNMR Securities, Inc. (PNMR) acted as the principal underwriter for the Contracts. SSI and PNMR are both wholly-owned subsidiaries and affiliates of SAFECO. For the years ended 1995, 1996 and 1997, PNMR, through SSI, received $1,178,617, $3,226,968 and $4,615,262 in commissions for the distribution of the Contracts of which no payments were retained.

  This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus for the Individual Flexible Purchase Payment Deferred Variable Annuity Contracts.

  The Prospectus concisely sets forth information that a prospective investor should know before investing. For a copy of the Prospectus, call 1-800-426-7649 or write to SAFECO Life Insurance Company, Annuity Service Office, Retirement Services Department, P.O. Box 34690, Seattle, Washington 98124-1690.

  This Statement of Additional Information and the Prospectus are both dated May 1, 1998.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

ANNUITY PROVISIONS........................................................    3

  General.................................................................    3

  Annuity Unit............................................................    3

  Assumed Investment Factor...............................................    3

  Variable Annuity Payment Calculation....................................    3

ADDITIONAL PERFORMANCE INFORMATION........................................    3

  Performance Comparisons.................................................    3

  Performance Information.................................................    4

    Yields................................................................    4

    Total Returns.........................................................    4

EXPERTS...................................................................    5

FINANCIAL STATEMENTS......................................................    5

                               ANNUITY PROVISIONS

GENERAL

The Settlement Options and related provisions are described in the Prospectus.

ANNUITY UNIT

The value of the Annuity Unit is determined by multiplying the value of the Annuity Unit for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the value is being calculated, and dividing the result by the Assumed Investment Factor for such Valuation Period.

ASSUMED INVESTMENT FACTOR

The Assumed Investment Factor for a one day Valuation Period is 1.00010746. This factor neutralizes the assumed investment return of 4% in the Variable Annuity purchase rate table in the Contract.

VARIABLE ANNUITY PAYMENT CALCULATION

A Variable Annuity is an Annuity with payments which are not predetermined as to dollar amount. Payments will vary in accordance with the net investment results of the Separate Account. The dollar amount of the first monthly Variable Annuity payment under Settlement Options (a), (b) or (c), will be determined by applying the Contract Value (after deduction for premium taxes, if applicable), as of the 15th day of the preceding month, to the Variable Annuity purchase rate table in the Contract. The number of Annuity Units to be credited to the Annuitant will be determined by dividing the first monthly payment by the Annuity Unit value calculated as of the 15th day of the preceding month. This number of Annuity Units remains fixed during the Annuity payment period. The dollar amount of each Variable Annuity payment after the first shall be determined by multiplying the number of Annuity Units credited to the Annuitant by the Annuity Unit value as of the 15th day of the preceding month.

                       ADDITIONAL PERFORMANCE INFORMATION

STANDARDIZED COMPUTATION OF PERFORMANCE

PERFORMANCE COMPARISONS. Performance Information for a Sub-Account may be compared, in reports and advertising, to: (i) Standard & Poor's Stock Index, Dow Jones Industrial Averages, Donahue Money Market Institutional Averages, or other unmanaged indices generally regarded as representative of the securities markets; (ii) other Variable Annuity separate accounts or other investment products tracked by Lipper Analytical Services, Inc., the Variable Annuity Research and Data Service, or Morningstar, Inc., which are widely used independent research firms that rank mutual funds and other investment companies by overall performance, investment objectives and assets; and (iii) the Consumer Price Index (a measure of inflation) to assess the real rate of return from an investment in a Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges, investment management costs, brokerage costs and other transaction costs that are normally paid when directly investing in securities.

Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising also may contain other information, including the ranking of any Sub-Account derived from rankings of Variable Annuity separate accounts or other investment products traced by Lipper Analytical Services, Inc. or by rating services, companies, publications, or other persons which rank separate accounts or other investment products on overall performance or other criteria.

PERFORMANCE INFORMATION

YIELDS. Some Sub-Accounts may advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Sub-Account over a stated period of time, not taking in to account capital gains or losses or the imposition of any Contingent Deferred Sales Charge. Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the SAFECO Resource Money Market Sub-Account. Current Yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular seven
(7) day period, less a hypothetical charge reflecting deductions from values during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yield assumes that all dividends received during an annual period have been reinvested. This compounding effect causes effective yield to be higher than current yield. Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return + 1)365/7] - 1

Yield for the SAFECO Resource Bond Sub-Account and Federated High Income Bond Sub-Account is based on all investment income (including dividends and interest) per accumulation unit earned during a particular thirty (30) day period, less expenses accrued during the period (net investment income). Yield is computed by dividing net investment income by the value of an accumulation unit on the last day of the period, according to the following formula:

                         Yield = 2[((a-b)/cd + 1)6 - 1]

where a = net investment income earned during the period by the corresponding Available Fund portfolio, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of accumulation units outstanding during the period, and d = the value (maximum offering price) per accumulation unit on the last day of the period.

TOTAL RETURNS. Total return reflects all aspects of a Sub-Account's return, including the automatic reinvestment by the Sub-Account of all distributions and the deduction of all applicable charges to the Sub-Account on an annual basis, including mortality and expense risk charges, the Annual Administration Maintenance Charge, the Asset Related Administration Charge, and any other charges against Contract Value. Quotations also will assume a termination (surrender) at the end of the particular period and reflect the deduction of the Contingent Deferred Sales Charge, if applicable. Additional quotations may be given that do not assume a termination (surrender) and do not take into account deduction of the Contingent Deferred Sales Charge, since the Contracts are intended as long-term products.

From time to time, non-standardized total return figures may accompany the standardized figures. Non-standardized total return figures may be calculated in a variety of ways including but not necessarily limited to different time periods, different initial investment amounts, additions of periodic payments, use of time weighted average annual returns which take into consideration the length of time each investment has been on deposit, and without the Administration Charge and/or with or without the Contingent Deferred Sales Charge. Non-standardized figures may cause the performance of the Sub-Accounts to appear higher than performance calculated using standard parameters.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical investment in the Sub-Account over certain periods, including 1, 5, and 10 years (up to the life of the Sub-Account), and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Investors should realize that the Sub-Account's experience is not constant over time, but changes from year to year, and that the average annual returns represent averaged figures as opposed to the year-to-year performance of a Sub-Account. Average annual returns are calculated pursuant to the following formula: P(1 + T)(n) = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the withdrawal value at the end of the period.

Cumulative total returns are unaveraged and reflect the simple change in value of a hypothetical investment in the Sub-Account over a stated period of time.

                                    EXPERTS

The financial statements of SAFECO Separate Account C and SAFECO Life Insurance Company and Subsidiaries appearing in the Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, to the extent indicated in their reports thereon also appearing in the Statement of Additional Information. Such financial statements have been included herein in reliance on their reports given upon the authority of such firm as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

The consolidated financial statements of SAFECO Life Insurance Company and Subsidiaries included herein should be considered only as bearing upon the ability of SAFECO to meet its obligations under the Contracts.

                              FINANCIAL STATEMENTS
                           SAFECO SEPARATE ACCOUNT C

                            ------------------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Report of Ernst & Young LLP, Independent Auditors.........................    7

Statement of Assets and Liabilities as of December 31, 1997...............    8

Statement of Operations and Changes in Net Assets for the year or period
  ended December 31, 1997 and 1996........................................   10

Notes to Financial Statements (including accumulation unit data)..........   15

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Directors of SAFECO Life Insurance Company and
Participants of SAFECO Separate Account C

We have audited the accompanying statement of assets and liabilities of SAFECO Separate Account C (comprising, respectively, the SAFECO Resource Equity, SAFECO Resource Growth, SAFECO Resource Northwest, SAFECO Resource Bond, SAFECO Resource Money Market, SAFECO Resource Small Company Stock, Scudder International, Scudder Balanced, Lexington Natural Resources, Lexington Emerging Markets, Federated Utility, Federated High Income Bond, Federated International Equity, Wanger US Small Cap, American Century Balanced, and American Century International Sub-Accounts) as of December 31, 1997, and the related statements of operations and changes in net assets, and the historical accumulation unit values for each of the periods indicated therein. These financial statements and historical accumulation unit values are the responsibility of the SAFECO Separate Account C's management. Our responsibility is to express an opinion on these financial statements and historical accumulation unit values based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and historical accumulation unit values are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of portfolio shares owned as of December 31, 1997, by correspondence with the underlying portfolio of each Sub-Account. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and historical accumulation unit values referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting SAFECO Separate Account C at December 31, 1997, the results of their operations, the changes in their net assets, and the historical accumulation unit values for each of the periods indicated therein, in conformity with generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Seattle, Washington
January 30, 1998

                      STATEMENT OF ASSETS AND LIABILITIES
                           SAFECO Separate Account C
                            As of December 31, 1997

                                                        SUB-ACCOUNTS
                           ----------------------------------------------------------------------
(In Thousands, Except                                                                    SAFECO
Per-Share                    SAFECO      SAFECO      SAFECO      SAFECO      SAFECO       SMALL
and Per-Unit Amounts)        EQUITY      GROWTH        NW         BOND        MMKT       COMPANY
-------------------------------------------------------------------------------------------------
ASSETS:
  Investments in
    underlying
    Portfolios:
    Investments, at cost   $   85,739   $  77,523   $   6,459   $   3,171   $   7,238   $  3,271
                           ----------   ---------   ---------   ---------   ---------   ---------
                           ----------   ---------   ---------   ---------   ---------   ---------
      SHARES OWNED              3,626       3,605         452         285       7,238        255
      NET ASSET VALUE PER
        SHARE              $    25.18   $   23.35   $   15.20   $   11.04   $    1.00   $  12.33
                           ----------   ---------   ---------   ---------   ---------   ---------
    Investments, at value      91,291      84,172       6,871       3,143       7,238      3,139
    Cash                           12           4          --           3           1         --
                           ----------   ---------   ---------   ---------   ---------   ---------
      Total assets             91,303      84,176       6,871       3,146       7,239      3,139
LIABILITIES:
  Mortality and expense
    risk charge payable           100          91           7           3           8          3
  Other                            24          16           1           4           2         --
                           ----------   ---------   ---------   ---------   ---------   ---------
      Total liabilities           124         107           8           7          10          3
                           ----------   ---------   ---------   ---------   ---------   ---------
NET ASSETS                 $   91,179   $  84,069   $   6,863   $   3,139   $   7,229   $  3,136
                           ----------   ---------   ---------   ---------   ---------   ---------
                           ----------   ---------   ---------   ---------   ---------   ---------
ACCUMULATION UNITS
  OUTSTANDING                   1,868       2,189         446         164         469        246
                           ----------   ---------   ---------   ---------   ---------   ---------
                           ----------   ---------   ---------   ---------   ---------   ---------
ACCUMULATION UNIT VALUE*
  (Net assets divided by
    accumulation units
    oustanding)            $   48.808   $  38.410   $  15.388   $  19.130   $  15.413   $ 12.731
                           ----------   ---------   ---------   ---------   ---------   ---------
                           ----------   ---------   ---------   ---------   ---------   ---------

--------------------------------------------------------------------------------

  * The redemption price per unit is the accumulation unit value less any applicable contingent deferred sales charge.

                       See Notes to Financial Statements

                                                                     SUB-ACCOUNTS
                           ------------------------------------------------------------------------------------------------
                                                                                                 WANGER
                                                  LEX        LEX                 FED               US
                           SCUDDER   SCUDDER    NATURAL   EMERGING     FED      HIGH      FED     SMALL      AMC      AMC
                            INT'L    BALANCED  RESOURCES   MARKETS   UTILITY   INCOME    INT'L     CAP    BALANCED   INT'L
---------------------------------------------------------------------------------------------------------------------------
ASSETS:
  Investments in
    underlying
    Portfolios:
    Investments, at cost   $ 7,667   $11,357   $  4,468   $  2,009   $  3,412  $ 3,549  $ 1,481  $1,658   $  3,108   $3,308
                           --------  --------  ---------  ---------  --------  -------  -------  -------  ---------  ------
                           --------  --------  ---------  ---------  --------  -------  -------  -------  ---------  ------
      SHARES OWNED             592       996        306        188        279      337      125      87        383      482
      NET ASSET VALUE PER
        SHARE              $ 14.11   $ 13.30   $  14.91   $   8.91   $  14.29  $ 10.95  $ 12.27  $21.46   $   8.24   $ 6.84
                           --------  --------  ---------  ---------  --------  -------  -------  -------  ---------  ------
    Investments, at value    8,348    13,245      4,560      1,672      3,987    3,686    1,530   1,876      3,159    3,297
    Cash                         8         4         --          1          1        1       --      --         --       --
                           --------  --------  ---------  ---------  --------  -------  -------  -------  ---------  ------
      Total assets           8,356    13,249      4,560      1,673      3,988    3,687    1,530   1,876      3,159    3,297
LIABILITIES:
  Mortality and expense
    risk charge payable         10        15          5          2          4        4        2       2          3        3
  Other                          9         6          1          1          2        1       --       1          1        1
                           --------  --------  ---------  ---------  --------  -------  -------  -------  ---------  ------
      Total liabilities         19        21          6          3          6        5        2       3          4        4
                           --------  --------  ---------  ---------  --------  -------  -------  -------  ---------  ------
NET ASSETS                 $ 8,337   $13,228   $  4,554   $  1,670   $  3,982  $ 3,682  $ 1,528  $1,873   $  3,155   $3,293
                           --------  --------  ---------  ---------  --------  -------  -------  -------  ---------  ------
                           --------  --------  ---------  ---------  --------  -------  -------  -------  ---------  ------
ACCUMULATION UNITS
  OUTSTANDING                  595       784        305        193        263      301      127      88        350      468
                           --------  --------  ---------  ---------  --------  -------  -------  -------  ---------  ------
                           --------  --------  ---------  ---------  --------  -------  -------  -------  ---------  ------
ACCUMULATION UNIT VALUE*
  (Net assets divided by
    accumulation units
    oustanding)            $14.008   $16.872   $ 14.952   $  8.670   $ 15.135  $12.236  $12.003  $21.391  $  9.008   $7.039
                           --------  --------  ---------  ---------  --------  -------  -------  -------  ---------  ------
                           --------  --------  ---------  ---------  --------  -------  -------  -------  ---------  ------

--------------------------------------------------------------------------------

  * The redemption price per unit is the accumulation unit value less any applicable contingent deferred sales charge.

                       See Notes to Financial Statements

               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                           SAFECO SEPARATE ACCOUNT C
                        YEAR OR PERIOD ENDED DECEMBER 31

                                                       SUB-ACCOUNTS
                           ---------------------------------------------------------------------
                                  SAFECO                  SAFECO                  SAFECO
                                  EQUITY                  GROWTH                    NW
                           ---------------------   ---------------------   ---------------------
(In Thousands)               1997        1996        1997        1996        1997        1996
------------------------------------------------------------------------------------------------
OPERATIONS:
  Dividend income          $   6,624   $   3,918   $  13,547   $   2,724   $     293   $      12
  Mortality and expense
    risk charge                 (828)       (340)       (703)       (259)        (44)        (15)
  Administrative charge          (99)        (41)        (84)        (31)         (6)         (2)
  Net realized gain
    (loss) on investments      3,277         504       4,618         667         145          34
  Net change in
    unrealized
    appreciation               3,511       1,849       3,447       2,587         328          87
                           ---------   ---------   ---------   ---------   ---------   ---------
NET CHANGE IN NET ASSETS
  RESULTING FROM
  OPERATIONS                  12,485       5,890      20,825       5,688         716         116
UNIT TRANSACTIONS:
  Purchases                   48,326      24,683      40,706      19,902       4,909       1,230
  Redemptions                (11,449)     (2,869)    (10,978)     (1,975)       (508)       (226)
                           ---------   ---------   ---------   ---------   ---------   ---------
NET UNIT TRANSACTIONS         36,877      21,814      29,728      17,927       4,401       1,004
                           ---------   ---------   ---------   ---------   ---------   ---------
TOTAL CHANGE IN NET
  ASSETS                      49,362      27,704      50,553      23,615       5,117       1,120
NET ASSETS AT BEGINNING
  OF YEAR                     41,817      14,113      33,516       9,901       1,746         626
                           ---------   ---------   ---------   ---------   ---------   ---------
NET ASSETS AT END OF YEAR  $  91,179   $  41,817   $  84,069   $  33,516   $   6,863   $   1,746
                           ---------   ---------   ---------   ---------   ---------   ---------
                           ---------   ---------   ---------   ---------   ---------   ---------

--------------------------------------------------------------------------------

  *  For the period from May 1, 1997 (inception date) to December 31, 1997.

                       See Notes to Financial Statements

                                                             SUB-ACCOUNTS
                           ---------------------------------------------------------------------------------
                                                                            SAFECO
                                  SAFECO                  SAFECO             SMALL            SCUDDER
                                   BOND                    MMKT             COMPANY            INT'L
                           ---------------------   ---------------------   ---------   ---------------------
                             1997        1996        1997        1996        1997*       1997        1996
------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Dividend income          $     165   $     111   $     337   $     116   $    124    $     188   $      93
  Mortality and expense
    risk charge                  (30)        (20)        (85)        (30)        (6)        (111)        (65)
  Administrative charge           (3)         (3)        (10)         (4)        (1)         (14)         (8)
  Net realized gain
    (loss) on investments         (1)        (19)         --          --         10          681          64
  Net change in
    unrealized
    appreciation                  37         (70)         --          --       (131)         (90)        561
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------
NET CHANGE IN NET ASSETS
  RESULTING FROM
  OPERATIONS                     168          (1)        242          82         (4)         654         645
UNIT TRANSACTIONS:
  Purchases                    1,936       2,212      60,841      30,613      3,255        2,839       3,744
  Redemptions                   (987)       (830)    (57,598)    (28,361)      (115)      (2,257)       (486)
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------
NET UNIT TRANSACTIONS            949       1,382       3,243       2,252      3,140          582       3,258
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------
TOTAL CHANGE IN NET
  ASSETS                       1,117       1,381       3,485       2,334      3,136        1,236       3,903
NET ASSETS AT BEGINNING
  OF YEAR                      2,022         641       3,744       1,410         --        7,101       3,198
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------
NET ASSETS AT END OF YEAR  $   3,139   $   2,022   $   7,229   $   3,744   $  3,136    $   8,337   $   7,101
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------
                           ---------   ---------   ---------   ---------   ---------   ---------   ---------

--------------------------------------------------------------------------------

  *  For the period from May 1, 1997 (inception date) to December 31, 1997.

                       See Notes to Financial Statements

               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                        YEAR OR PERIOD ENDED DECEMBER 31

                                                       SUB-ACCOUNTS
                           ---------------------------------------------------------------------
                                                            LEX                     LEX
                                  SCUDDER                 NATURAL                EMERGING
                                 BALANCED                RESOURCES                MARKETS
                           ---------------------   ---------------------   ---------------------
(In Thousands)               1997        1996        1997        1996#       1997        1996#
------------------------------------------------------------------------------------------------
OPERATIONS:
  Dividend income          $     862   $     213   $     109   $       3   $       1   $     --
  Mortality and expense
    risk charge                 (148)        (73)        (39)         (5)        (20)        (4)
  Administrative charge          (18)         (8)         (5)         --          (3)        (1)
  Net realized gain
    (loss) on investments        286         137          88           8          11         (6)
  Net change in
    unrealized
    appreciation               1,416         325          10          82        (328)        (9)
                           ---------   ---------   ---------   ---------   ---------   ---------
NET CHANGE IN NET ASSETS
  RESULTING FROM
  OPERATIONS                   2,398         594         163          88        (339)       (20)
UNIT TRANSACTIONS:
  Purchases                    4,018       7,394       3,782       1,019       1,625        975
  Redemptions                 (2,280)       (578)       (432)        (66)       (475)       (96)
                           ---------   ---------   ---------   ---------   ---------   ---------
NET UNIT TRANSACTIONS          1,738       6,816       3,350         953       1,150        879
                           ---------   ---------   ---------   ---------   ---------   ---------
TOTAL CHANGE IN NET
  ASSETS                       4,136       7,410       3,513       1,041         811        859
NET ASSETS AT BEGINNING
  OF YEAR                      9,092       1,682       1,041          --         859         --
                           ---------   ---------   ---------   ---------   ---------   ---------
NET ASSETS AT END OF YEAR  $  13,228   $   9,092   $   4,554   $   1,041   $   1,670   $    859
                           ---------   ---------   ---------   ---------   ---------   ---------
                           ---------   ---------   ---------   ---------   ---------   ---------

--------------------------------------------------------------------------------

  #  For the period from January 25, 1996 (inception date) to December 31, 1996

                       See Notes to Financial Statements

                                                                SUB-ACCOUNTS
                           --------------------------------------------------------------------------------------
                                                          FED
                                   FED                   HIGH                   FED                WANGER US
                                 UTILITY                INCOME                 INT'L               SMALL CAP
                           --------------------   -------------------   -------------------   -------------------
                             1997       1996#       1997      1996#       1997      1996#       1997      1996#
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Dividend income          $      69   $     15   $     70   $    13    $      1   $    --    $     18   $    --
  Mortality and expense
    risk charge                  (27)        (4)       (21)       (2)        (11)       (2)        (16)       (2)
  Administrative charge           (3)        (1)        (3)       --          (2)       --          (2)       --
  Net realized gain
    (loss) on investments         37          4         25        --          19         1         105         3
  Net change in
    unrealized
    appreciation                 526         48        124        14          39        10         183        34
                           ---------   --------   --------   --------   --------   --------   --------   --------
NET CHANGE IN NET ASSETS
  RESULTING FROM
  OPERATIONS                     602         62        195        25          46         9         288        35
UNIT TRANSACTIONS:
  Purchases                    2,657      1,117      3,272       421       1,279       380       1,687       512
  Redemptions                   (287)      (169)      (228)       (3)       (174)      (12)       (523)     (126)
                           ---------   --------   --------   --------   --------   --------   --------   --------
NET UNIT TRANSACTIONS          2,370        948      3,044       418       1,105       368       1,164       386
                           ---------   --------   --------   --------   --------   --------   --------   --------
TOTAL CHANGE IN NET
  ASSETS                       2,972      1,010      3,239       443       1,151       377       1,452       421
NET ASSETS AT BEGINNING
  OF YEAR                      1,010         --        443        --         377        --         421        --
                           ---------   --------   --------   --------   --------   --------   --------   --------
NET ASSETS AT END OF YEAR  $   3,982   $  1,010   $  3,682   $   443    $  1,528   $   377    $  1,873   $   421
                           ---------   --------   --------   --------   --------   --------   --------   --------
                           ---------   --------   --------   --------   --------   --------   --------   --------

--------------------------------------------------------------------------------

  #  For the period from January 25, 1996 (inception date) to December 31, 1996

                       See Notes to Financial Statements

               STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
                        YEAR OR PERIOD ENDED DECEMBER 31

                                         SUB-ACCOUNTS
                           -----------------------------------------
                                   AMC                   AMC
                                BALANCED                INT'L
                           -------------------   -------------------
(In Thousands)               1997      1996#       1997      1996#
--------------------------------------------------------------------
OPERATIONS:
  Dividend income          $     14   $     2    $      8   $     1
  Mortality and expense
    risk charge                 (12)       (1)        (13)       (1)
  Administrative charge          (1)       --          (2)       --
  Net realized gain
    (loss) on investments        15        --          34         3
  Net change in
    unrealized
    appreciation                 42         8         (20)        9
                           --------   --------   --------   --------
NET CHANGE IN NET ASSETS
  RESULTING FROM
  OPERATIONS                     58         9           7        12
UNIT TRANSACTIONS:
  Purchases                   3,004       196       3,285       215
  Redemptions                   (92)      (20)       (146)      (80)
                           --------   --------   --------   --------
NET UNIT TRANSACTIONS         2,912       176       3,139       135
                           --------   --------   --------   --------
TOTAL CHANGE IN NET
  ASSETS                      2,970       185       3,146       147
NET ASSETS AT BEGINNING
  OF YEAR                       185        --         147        --
                           --------   --------   --------   --------
NET ASSETS AT END OF YEAR  $  3,155   $   185    $  3,293   $   147
                           --------   --------   --------   --------
                           --------   --------   --------   --------

--------------------------------------------------------------------------------

  #  For the period from January 25, 1996 (inception date) to December 31, 1996

                       See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION

SAFECO Separate Account C (the Separate Account) is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of SAFECO Life Insurance Company (SAFECO), a wholly-owned subsidiary of SAFECO Corporation. Purchasers of various SAFECO variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account. Each sub-account invests in shares of a designated portfolio as indicated below. Not all sub-accounts are available in all SAFECO variable annuity products.

SUB-ACCOUNTS                                                    UNDERLYING PORTFOLIOS
----------------------------------------------------------------------------------------------------------------------------
                                                                   SAFECO Resource Series Trust
SAFECO Resource Equity (SAFECO Equity)                                    Equity Portfolio
SAFECO Resource Growth (SAFECO Growth)                                    Growth Portfolio
SAFECO Resource Northwest (SAFECO NW)                                     Northwest Portfolio
SAFECO Resource Bond (SAFECO Bond)                                        Bond Portfolio
SAFECO Resource Money Market (SAFECO MMKT)                                Money Market Portfolio
SAFECO Resource Small Company Stock (SAFECO Small Company)                Small Company Stock Portfolio

                                                                  Scudder Variable Life Investment Fund
Scudder International (SCUDDER Int'l)                                     International Portfolio
Scudder Balanced                                                          Balanced Portfolio

                                                                Lexington Natural Resources Trust
Lexington Natural Resources (LEX Natural Resources)                       Natural Resources Portfolio

                                                                Lexington Emerging Markets Fund, Inc.
Lexington Emerging Markets (LEX Emerging Markets)                         Emerging Markets Portfolio

                                                                Federated Insurance Series
Federated Utility (FED Utility)                                           Utility Fund II
Federated High Income Bond (FED High Income)                              High Income Bond Fund II
Federated International Equity (FED Int'l)                                International Equity Fund II

                                                                   Wanger Advisors Trust
Wanger US Small Cap                                                       US Small Cap Portfolio

                                                                 American Century Variable Portfolios, Inc.
American Century Balanced (AMC Balanced)                                  VP Balanced Portfolio
American Century International (AMC Int'l)                                VP International Portfolio

                         NOTES TO FINANCIAL STATEMENTS

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles, which permit management to make certain estimates and assumptions at the date of the financial statements.

SECURITY VALUATION. Investments in portfolio shares are carried in the statement of assets and liabilities at net asset value as reported by the underlying portfolio. Security transactions are recorded on the trade date. Realized gains or losses on securities transactions are determined using the First-In First-Out (FIFO) cost method.

DISTRIBUTIONS. Investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of accumulation unit owners.

FEDERAL INCOME TAX. Operations of the Separate Account are included in the federal income tax return of SAFECO, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of the Separate Account.

3.  EXPENSES

SAFECO assumes mortality and expense risks and incurs administrative expenses related to the operations of the Separate Account. SAFECO deducts a daily charge from the assets of the Separate Account related to these costs. This charge is, on an annual basis, equal to a rate of 1.40% (1.25% for mortality and expense risks and 0.15% for administrative charges) of the daily net assets of the Separate Account.

There may be fees deducted by SAFECO from a contractholder's account and not directly from the Separate Account. These fees may vary by product.

4.  INVESTMENT TRANSACTIONS

Purchase and sales activity in underlying portfolio shares for the year ended December 31, 1997 was as follows:

(In Thousands)
SUB-ACCOUNT                                          PURCHASES      SALES
-------------------------------------------------------------------------
SAFECO Equity                                        $  55,899  $  13,264
SAFECO Growth                                           55,436     12,883
SAFECO NW                                                5,319        669
SAFECO Bond                                              2,273      1,187
SAFECO MMKT                                             62,648     59,158
SAFECO Small Company                                     3,430*       169*
SCUDDER Int'l                                            3,527      2,879
SCUDDER Balanced                                         5,077      2,637
LEX Natural Resources                                    3,961        541
LEX Emerging Markets                                     1,698        568
FED Utility                                              2,765        353
FED High Income                                          3,458        364
FED Int'l                                                1,306        211
WANGER US Small Cap                                      1,727        560
AMC Balanced                                             3,030        114
AMC Int'l                                                3,367        231
-------------------------------------------------------------------------

* For the period from May 1, 1997 (inception date) to December 31, 1997.

                         NOTES TO FINANCIAL STATEMENTS

5.  HISTORICAL ACCUMULATION UNIT VALUES

                                                                   DECEMBER 31                  FEBRUARY 11
                                                    ------------------------------------------  -----------
SUB-ACCOUNT                                              1997       1996       1995       1994        1994@
-----------------------------------------------------------------------------------------------------------
SAFECO Equity                                       $  48.808  $  39.633  $  32.209  $  25.373   $  24.528
SAFECO Growth                                          38.410     26.928     20.668     14.864      13.910
SAFECO NW                                              15.388     11.905     10.737     10.134      10.073
SAFECO Bond                                            19.130     17.915     18.045     15.521      16.217
SAFECO MMKT                                            15.413     14.874     14.370     13.811      13.526
SAFECO Small Company*                                  12.731         --         --         --          --
SCUDDER Int'l                                          14.008     13.022     11.504     10.498      10.948
SCUDDER Balanced                                       16.872     13.771     12.481      9.988      10.435
LEX Natural Resources**                                14.952     14.148         --         --          --
LEX Emerging Markets**                                  8.670      9.946         --         --          --
FED Utility**                                          15.135     12.117         --         --          --
FED High Income**                                      12.236     10.899         --         --          --
FED Int'l**                                            12.003     11.056         --         --          --
WANGER US Small Cap**                                  21.391     16.754         --         --          --
AMC Balanced**                                          9.008      7.887         --         --          --
AMC Int'l**                                             7.039      6.016         --         --          --
-----------------------------------------------------------------------------------------------------------

 @ Inception date.

 * Unit Value on the inception date (May 1, 1997) was $10.000.

** Unit value on the inception date (January 25, 1996) was $11.330, $10.350,
   $11.110, $9.870, $10.220, $11.650, $7.020, and $5.330, for the LEX Natural
   Resources, LEX Emerging Markets, FED Utility, FED High Income, FED Int'l, WANGER US Small Cap, AMC Balanced, and AMC Int'l Sub-accounts respectively.

                   AUDITED CONSOLIDATED FINANCIAL STATEMENTS

                         SAFECO LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

              FOR THE YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED FINANCIAL STATEMENTS

                               TABLE OF CONTENTS

                                                                                                   PAGE
                                                                                                   -----

Report of Independent Auditors................................................................        A-21

Consolidated Financial Statements

    Consolidated Balance Sheet................................................................        A-22

    Statement of Consolidated Income..........................................................        A-23

    Statement of Changes in Shareholder's Equity..............................................        A-24

    Statement of Consolidated Cash Flows......................................................        A-25

    Notes to Consolidated Financial Statements................................................        A-27

               REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Board of Directors
SAFECO Life Insurance Company

We have audited the accompanying consolidated balance sheet of SAFECO Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the related statements of consolidated income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of SAFECO Life Insurance Company and subsidiaries at December 31, 1997 and 1996, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles.

As described in Note 1 to the Consolidated Financial Statements, SAFECO Life Insurance Company and subsidiaries adopted certain new accounting standards in 1995 as required by the Financial Accounting Standards Board.

                                                           /s/ Ernst & Young LLP

Seattle, Washington
February 13, 1998

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED BALANCE SHEET
(In Thousands Except Share Amounts)

                                                                                    DECEMBER 31
                                                                              ------------------------
                                                                                 1997         1996
                                                                              -----------  -----------
ASSETS
Investments (Note 3):
  Fixed Maturities Available-for-Sale, at Market Value
    (Amortized Cost: 1997-$8,901,583; 1996-$7,597,733)......................  $ 9,401,886  $ 7,853,553
  Fixed Maturities Held-to-Maturity, at Amortized Cost
    (Market Value: 1997-$3,159,888; 1996-$2,670,004)........................    2,708,558    2,488,324
  Marketable Equity Securities, at Market Value
    (Cost: 1997-$10,651; 1996-$9,629).......................................       15,552       18,902
  First Mortgage Loans on Real Estate:
    Nonaffiliates (At cost, less allowance for losses:
      1997-$11,609; 1996-$10,943)...........................................      475,975      447,596
    Affiliates..............................................................      175,183      140,743
  Real Estate...............................................................        3,399        4,134
  Policy Loans..............................................................       60,249       58,153
  Short-Term Investments (At cost which approximates market)................       56,374       69,878
  Investment in Limited Partnerships........................................          250          250
                                                                              -----------  -----------
    Total Investments.......................................................   12,897,426   11,081,533
Cash........................................................................      244,512       19,136
Accrued Investment Income...................................................      181,757      159,790
Accounts and Notes Receivable (At cost, less allowance
  for doubtful accounts: 1997-$78; 1996-$85)................................       48,204       23,582
Reinsurance Recoverables (Note 6)...........................................       28,515       25,204
Deferred Policy Acquisition Costs (Net of valuation
  allowance: 1997-$35,349; 1996-$19,040)....................................      239,843      240,464
Present Value of Future Profits.............................................       13,239      --
Other Assets................................................................       63,544        5,497
Current Income Taxes Recoverable (Note 10)..................................      --               792
Assets Held in Separate Accounts............................................      905,417      491,212
                                                                              -----------  -----------
        Total Assets........................................................  $14,622,457  $12,047,210
                                                                              -----------  -----------
                                                                              -----------  -----------

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Policy and Contract Liabilities (Note 6):
    Future Policy Benefits..................................................  $   151,675  $   149,624
    Policy and Contract Claims..............................................       37,688       29,155
    Premiums Paid in Advance................................................        9,145        8,846
    Funds Held Under Deposit Contracts......................................   11,539,473    9,792,730
    Other Policyholders' Funds..............................................      166,759      134,422
                                                                              -----------  -----------
      Total Policy and Contract Liabilities.................................   11,904,740   10,114,777
  Other Liabilities.........................................................      125,247       76,089
  Federal Income Taxes (Note 10):
    Current.................................................................       19,192      --
    Deferred (Includes tax on unrealized appreciation of investment
     securities: 1997-$164,449; 1996-$86,120)...............................      179,296      103,648
  Liabilities Related to Separate Accounts..................................      905,417      491,212
                                                                              -----------  -----------
      Total Liabilities.....................................................   13,133,892   10,785,726
                                                                              -----------  -----------
Shareholder's Equity:
  Common Stock, $250 Par Value;
    20,000 Shares Authorized, Issued and Outstanding........................        5,000        5,000
  Additional Paid-In Capital................................................       85,000       85,000
  Retained Earnings (Note 8)................................................    1,093,048    1,011,439
  Unrealized Appreciation of Investment Securities, Net of Tax (Note 3).....      305,517      160,045
                                                                              -----------  -----------
      Total Shareholder's Equity............................................    1,488,565    1,261,484
                                                                              -----------  -----------
        Total Liabilities and Shareholder's Equity..........................  $14,622,457  $12,047,210
                                                                              -----------  -----------
                                                                              -----------  -----------

                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CONSOLIDATED INCOME
(In Thousands)

                                                                        YEAR ENDED DECEMBER 31
                                                                  ----------------------------------
                                                                     1997        1996        1995
                                                                  ----------  ----------  ----------
Revenues:
  Premiums......................................................  $  240,595  $  240,100  $  237,025
  Investment Income:
    Interest on Fixed Maturities................................     830,837     767,309     716,510
    Interest on Mortgage Loans..................................      56,232      52,127      51,912
    Interest on Short-Term Investments..........................       3,419       2,935       4,017
    Dividends from Marketable Equity Securities.................       1,044         843       1,387
    Dividends from Redeemable Preferred Stock...................      16,026      12,654       3,065
    Other Investment Income.....................................       3,843       3,879       4,155
                                                                  ----------  ----------  ----------

        Total...................................................     911,401     839,747     781,046
    Less Investment Expenses....................................       3,485       3,709       3,546
                                                                  ----------  ----------  ----------

  Net Investment Income.........................................     907,916     836,038     777,500
                                                                  ----------  ----------  ----------

  Other Revenue.................................................      21,751      12,933      11,608
  Realized Investment Gain (Note 3).............................       6,807      10,439       5,676
                                                                  ----------  ----------  ----------

        Total...................................................   1,177,069   1,099,510   1,031,809
                                                                  ----------  ----------  ----------

Benefits and Expenses:
  Policy Benefits...............................................     844,926     782,213     723,466
  Commissions...................................................      93,681      74,724      79,163
  Personnel Costs...............................................      48,503      43,609      42,314
  Taxes Other Than Payroll and Income Taxes.....................      11,817      15,512       7,913
  Other Operating Expenses......................................      46,639      45,224      42,978
  Amortization of Deferred Policy Acquisition Costs.............      36,946      35,652      32,376
  Deferral of Policy Acquisition Costs..........................     (53,068)    (42,426)    (35,347)
                                                                  ----------  ----------  ----------

        Total...................................................   1,029,444     954,508     892,863
                                                                  ----------  ----------  ----------

Income before Federal Income Taxes..............................     147,625     145,002     138,946
                                                                  ----------  ----------  ----------

Provision (Benefit) for Federal Income Taxes (Note 10):
  Current.......................................................      54,705      57,417      61,830
  Deferred......................................................      (4,689)     (6,471)    (13,800)
                                                                  ----------  ----------  ----------

        Total...................................................      50,016      50,946      48,030
                                                                  ----------  ----------  ----------

Net Income......................................................  $   97,609  $   94,056  $   90,916
                                                                  ----------  ----------  ----------
                                                                  ----------  ----------  ----------

                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CHANGES IN SHAREHOLDER'S EQUITY
(In Thousands)

                                                                        YEAR ENDED DECEMBER 31
                                                                  ----------------------------------
                                                                     1997        1996        1995
                                                                  ----------  ----------  ----------

Common Stock....................................................  $    5,000  $    5,000  $    5,000
                                                                  ----------  ----------  ----------
Additional Paid-In Capital......................................      85,000      85,000      85,000
                                                                  ----------  ----------  ----------
Retained Earnings:
      Balance at the Beginning of Year..........................   1,011,439     921,383     834,467
      Net Income................................................      97,609      94,056      90,916
      Dividends to Parent.......................................     (16,000)     (4,000)     (4,000)
                                                                  ----------  ----------  ----------
      Balance at the End of Year................................   1,093,048   1,011,439     921,383
                                                                  ----------  ----------  ----------
Unrealized Appreciation of Investment Securities, Net of Tax
  (Note 3):
      Balance at the Beginning of Year..........................     160,045     320,452    (126,229)
      Change in Unrealized Appreciation.........................     156,073    (175,861)    474,511
      Change in Deferred Policy Acquisition Costs Valuation
        Allowance...............................................     (10,601)     15,454     (27,830)
                                                                  ----------  ----------  ----------
      Balance at the End of Year................................     305,517     160,045     320,452
                                                                  ----------  ----------  ----------
        Shareholder's Equity....................................  $1,488,565  $1,261,484  $1,331,835
                                                                  ----------  ----------  ----------
                                                                  ----------  ----------  ----------

                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CONSOLIDATED CASH FLOWS
(In Thousands)

                                                                       YEAR ENDED DECEMBER 31
                                                                -------------------------------------
                                                                   1997         1996         1995
                                                                -----------  -----------  -----------
OPERATING ACTIVITIES:
  Insurance Premiums Received.................................  $   216,089  $   216,801  $   216,269
  Dividends and Interest Received.............................      819,433      754,878      703,053
  Other Operating Receipts....................................       19,299       12,948       10,607
  Insurance Claims and Policy Benefits Paid...................     (353,227)    (302,955)    (272,206)
  Underwriting, Acquisition and Insurance Operating Costs
    Paid......................................................     (202,077)    (172,251)    (169,904)
  Income Taxes Paid...........................................      (36,140)     (71,255)     (61,247)
                                                                -----------  -----------  -----------
      Net Cash Provided by Operating Activities...............      463,377      438,166      426,572
                                                                -----------  -----------  -----------
INVESTING ACTIVITIES:
  Purchases of:
    Fixed Maturities Available-for-Sale.......................   (1,891,778)  (1,544,998)  (1,424,510)
    Fixed Maturities Held-to-Maturity.........................     (199,589)    (473,206)    (291,965)
    Purchase of Subsidiary, Net of Cash Acquired..............      116,122      --           --
    Marketable Equity Securities..............................       (5,773)        (272)        (260)
    Other Investments.........................................          (15)         (15)         (14)
    Policy and Nonaffiliated Mortgage Loans...................      (96,019)     (85,485)     (55,302)
    Affiliated Mortgage Loans.................................      (40,000)     (34,650)     (12,643)
  Maturities of Fixed Maturities Available-for-Sale...........      435,788      466,509      375,291
  Maturities of Fixed Maturities Held-to-Maturity.............        8,907       21,694       17,878
  Sales of:
    Fixed Maturities Available-for-Sale.......................      869,091      721,229      327,160
    Fixed Maturities Held-to-Maturity.........................      --            13,316      --
    Marketable Equity Securities..............................       11,185       10,394        2,172
    Other Investments.........................................        2,000        1,100          180
    Real Estate...............................................          639        1,086          876
    Policy and Nonaffiliated Mortgage Loans...................       61,159       48,341       50,734
    Affiliated Mortgage Loans.................................        5,560       31,730        8,977
  Net (Increase) Decrease in Short-Term Investments...........       11,519       (1,250)      (5,811)
  Other.......................................................      (50,141)        (747)        (122)
                                                                -----------  -----------  -----------
      Net Cash Used in Investing Activities...................     (761,345)    (825,224)  (1,007,359)
                                                                -----------  -----------  -----------
FINANCING ACTIVITIES:
  Funds Received Under Deposit Contracts......................    1,392,517    1,148,590    1,304,665
  Return of Funds Held Under Deposit Contracts................     (861,221)    (765,480)    (720,845)
  Dividends to Parent.........................................      (13,000)      (4,000)      (4,000)
  Net Proceeds from (Repayment of) Short-Term Borrowings......        5,048       (7,802)       9,143
                                                                -----------  -----------  -----------
      Net Cash Provided by Financing Activities...............      523,344      371,308      588,963
                                                                -----------  -----------  -----------
Net Increase (Decrease) in Cash...............................      225,376      (15,750)       8,176
Cash at Beginning of Year.....................................       19,136       34,886       26,710
                                                                -----------  -----------  -----------
Cash at End of Year...........................................  $   244,512  $    19,136  $    34,886
                                                                -----------  -----------  -----------
                                                                -----------  -----------  -----------

For purposes of reporting cash flows, cash consists of balances on hand and on deposit in banks and financial institutions.

                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
STATEMENT OF CONSOLIDATED CASH FLOWS --
RECONCILIATION OF NET INCOME TO NET CASH
PROVIDED BY OPERATING ACTIVITIES
(In Thousands)

                                                                           YEAR ENDED DECEMBER 31
                                                                       -------------------------------
                                                                         1997       1996       1995
                                                                       ---------  ---------  ---------
Net Income...........................................................  $  97,609  $  94,056  $  90,916
                                                                       ---------  ---------  ---------
Adjustments to Reconcile Net Income to
  Net Cash Provided by Operating Activities:
    Realized Investment Gain.........................................     (6,807)   (10,439)    (5,676)
    Amortization of Fixed Maturity Investments.......................    (24,929)   (26,811)   (26,050)
    Deferred Federal Income Tax Benefit..............................     (4,689)    (6,471)   (13,800)
    Interest Expense on Deposit Contracts............................    473,851    460,594    432,327
    Other............................................................     (7,877)       574      3,140

    Changes in:
      Future Policy Benefits.........................................      1,855     (4,466)    (1,232)
      Policy and Contract Claims.....................................      2,830      2,748     (2,643)
      Premiums Paid in Advance.......................................        299        637       (574)
      Deferred Policy Acquisition Costs..............................    (15,688)    (6,198)    (6,116)
      Accrued Investment Income......................................    (11,451)    (8,893)    (8,990)
      Accrued Interest on Accrual Bonds..............................    (48,354)   (44,015)   (36,908)
      Other Receivables..............................................     (5,467)    (8,639)    (2,353)
      Current Federal Income Taxes...................................     18,565    (13,839)       583
      Other Assets and Liabilities...................................     (2,350)     4,668        449
      Other Policyholders' Funds.....................................     (4,020)     4,660      3,499
                                                                       ---------  ---------  ---------
        Total Adjustments............................................    365,768    344,110    335,656
                                                                       ---------  ---------  ---------
Net Cash Provided by Operating Activities............................  $ 463,377  $ 438,166  $ 426,572
                                                                       ---------  ---------  ---------
                                                                       ---------  ---------  ---------

                 See Notes to Consolidated Financial Statements

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(All dollar amounts in thousands, unless otherwise stated)

1.  NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   NATURE OF OPERATIONS. SAFECO Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the state of Washington. The Company offers individual and group insurance products, pension plans and annuity products, marketed through professional agents in all states and the District of Columbia. The Company directly owns three subsidiaries, SAFECO National Life Insurance Company, First SAFECO National Life Insurance Company of New York, and WM Life Insurance Company, and indirectly owns Empire Life Insurance Company. The Company acquired WM Life Insurance Company and Empire Life Insurance Company in 1997 (see Note 2). The Company is a wholly-owned subsidiary of SAFECO Corporation which is a Washington corporation whose subsidiaries engage primarily in insurance and financial service businesses.

   BASIS OF REPORTING. The consolidated financial statements have been prepared in accordance with generally accepted accounting principles appropriate in the circumstances and include amounts based on the best estimates and judgments of management. The financial statements include SAFECO Life Insurance Company and its subsidiaries.

   All significant intercompany transactions have been eliminated in the consolidated financial statements. Certain reclassifications have been made to prior year financial information to conform to the 1997 classifications.

   ACCOUNTING FOR PREMIUMS. Life and health insurance premiums are reported as income when collected for traditional individual life policies and when earned for group life and health policies. Funds received under pension deposit contracts, annuity contracts and universal life policies are recorded as liabilities rather than premium income when received. Revenues for universal life products consist of front-end loads, mortality charges and expense charges assessed against individual policyholder account balances. These loads and charges are recognized as income when earned.

   INVESTMENTS. Fixed maturity investments (i.e., bonds and redeemable preferred stocks) which the Company has the positive intent and ability to hold to maturity are classified as held-to-maturity and carried at amortized cost in the balance sheet. Fixed maturities classified as available-for-sale are carried at market value, with changes in unrealized gains and losses recorded directly to shareholder's equity, net of applicable income taxes and deferred policy acquisition costs valuation allowance. The Company has no fixed maturities classified as trading.

   All marketable equity securities are classified as available-for-sale and carried at market value, with changes in unrealized gains and losses recorded directly to shareholder's equity, net of applicable income taxes.

   When the collectibility of income on certain investments is considered doubtful, they are placed on non-accrual status and thereafter interest income is recognized only when payment is received. Investments that have declined in market value below cost and for which the decline is judged to be other than temporary are written down to fair value. Writedowns are made directly on an individual security basis and reduce realized investment gains in the Statement of Consolidated Income.

   The cost of security investments sold is determined by the "identified cost" method.

   Mortgage loans are carried at outstanding principal balances, less an allowance for loan losses.

   REAL ESTATE AND DEPRECIATION. Income-producing real estate is classified as an investment. The Company provides straight-line depreciation on its buildings based upon their estimated useful lives.

   Investment real estate that has declined in market value below cost and for which the decline is judged to be other than temporary is written down to estimated realizable value. Writedowns reduce realized investment gains in the Statement of Consolidated Income.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 1 (continued)
   DEFERRED POLICY ACQUISITION COSTS. Life and health acquisition costs, consisting of commissions and certain other underwriting expenses, which vary with and are primarily related to the production of new business, are deferred.

   Acquisition costs for pension deposit contracts, deferred annuity contracts and universal life policies are amortized over the lives of the contracts or policies in proportion to the present value of estimated future gross profits. To the extent actual experience differs from assumptions, and to the extent estimates of future gross profits require revision, the unamortized balance of deferred policy acquisition costs is adjusted accordingly; such adjustments would be included in current operations. There were no significant revisions made in 1997, 1996 or 1995.

   Acquisition costs for traditional individual life insurance policies are amortized over the premium payment period of the related policies using assumptions consistent with those used in computing policy benefit liabilities. Acquisition costs for group life and health policies are amortized over the lives of the policies in proportion to premium received.

   PRESENT VALUE OF FUTURE PROFITS. The present value of future profits represents the actuarially determined present value of anticipated profits to be realized from annuity and life insurance business purchased. The present value was determined using a discount rate of 12.5%. For annuity contracts, amortization of the present value of future profits is in relation to the present value of the expected gross profits on the contracts, discounted using the interest rate credited to the underlying policies. The present value of future profits is reviewed periodically to determine that the unamortized portion does not exceed expected recoverable amounts. No impairment adjustments were recorded in 1997.

   OTHER ASSETS. Call options on the S&P 500 index are purchased by the Company to hedge the growth in interest credited on equity indexed annuities sold. Premiums paid to purchase these call options are capitalized and included in other assets. Call option premiums are amortized as an expense over the term of the option on a straight-line basis. Gains and losses on these instruments are recorded in income when realized. The balance in other assets for call option premiums at December 31, 1997 is $21,232.

   The Financial Accounting Standards Board (FASB) has issued an exposure draft addressing accounting and disclosure requirements for derivative financial instruments. The Company's accounting treatment for options may change in the future based on the issuance of definitive guidance from the FASB.

   On December 31, 1997, the Company acquired Washington Mutual, Inc.' s life insurance subsidiaries, WM Life Insurance Company and Empire Life Insurance Company, and Washington Mutual, Inc. agreed to distribute the Company's annuity products through the Washington Mutual, Inc. multi-state banking network. The portion of this transaction relating to the distribution agreement is valued at $35 million and will be amortized on a straight-line basis over 15 years. The unamortized balance of $35 million is included in other assets.

   FUTURE POLICY BENEFITS. Liabilities for universal life insurance policies, deferred annuity and pension deposit contracts are equal to the accumulated account value of such policies or contracts as of the valuation date. Liabilities for structured settlement annuities are based on interest rate assumptions using market rates at issue, graded downward over 40 years to a range of 5.5% to 8.75%.

   Liabilities for future policy benefits under traditional individual life insurance policies have been computed on the level premium method using interest, mortality and persistency assumptions based on actual experience modified to provide for adverse deviation. Interest assumptions range from 8.5% graded to 3.25%.

   POLICY AND CONTRACT CLAIMS. The liability for policy and contract claims is established on the basis of reported losses ("case basis" method). Provision is also made for claims incurred but not reported, based on historical experience. The estimates for claims incurred but not reported are continually reviewed and any necessary adjustments are reflected in current operations.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 1 (continued)
   SEPARATE ACCOUNTS. The Company administers segregated asset accounts for variable annuity and variable universal life clients. The assets of these Separate Accounts, which consist of common stocks, are the property of the Company. The liabilities of these Separate Accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with these clients. The assets of the Separate Accounts, equal to the reserves and other contract liabilities of the Separate Accounts, are not chargeable with liabilities arising out of any other business the Company may conduct. Investment risks associated with market value changes are borne by the clients. Deposits, withdrawals, net investment income and realized and unrealized capital gains and losses on the assets of the Separate Account are not reflected in the Statement of Consolidated Income. Management fees and other charges assessed against the contracts are included in other revenue.

   FEDERAL INCOME TAXES. The Company and its subsidiaries, except for WM Life Insurance Company and Empire Life Insurance Company, are included in a consolidated federal income tax return filed by SAFECO Corporation. Tax payments (credits) are made to or received from SAFECO Corporation on a separate tax return filing basis. The Company provides for federal income taxes based on financial reporting income and deferred federal income taxes on temporary differences between financial reporting and taxable income.

   NEW ACCOUNTING STANDARDS. In 1993, the FASB adopted Statement 114, "Accounting by Creditors for Impairment of a Loan," which provides guidance on valuing impaired loans. The FASB also issued Statement 118, "Accounting by Creditors for Impairment of a Loan -- Income Recognition and Disclosures," in 1994, which amends Statement 114. Both statements were effective for 1995 and adopted by the Company on January 1, 1995. Adoption did not affect net income. For additional disclosure relating to these two statements, see Note 3.

   In June of 1997, the FASB issued Statement 130, "Reporting Comprehensive Income." Statement 130 is effective for fiscal years beginning after December 15, 1997 and the Company will adopt it in the first quarter of 1998. Adoption will have no effect on net income but will require the reporting of "comprehensive income," which will include net income and certain items currently reported in shareholder's equity.

   The FASB issued Statement 131, "Disclosures about Segments of an Enterprise and Related Information," in June of 1997. Statement 131 changes the way information about business segments is reported in annual financial statements and requires the reporting of selected segment information in interim reports. This statement is effective for financial statements for periods beginning after December 15, 1997, and the Company plans on providing the required segment information in its 1998 consolidated financial statements. This statement has no effect on net income.

2.  ACQUISITION

   On December 31, 1997, the Company acquired Washington Mutual, Inc.'s life insurance subsidiaries, WM Life Insurance Company and Empire Life Insurance Company for $105.8 million. The fair value of assets acquired, excluding cash, was $766,921, and the fair value of liabilities assumed was $882,226. The acquisition is being treated as a purchase for accounting purposes, and allocation of purchase price resulted in no goodwill. The transaction was financed through internal sources.

   The unaudited pro forma condensed results of operations presented below assume the acquisition of WM Life Insurance Company and Empire Life Insurance Company occurred at the beginning of 1996, and give effects to actual operating results prior to the acquisition. These pro forma results are not necessarily indicative of what actually would have occurred if the acquisition had been completed as of the beginning of 1996 nor are they necessarily indicative of future consolidated results.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 2 (continued)
   PRO FORMA INFORMATION -- UNAUDITED

                                           YEAR ENDED DECEMBER 31
                                          ------------------------
                                             1997         1996
                                          -----------  -----------
Revenues................................  $ 1,244,530  $ 1,162,614
Net income..............................      103,474       97,654

3.  INVESTMENT SUMMARY

   A summary of fixed maturities and marketable equity securities classified as available-for-sale at December 31, 1997 follows:

                                                          GROSS        GROSS           NET         ESTIMATED
                                           AMORTIZED   UNREALIZED    UNREALIZED     UNREALIZED      MARKET
                                             COST         GAINS        LOSSES          GAIN          VALUE
                                          -----------  -----------  ------------   ------------   -----------
United States government and government
  agencies and authorities..............  $   604,305  $   61,328   $       (47)   $    61,281    $   665,586
States, municipalities and political
  subdivisions..........................      134,160      13,439          (720)        12,719        146,879
Foreign governments.....................      102,053       6,674            (7)         6,667        108,720
Public utilities........................    1,467,168     100,208        (1,175)        99,033      1,566,201
All other corporate bonds...............    3,803,982     186,502        (1,174)       185,328      3,989,310
Mortgage-backed securities..............    2,789,915     139,056        (3,781)       135,275      2,925,190
                                          -----------  -----------  ------------   ------------   -----------
Total fixed maturities classified as
  available-for-sale....................    8,901,583     507,207        (6,904)       500,303      9,401,886
Marketable equity securities............       10,651       4,906            (5)         4,901         15,552
                                          -----------  -----------  ------------   ------------   -----------
Total investment securities classified
  as available-for-sale.................  $ 8,912,234  $  512,113   $    (6,909)       505,204    $ 9,417,438
                                          -----------  -----------  ------------                  -----------
                                          -----------  -----------  ------------                  -----------
Deferred policy acquisition costs
  valuation allowance...........................................................       (35,349)
Applicable federal income tax...................................................      (164,338)
                                                                                   ------------
Unrealized appreciation of investment
  securities, net of tax, included in
  shareholder's equity..........................................................   $   305,517
                                                                                   ------------
                                                                                   ------------

   A summary of fixed maturities classified as held-to-maturity at December 31, 1997 follows:

                                                          GROSS        GROSS           NET         ESTIMATED
                                           AMORTIZED   UNREALIZED    UNREALIZED     UNREALIZED      MARKET
                                             COST         GAINS        LOSSES          GAIN          VALUE
                                          -----------  -----------  ------------   ------------   -----------
United States government and government
  agencies and authorities..............  $   257,881  $   74,238   $   --         $    74,238    $   332,119
States, municipalities and political
  subdivisions..........................      120,345      14,917       --              14,917        135,262
Foreign governments.....................      148,903      40,306       --              40,306        189,209
Public utilities........................      417,519      78,330       --              78,330        495,849
All other corporate bonds...............    1,462,968     208,201          (142)       208,059      1,671,027
Mortgage-backed securities..............      300,942      35,574           (94)        35,480        336,422
                                          -----------  -----------       ------    ------------   -----------
Total fixed maturities classified as
  held-to-maturity......................  $ 2,708,558  $  451,566   $      (236)   $   451,330    $ 3,159,888
                                          -----------  -----------       ------    ------------   -----------
                                          -----------  -----------       ------    ------------   -----------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 3 (continued)
   A summary of fixed maturities and marketable equity securities classified as available-for-sale at December 31, 1996 follows:

                                                          GROSS        GROSS           NET         ESTIMATED
                                           AMORTIZED   UNREALIZED    UNREALIZED     UNREALIZED      MARKET
                                             COST         GAINS        LOSSES          GAIN          VALUE
                                          -----------  -----------  ------------   ------------   -----------
United States government and government
  agencies and authorities..............  $   746,401  $   38,689   $    (1,915)   $    36,774    $   783,175
States, municipalities and political
  subdivisions..........................      131,538      11,192        (1,009)        10,183        141,721
Foreign governments.....................       74,427       4,575            (7)         4,568         78,995
Public utilities........................    1,428,912      72,384        (7,220)        65,164      1,494,076
All other corporate bonds...............    2,707,297     100,673       (15,464)        85,209      2,792,506
Mortgage-backed securities..............    2,509,158      72,485       (18,563)        53,922      2,563,080
                                          -----------  -----------  ------------   ------------   -----------
Total fixed maturities classified as
  available-for-sale....................    7,597,733     299,998       (44,178)       255,820      7,853,553
Marketable equity securities............        9,629       9,518          (245)         9,273         18,902
                                          -----------  -----------  ------------   ------------   -----------
Total investment securities classified
  as available-for-sale.................  $ 7,607,362  $  309,516   $   (44,423)       265,093    $ 7,872,455
                                          -----------  -----------  ------------                  -----------
                                          -----------  -----------  ------------                  -----------
Deferred policy acquisition costs
  valuation allowance...........................................................       (19,040)
Applicable federal income tax...................................................       (86,008)
                                                                                   ------------
Unrealized appreciation of investment
  securities, net of tax, included in
  shareholder's equity..........................................................   $   160,045
                                                                                   ------------
                                                                                   ------------

   A summary of fixed maturities classified as held-to-maturity at December 31, 1996 follows:

                                                             GROSS        GROSS         NET       ESTIMATED
                                              AMORTIZED   UNREALIZED   UNREALIZED   UNREALIZED     MARKET
                                                COST         GAINS       LOSSES        GAIN         VALUE
                                             -----------  -----------  -----------  -----------  -----------
United States government and government
  agencies and authorities.................  $   244,686   $  29,559    $    (396)   $  29,163   $   273,849
States, municipalities and political
  subdivisions.............................      103,075       3,797         (664)       3,133       106,208
Foreign governments........................      148,300      24,403       --           24,403       172,703
Public utilities...........................      545,249      48,130       (4,279)      43,851       589,100
All other corporate bonds..................    1,155,146      82,922       (9,495)      73,427     1,228,573
Mortgage-backed securities.................      291,868      13,110       (5,407)       7,703       299,571
                                             -----------  -----------  -----------  -----------  -----------
Total fixed maturities classified as
  held-to-maturity.........................  $ 2,488,324   $ 201,921    $ (20,241)   $ 181,680   $ 2,670,004
                                             -----------  -----------  -----------  -----------  -----------
                                             -----------  -----------  -----------  -----------  -----------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 3 (continued)
   The amortized cost and estimated market value of fixed maturities at December 31, 1997, by contractual maturity, are presented below. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

                                                           AVAILABLE-FOR-SALE         HELD-TO-MATURITY
                                                        ------------------------  ------------------------
                                                                      ESTIMATED                 ESTIMATED
                                                         AMORTIZED     MARKET      AMORTIZED     MARKET
                                                           COST         VALUE        COST         VALUE
                                                        -----------  -----------  -----------  -----------
Due in one year or less...............................  $   243,954  $   245,140  $   --       $   --
Due after one year through five years.................    1,886,758    1,959,986            3            4
Due after five years through ten years................    1,268,615    1,320,613       49,128       56,715
Due after ten years...................................    2,712,341    2,950,957    2,358,485    2,766,747
Mortgage-backed securities............................    2,789,915    2,925,190      300,942      336,422
                                                        -----------  -----------  -----------  -----------
    Total.............................................  $ 8,901,583  $ 9,401,886  $ 2,708,558  $ 3,159,888
                                                        -----------  -----------  -----------  -----------
                                                        -----------  -----------  -----------  -----------

   At December 31, 1997 and 1996, the Company held below investment grade fixed maturities of $316 million and $242 million at amortized cost, respectively. The respective market values of these investments were approximately $329 million and $239 million. These holdings amounted to 2.6% and 2.3% of the Company's investments in fixed maturities at market value at December 31, 1997 and 1996, respectively.

   Certain fixed maturity securities with an amortized cost of $7,543 and $4,648 at December 31, 1997 and 1996, respectively, were on deposit with various regulatory authorities to meet requirements of insurance and financial codes.

   At December 31, 1997 and 1996, mortgage loans constituted approximately 4.5% and 4.9% of total assets, respectively, and are secured by first mortgage liens on income-producing commercial real estate, primarily in the retail, industrial and office building sectors. The majority of the properties are located in the western United States, with 39% of the total in California. Individual loans generally do not exceed $5 million.

   The carrying value of investments in fixed maturities and mortgage loans that did not produce income during the year ended December 31, 1997 is less than one percent of the total of such investments.

   The proceeds from sales of investment securities and related gains and losses for 1997 are as follows:

                                                                   YEAR ENDED DECEMBER 31, 1997
                                                      ------------------------------------------------------
                                                      FIXED MATURITIES   FIXED MATURITIES     MARKETABLE
                                                      AVAILABLE-FOR-SALE HELD-TO-MATURITY  EQUITY SECURITIES
                                                      -----------------  ----------------  -----------------
Proceeds from sales.................................     $   869,091        $   --             $  11,185
                                                      -----------------       --------          --------
                                                      -----------------       --------          --------
Gross realized gains on sales.......................     $     5,805        $   --             $   6,832
Gross realized losses on sales......................          (9,410)           --                  (397)
                                                      -----------------       --------          --------
    Realized gains (losses) on sales................          (3,605)           --                 6,435
Other (Including net gain on calls and
  redemptions)......................................           5,074            --                --
Writedowns (Including writedowns on securities
  subsequently sold)................................            (197)           --                --
                                                      -----------------       --------          --------
Total realized gain.................................     $     1,272        $   --             $   6,435
                                                      -----------------       --------          --------
                                                      -----------------       --------          --------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 3 (continued)
   The proceeds from sales of investment securities and related gains and losses for 1996 are as follows:

                                                                   YEAR ENDED DECEMBER 31, 1996
                                                      ------------------------------------------------------
                                                      FIXED MATURITIES   FIXED MATURITIES     MARKETABLE
                                                      AVAILABLE-FOR-SALE HELD-TO-MATURITY  EQUITY SECURITIES
                                                      -----------------  ----------------  -----------------
Proceeds from sales.................................     $   721,229        $   13,316         $  10,394
                                                      -----------------       --------          --------
                                                      -----------------       --------          --------
Gross realized gains on sales.......................     $    19,779        $   --             $   4,847
Gross realized losses on sales......................         (18,837)           (1,328)           --
                                                      -----------------       --------          --------
    Realized gains (losses) on sales................             942            (1,328)            4,847
Other (Including net gain or loss on calls and
  redemptions)......................................          13,687              (141)           --
Writedowns (Including writedowns on securities
  subsequently sold)................................          (5,465)           --                --
                                                      -----------------       --------          --------
Total realized gain (loss)..........................     $     9,164        $   (1,469)        $   4,847
                                                      -----------------       --------          --------
                                                      -----------------       --------          --------

   Two fixed maturities classified as held-to-maturity were sold during 1996 due to evidence of a significant deterioration in credit quality. The amortized cost of these securities was $14,644, and the losses realized on these sales were $1,328.

   The proceeds from sales of investment securities and related gains and losses for 1995 are as follows:

                                                                   YEAR ENDED DECEMBER 31, 1995
                                                      ------------------------------------------------------
                                                      FIXED MATURITIES   FIXED MATURITIES     MARKETABLE
                                                      AVAILABLE-FOR-SALE HELD-TO-MATURITY  EQUITY SECURITIES
                                                      -----------------  ----------------  -----------------
Proceeds from sales.................................     $   327,160        $   --             $   2,172
                                                      -----------------       --------           -------
                                                      -----------------       --------           -------
Gross realized gains on sales.......................     $    16,366        $   --             $   1,253
Gross realized losses on sales......................          (4,336)           --                  (282)
                                                      -----------------       --------           -------
    Realized gains on sales.........................          12,030            --                   971
Other (Including net gain on calls and
  redemptions)......................................           7,833            --                --
Writedowns (Including writedowns on securities
  subsequently sold)................................         (13,628)           --                --
                                                      -----------------       --------           -------
Total realized gain.................................     $     6,235        $   --             $     971
                                                      -----------------       --------           -------
                                                      -----------------       --------           -------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 3 (continued)
   The following summarizes the realized gain before federal income taxes and the net change in unrealized appreciation:

                                                                               YEAR ENDED DECEMBER 31
                                                                         ----------------------------------
                                                                            1997        1996        1995
                                                                         ----------  ----------  ----------

Realized gains (losses):
  Fixed maturities.....................................................  $    1,272  $    7,695  $    6,235
  Marketable equity securities.........................................       6,435       4,847         971
  First mortgage loans on real estate..................................        (900)     (2,050)     (1,600)
  Real estate..........................................................      --            (114)         70
  Investment in limited partnerships...................................      --              61      --
                                                                         ----------  ----------  ----------
    Realized gain before federal income taxes..........................  $    6,807  $   10,439  $    5,676
                                                                         ----------  ----------  ----------
                                                                         ----------  ----------  ----------


                                                                               YEAR ENDED DECEMBER 31
                                                                         ----------------------------------
                                                                            1997        1996        1995
                                                                         ----------  ----------  ----------
Increase (decrease) in unrealized appreciation of:
  Fixed maturities classified as available-for-sale....................  $  244,483  $ (268,956) $  726,046
  Marketable equity securities.........................................      (4,372)     (1,599)      3,971
  Deferred policy acquisition costs valuation allowance................     (16,309)     23,775     (42,815)
  Applicable federal income tax........................................     (78,330)     86,373    (240,521)
                                                                         ----------  ----------  ----------
  Net change in unrealized appreciation................................  $  145,472  $ (160,407) $  446,681
                                                                         ----------  ----------  ----------
                                                                         ----------  ----------  ----------

   The following table summarizes the Company's allowance for credit losses on non-affiliated mortgage loans:

                                                                                         YEAR ENDED DECEMBER
                                                                                                  31
                                                                                         --------------------
                                                                                           1997       1996
                                                                                         ---------  ---------
Allowance at beginning of year.........................................................  $  10,943  $   9,633

Provision for credit losses............................................................        900      2,050

Loans charged off as uncollectible.....................................................       (234)      (740)
                                                                                         ---------  ---------

Allowance at end of year...............................................................  $  11,609  $  10,943
                                                                                         ---------  ---------
                                                                                         ---------  ---------

   The allowance includes amounts determined under FAS 114 and FAS 118 (specific reserves), as well as general reserve amounts. The total investment in impaired loans, as defined under FAS 114 and 118 and before any reserve for losses, is $3.3 and $3.2 million at December 31, 1997 and 1996, respectively. A specific loan loss reserve has been established for each impaired loan, the total of which is $550 and $835 and is included in the overall allowance of $11.6 and $10.9 million at December 31, 1997 and 1996, respectively.

4.  COMMITMENTS AND CONTINGENCIES

   The Company is obligated under a real estate lease with an affiliate, General America Corporation, which expires in 2010. The minimum annual rental commitments under this obligation were $2,401 at December 31, 1997. At December 31, 1997, unfunded mortgage loan commitments approximated $5,785. The Company had no other material commitments or contingencies at December 31, 1997.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

5.  FINANCIAL INSTRUMENTS

   ESTIMATED FAIR VALUES. Fair value amounts have been determined using available market information and appropriate valuation methodologies. However, considerable judgment is required in developing the estimates of fair value. Accordingly, these estimates are not necessarily indicative of the amount that could be realized in a current market exchange. The use of different market assumptions and/or estimating methodologies may have a material effect on the estimated fair value amounts.

   Carrying value is a reasonable estimate of fair value for cash, policy loans, short-term investments, accounts receivable and other liabilities.

   Fair value amounts for investments in fixed maturities and marketable equity securities are the same as market value. Market value generally represents quoted market prices for securities traded in the public market place or analytically determined values for securities not publicly traded.

   The fair values of mortgage loans have been estimated by discounting the projected cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for the same maturities.

   The fair value of investment contracts with defined maturities is estimated by discounting projected cash flows using rates that would be offered for similar contracts with the same remaining maturities. For investment contracts with no defined maturity, fair value is estimated to be the present surrender value. These investment contracts are included in Funds Held Under Deposit Contracts.

   Estimated fair values of financial instruments at December 31 are as follows:

                                                                 1997                        1996
                                                     ----------------------------  ------------------------
                                                       CARRYING       ESTIMATED     CARRYING     ESTIMATED
                                                        AMOUNT       FAIR VALUE      AMOUNT     FAIR VALUE
                                                     -------------  -------------  -----------  -----------

Financial assets:

  Fixed maturities available-for-sale..............  $   9,401,886  $   9,401,886  $ 7,853,553  $ 7,853,553

  Fixed maturities held-to-maturity................      2,708,558      3,159,888    2,488,324    2,670,004

  Marketable equity securities.....................         15,552         15,552       18,902       18,902

  Mortgage loans...................................        651,158        677,000      588,339      596,000

Financial liabilities:

  Funds held under deposit contracts...............     11,539,473     12,021,000    9,792,730    9,935,000

   Other insurance-related financial instruments are exempt from fair value disclosure requirements.

   DERIVATIVE FINANCIAL INSTRUMENTS. The Company's investments in mortgage-backed securities of $3.3 billion and $2.9 billion, at market values, at December 31, 1997 and 1996, respectively, are primarily residential collateralized mortgage obligations and pass-throughs ("CMOs"). CMOs, while technically defined as derivative instruments, are exempt from derivative disclosure requirements. The Company's investment in CMOs comprised of the riskier, more volatile type (e.g., interest only, inverse floaters, etc.) has been intentionally limited to only a small amount (i.e., less than 1.5% and 1% of total CMOs at December 31, 1997 and 1996, respectively).

   The Company does not enter into financial instruments for trading or speculative purposes. The Company's involvement in other investment-type derivatives is also, intentionally, of a very limited nature. Such derivatives include call options, interest rate swaps on bond investments, currency-linked bonds and fixed-rate loan commitments. Individually, and in the aggregate, the notional amounts and fair values of these derivatives are not material and thus no additional disclosures are warranted.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

6.  POLICY AND CONTRACT LIABILITIES

   REINSURANCE. The Company protects itself from excessive losses by ceding reinsurance to other companies, using automatic and facultative treaties. Reinsurance contracts do not relieve the Company of its obligations to policyholders. A continuing liability exists in the event a reinsurance company is unable to meet its obligations to the Company. The financial condition of its reinsurers is evaluated by the Company to minimize its exposure to losses from reinsurer insolvencies.

   The balance sheet caption "Reinsurance Recoverables" is comprised of the following amounts:

                                                                                             DECEMBER 31
                                                                                         --------------------
                                                                                           1997       1996
                                                                                         ---------  ---------
Unpaid losses and adjustment expense...................................................  $     906  $     136

Paid claims............................................................................        770        957

Life policy liabilities................................................................     26,756     23,784

Other reinsurance recoverables.........................................................         83        327
                                                                                         ---------  ---------

        Total reinsurance recoverables.................................................  $  28,515  $  25,204
                                                                                         ---------  ---------
                                                                                         ---------  ---------

   The effects of reinsurance on the premium and policy benefit amounts in the Statement of Consolidated Income are as follows:

                                                                                YEAR ENDED DECEMBER 31
                                                                            -------------------------------
                                                                              1997       1996       1995
                                                                            ---------  ---------  ---------

Reinsurance Ceded:

  Premiums................................................................  $ (13,305) $ (13,679) $ (10,385)
                                                                            ---------  ---------  ---------
                                                                            ---------  ---------  ---------

  Policy benefits.........................................................  $  (7,853) $  (4,039) $  (6,344)
                                                                            ---------  ---------  ---------
                                                                            ---------  ---------  ---------

Reinsurance Assumed:

  Premiums................................................................  $     180  $     175  $  (5,456)
                                                                            ---------  ---------  ---------
                                                                            ---------  ---------  ---------

  Policy benefits.........................................................  $   2,902  $   2,500  $  (2,503)
                                                                            ---------  ---------  ---------
                                                                            ---------  ---------  ---------

   In 1995, the Company sold a reinsurance assumed block of group disabled lives, involving disability income coverage, back to the ceding reinsurance pool. The ceding pool acquired the Company's $5.7 million disabled life claim reserve for a return-of-premium payment of $5.7 million. The reinsurance assumed premiums and policy benefits shown above reflect this transaction.

   POLICY AND CONTRACT CLAIMS. Accident and health claim reserves, the majority of which are incurred and paid in full within a one-year period, amount to less than 1% of total policy and contract liabilities. Therefore, no additional disclosures are warranted.

7.  STATUTORY BASIS INFORMATION

   The Company and its subsidiaries are required to file annual statements with state regulatory authorities prepared on an accounting basis as prescribed or permitted by such authorities (statutory basis). Prescribed statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners (NAIC). Permitted statutory accounting practices encompass all accounting practices not so prescribed.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 7 (continued)
   Statutory net income differs from income reported in accordance with generally accepted accounting principles primarily because policy acquisition costs are expensed when incurred, reserves are based on different assumptions and income tax expense reflects only taxes paid or currently payable. The net income reported in the Statement of Consolidated Income does not include the net income of either WM Life Insurance Company or Empire Life Insurance Company, as their acquisition was effective December 31, 1997.

   Statutory net income and shareholder's equity, by company, are as follows:

                                                                                 YEAR ENDED DECEMBER 31
                                                                           ----------------------------------
                                                                              1997        1996        1995
                                                                           ----------  ----------  ----------

Statutory Net Income:

  SAFECO Life Insurance Company..........................................  $   95,012  $   95,676  $  101,456

  SAFECO National Life Insurance Company.................................       1,322       1,249       1,187

  First SAFECO National Life Insurance Company
    of New York..........................................................         314         318         404
                                                                           ----------  ----------  ----------

        Total............................................................  $   96,648  $   97,243  $  103,047
                                                                           ----------  ----------  ----------
                                                                           ----------  ----------  ----------


                                                                                      DECEMBER 31
                                                                           ----------------------------------
                                                                              1997        1996        1995
                                                                           ----------  ----------  ----------

Statutory Stockholder's Equity:

  SAFECO Life Insurance Company and Subsidiaries.........................  $  672,230  $  587,658  $  504,683
                                                                           ----------  ----------  ----------
                                                                           ----------  ----------  ----------

   The Company has received written approval from the Washington State Insurance Department to treat certain loans (all made at market rates) to related SAFECO Corporation subsidiaries as admitted assets. The allowance of such loans has not materially enhanced surplus at December 31, 1997.

8.  DIVIDEND RESTRICTIONS

   Insurance companies are restricted by certain states as to the amount of dividends they may pay within a given calendar year to their parent without regulatory consent. Under insurance regulations of the state of Washington, the restriction is the greater of statutory net gain from operations for the previous year or 10% of policyholder surplus at the close of the previous year, subject to a maximum limit equal to statutory earned surplus. The amount of retained earnings available for the payment of dividends to SAFECO Corporation without prior regulatory approval was $94,672 at December 31, 1997.

9.  EMPLOYEE BENEFIT PLANS

   SAFECO Corporation and subsidiary companies (the Companies) administer defined contribution, defined benefit and profit sharing bonus plans covering substantially all employees. The defined contribution plans include profit sharing retirement plans and a savings plan. Benefits are earned under the defined benefit plan for each year of service after 1988, based on the employee's compensation level plus a stipulated rate of return on the benefit balance. It is SAFECO Corporation's policy to fund the defined benefit plan on a current basis to the full extent deductible under federal income tax regulations. The cost of these plans to the Company was $7,531, $7,901 and $7,599 for the years ended December 31, 1997, 1996 and 1995, respectively.

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 9 (continued)

    The Companies also provide certain healthcare and life insurance benefits ("other postretirement benefits") for retired employees. Substantially all employees may become eligible for these benefits if they reach retirement age while working for the Companies. The cost of these benefits is shared with the retiree. The Company accrues for these costs during the years that employees provide services, pursuant to FASB Statement 106. Net periodic other postretirement benefit costs for the Company were $392, $474 and $282 in 1997, 1996 and 1995, respectively.

    The following table summarizes the Company's allocated share of the funded status of the plan:

                                                                                     DECEMBER 31
                                                                                 --------------------
                                                                                   1997       1996
                                                                                 ---------  ---------
Total accumulated postretirement benefit obligation (APBO).....................  $   4,709  $   3,765

Less: plan assets at fair value................................................        172        133
                                                                                 ---------  ---------

APBO in excess of plan assets..................................................      4,537      3,632

Unrecognized gain..............................................................        631      1,283
                                                                                 ---------  ---------

Accrued postretirement benefit cost recorded on the balance sheet..............  $   5,168  $   4,915
                                                                                 ---------  ---------
                                                                                 ---------  ---------

    Discount rate assumptions of 7.375%, 7.75% and 7.5% were used at December 31, 1997, 1996 and 1995, respectively. The accumulated postretirement benefit obligation at December 31, 1997 was determined using a healthcare cost trend rate of 10% for 1998, declining by 1% per year, starting in 1999, to 6% and remaining at that level thereafter. A one percentage point increase in the assumed healthcare cost trend rate for each year would increase the accumulated other postretirement benefit obligation as of December 31, 1997 by $626 and the annual net periodic other postretirement benefit cost for the year then ended by $68.

10. INCOME TAXES

   The Company uses the liability method of accounting for income taxes pursuant to FASB Statement 109, "Accounting for Income Taxes." Under the liability method, deferred tax assets and liabilities are determined based on the differences between their financial reporting and their tax bases and are measured using the enacted tax rates.

   Differences between income tax computed by applying the U.S. federal income tax rate of 35% to income before income taxes and the provision for federal income taxes are as follows:

                                                                           YEAR ENDED DECEMBER 31
                                                                       -------------------------------
                                                                         1997       1996       1995
                                                                       ---------  ---------  ---------
Computed "expected" tax expense......................................  $  51,669  $  50,751  $  48,631
Dividends received deduction.........................................        (49)       (24)       (44)
Tax exempt interest..................................................         (4)        (6)        (7)
Other................................................................     (1,600)       225       (550)
                                                                       ---------  ---------  ---------
        Income tax expense...........................................  $  50,016  $  50,946  $  48,030
                                                                       ---------  ---------  ---------
                                                                       ---------  ---------  ---------
Percent of income tax expense to income before tax...................       33.9%      35.1%      34.6%
                                                                       ---------  ---------  ---------
                                                                       ---------  ---------  ---------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 10 (continued)
   The tax effect of temporary differences which give rise to the deferred tax assets and deferred tax liabilities are as follows:

                                                                                  DECEMBER 31
                                                                              --------------------
                                                                                1997       1996
                                                                              ---------  ---------

Deferred tax assets:

  Discounted loss and adjustment expense reserves...........................  $      77  $   1,359

  Uncollected premium adjustment............................................      2,607      2,270

  Adjustment to life policy liabilities.....................................     51,176     34,773

  Capitalization of policy acquisition costs................................     40,354     33,393

  Postretirement benefits...................................................      1,809      1,720

  Realized capital losses...................................................      3,534      5,887

  Guarantee fund assessments................................................      4,163      3,518

  Other.....................................................................      2,031      1,630
                                                                              ---------  ---------

        Total deferred tax assets...........................................    105,751     84,550
                                                                              ---------  ---------

Deferred tax liabilities:

  Deferred policy acquisition costs.........................................     96,317     90,826

  Present value of future profits...........................................      3,084     --

  Bond discount accrual.....................................................     19,631      9,525

  Unrealized appreciation of investment securities (Net of deferred policy
    acquisition costs valuation allowance: 1997-$12,372; 1996-$6,664).......    164,449     86,120

  Other.....................................................................      1,566      1,727
                                                                              ---------  ---------

        Total deferred tax liabilities......................................    285,047    188,198
                                                                              ---------  ---------

        Net deferred tax liability..........................................  $ 179,296  $ 103,648
                                                                              ---------  ---------
                                                                              ---------  ---------

   The following table reconciles the deferred tax benefit in the Statement of Income to the change in the deferred tax liability in the balance sheet for the year ended December 31:

                                                                       1997       1996       1995
                                                                     ---------  ---------  ---------

Deferred tax benefit...............................................  $  (4,689) $  (6,471) $ (13,800)

Net deferred tax liability acquired in acquisitions................      2,008     --         --

Deferred tax changes reported in shareholder's equity:

  Increase (decrease) in liability related to unrealized
    appreciation or depreciation of investment securities..........     84,037    (94,694)   255,506

  Increase (decrease) in liability related to deferred policy
    acquisition costs valuation allowance..........................     (5,708)     8,321    (14,985)
                                                                     ---------  ---------  ---------

Increase (decrease) in net deferred tax liability..................  $  75,648  $ (92,844) $ 226,721
                                                                     ---------  ---------  ---------
                                                                     ---------  ---------  ---------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. SEGMENT DATA

   A major portion of investment income, realized gains or losses and assets is specifically identifiable with an industry segment. The remainder of these amounts has been allocated in proportion to the investment income identified with each segment.

                                                                         YEAR ENDED DECEMBER 31, 1997
                                                                    ---------------------------------------
                                                                     FINANCIAL    EMPLOYEE
                                                                     SERVICES     BENEFITS        TOTAL
                                                                    -----------  -----------  -------------
Revenue:
  Premiums and Other (Including $29,169 of financial services
    revenue received from affiliates).............................  $    56,649  $   205,697  $     262,346
  Identifiable Investment Income..................................      564,917      263,240        828,157
  Investment Income Allocated.....................................       54,188       25,571         79,759
  Identifiable Realized Gain (Loss) from Investments..............         (789)       1,400            611
  Realized Gain from Investments Allocated........................        4,213        1,983          6,196
                                                                    -----------  -----------  -------------
        Total Revenue.............................................  $   679,178  $   497,891  $   1,177,069
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------
Amortization of Deferred Policy Acquisition Costs.................  $    16,249  $    20,697  $      36,946
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------
Income Before Income Taxes........................................  $    80,110  $    67,515  $     147,625
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------


                                                                               DECEMBER 31, 1997
                                                                    ---------------------------------------
                                                                     FINANCIAL    EMPLOYEE
                                                                     SERVICES     BENEFITS        TOTAL
                                                                    -----------  -----------  -------------
Identifiable Assets:
  Deferred Policy Acquisition Costs...............................  $   166,447  $    73,396  $     239,843
  Policy Loans....................................................       32,091       28,158         60,249
  Invested Assets.................................................    8,378,819    3,412,049     11,790,868
  Other...........................................................      627,490      834,628      1,462,118
Invested Assets Allocated.........................................      710,485      335,825      1,046,310
Other Assets Allocated............................................       15,543        7,526         23,069
                                                                    -----------  -----------  -------------
        Total Assets..............................................  $ 9,930,875  $ 4,691,582  $  14,622,457
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------

                                                                         YEAR ENDED DECEMBER 31, 1996
                                                                    ---------------------------------------
                                                                     FINANCIAL    EMPLOYEE
                                                                     SERVICES     BENEFITS        TOTAL
                                                                    -----------  -----------  -------------
Revenue:
  Premiums and Other (Including $35,477 of financial services
    revenue received from affiliates).............................  $    48,964  $   204,069  $     253,033
  Identifiable Investment Income..................................      506,628      256,939        763,567
  Investment Income Allocated.....................................       48,157       24,314         72,471
  Identifiable Realized Gain from Investments.....................        2,636        2,884          5,520
  Realized Gain from Investments Allocated........................        3,271        1,648          4,919
                                                                    -----------  -----------  -------------
        Total Revenue.............................................  $   609,656  $   489,854  $   1,099,510
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------
Amortization of Deferred Policy Acquisition Costs.................  $    13,756  $    21,896  $      35,652
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------
Income Before Income Taxes........................................  $    81,849  $    63,153  $     145,002
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Note 11 (continued)

                                                                               DECEMBER 31, 1996
                                                                    ---------------------------------------
                                                                     FINANCIAL    EMPLOYEE
                                                                     SERVICES     BENEFITS        TOTAL
                                                                    -----------  -----------  -------------

Identifiable Assets:

  Deferred Policy Acquisition Costs...............................  $   163,802  $    76,662  $     240,464

  Policy Loans....................................................       30,774       27,379         58,153

  Invested Assets.................................................    6,660,938    3,298,105      9,959,043

  Other...........................................................      163,855      533,823        697,678

Invested Assets Allocated.........................................      707,269      357,068      1,064,337

Other Assets Allocated............................................       18,288        9,247         27,535
                                                                    -----------  -----------  -------------

        Total Assets..............................................  $ 7,744,926  $ 4,302,284  $  12,047,210
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------

                                                                         YEAR ENDED DECEMBER 31, 1995
                                                                    ---------------------------------------
                                                                     FINANCIAL    EMPLOYEE
                                                                     SERVICES     BENEFITS        TOTAL
                                                                    -----------  -----------  -------------

Revenue:

  Premiums and Other (Including $29,029 of financial services
    revenue received from affiliates).............................  $    45,284  $   203,349  $     248,633

  Identifiable Investment Income..................................      450,655      256,570        707,225

  Investment Income Allocated.....................................       44,043       26,232         70,275

  Identifiable Realized Gain (Loss) from Investments..............       16,020       (8,586)         7,434

  Realized Loss from Investments Allocated........................       (1,112)        (646)        (1,758)
                                                                    -----------  -----------  -------------

        Total Revenue.............................................  $   554,890  $   476,919  $   1,031,809
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------

Amortization of Deferred Policy Acquisition Costs.................  $    12,222  $    20,154  $      32,376
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------

Income Before Income Taxes........................................  $    84,956  $    53,990  $     138,946
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------


                                                                               DECEMBER 31, 1995
                                                                    ---------------------------------------
                                                                     FINANCIAL    EMPLOYEE
                                                                     SERVICES     BENEFITS        TOTAL
                                                                    -----------  -----------  -------------

Identifiable Assets:

  Deferred Policy Acquisition Costs...............................  $   143,228  $    67,263  $     210,491

  Policy Loans....................................................       29,109       26,816         55,925

  Invested Assets.................................................    6,086,143    3,261,042      9,347,185

  Other...........................................................      155,358      327,863        483,221

Invested Assets Allocated.........................................      671,864      400,160      1,072,024

Other Assets Allocated............................................       18,179       11,148         29,327
                                                                    -----------  -----------  -------------

  Total Assets....................................................  $ 7,103,881  $ 4,094,292  $  11,198,173
                                                                    -----------  -----------  -------------
                                                                    -----------  -----------  -------------

SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

12. IMPACT OF YEAR 2000 (UNAUDITED)

   Some of the Company's older computer programs were written using two digits rather than four to define the applicable year. As a result, those computer programs have time sensitive software that recognize a date using "00" as the year 1900 rather than the year 2000. This is commonly called the "Year 2000 problem." The Company has completed its assessment and has been modifying and replacing portions of its software so that its computer systems will function properly with respect to dates in the year 2000 and thereafter. The Year 2000 compliance cost for the Company is estimated at approximately $1,050, and as of December 31, 1997, the Company has incurred and expensed approximately $570. Based on the current progress and continuing modifications, the Company believes that it will be Year 2000 compliant and that the Year 2000 problem will not pose significant operational problems for its computer systems.

                              SAFECO SEPARATE ACCOUNT C
                                        PART C
                                  OTHER INFORMATION



ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

a. FINANCIAL STATEMENTS The following audited financial statements of SAFECO Life Insurance Company are included in the Statement of Additional Information of this Registration Statement:

     REGISTRANT:
          Statement of Assets and Liabilities as of December 31, 1997. Statement of Operations and Changes in Net Assets for the year or period ended December 31, 1997 and 1996.
          Notes to Financial Statements (including accumulation unit data).

     SAFECO LIFE INSURANCE COMPANY AND SUBSIDIARIES:
          Consolidated Balance Sheet as of December 31, 1997 and 1996. Statement of Consolidated Income for the years ended December 31,
            1997, 1996 and 1995.
          Statement of Changes in Shareholder's Equity for the years ended
            December 31, 1997, 1996 and 1995.
          Statement of Consolidated Cash Flows for the years ended December 31,
            1997, 1996 and 1995.
          Notes to Consolidated Financial Statements.

b.   EXHIBITS


Exhibit Number                            Description of Document
--------------                            -----------------------
     1.                Resolution of Board of Directors of SAFECO authorizing the
                       establishment of the Separate Account.                               *

     2.                Not Applicable

     3.   (i)          Form of Principal Underwriter's Agreement                            *
          (ii)         Selling Agreement                                                    **

     4.   (i)          Individual Flexible Purchase Payment Deferred Variable               **
                       Annuity Contracts
          (ii)         Riders and Endorsements                                              **


     5.                Application for Annuity Contract                                     **

     6.   (i)          Copy of Articles of Incorporation of SAFECO                          *
          (ii)         Copy of the Bylaws of SAFECO                                         *

     7.                Not Applicable

     8.a. (i)          Fund Participation Agreement (Scudder)                               **
          (ii)         Reimbursement Agreement (Scudder)                                    **
          (iii)        Participating Contract and Policy Agreement (Scudder)                **
          (iv)         Services Agreement (Scudder)

     8.b. Participation Agreement by and among SAFECO Life Insurance                        ***
          Company, Federated Insurance  Series, on behalf of the Federated High
          Income


                                          7


          Bond Fund II, Federated International Equity Fund II,
          Federated Utility Fund II, Federated Securities Corp.
          and Federated Advisers.

     8.c. Participation Agreement by and among SAFECO Life Insurance                        ***
          Company, Lexington Emerging Markets Fund, Inc., Lexington
          Natural Resources Trust, and Lexington Management Corporation.

     8.d  Participation Agreement by and among SAFECO Life Insurance                        ****
          Company, TCI Portfolios, Inc. and/or Adviser for TCI Balanced
          Fund and TCI International Fund.

     8.e. Form of Participation Agreement (Fidelity)                                        *****

     8.f. Participation Agreement by and among INVESCO Variable Investment
          Funds, Inc., INVESCO Funds Group, Inc. and SAFECO Life Insurance
          Company.

     9.   Opinion and Consent of Counsel

     10.  Consent of Independent Auditors

     11.  Not Applicable

     12.  Not Applicable

     13.  Calculation of Performance Information                                            ***

     14.  Power of Attorney

     15.  Representation of Counsel

* Incorporated by reference to SAFECO Separate Account C's registration statement filed on Form N-4, filed with the Securities and Exchange
          Commission on June 16, 1995.  (Files No. 33-60331 and 811-8052).

** Incorporated by reference to Registrants Post-Effective Amendment filed with the SEC on December 29, 1995 (File No. 33-69712).

*** Incorporated by reference to Registrants Post-Effective Amendment filed with the SEC on April 29, 1996 (File No. 33-69712).

****      Incorporated by reference to Post-Effective Amendment of SAFECO
          Separate Account C filed with the SEC on April 29, 1996 (File No.
          33-60331).

*****     Incorporated by reference to Post-Effective Amendment of SAFECO
          Separate Account SL filed with the SEC on April 30, 1997 (File No.
          33-10248).

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Set forth below is a list of each director and officer of SAFECO Life Insurance Company ("SAFECO") who is engaged in activities relating to SAFECO Separate Account C or the variable annuity contracts offered through SAFECO Separate Account C. Unless otherwise indicated the principal business address of all officers or directors listed is 15411 N. E. 51st Street, Redmond, Washington 98052.

    Name                          Position with SAFECO
    ----                          --------------------

*   Roger H. Eigsti               Director, Chairman of the Board

    Randall H. Talbot             Director and President

    Richard E. Zunker             Director and Vice Chairman

*   Boh A. Dickey                 Director

    Roger F. Harbin               Executive Vice President, Actuary

    John P. Fenlason              Senior Vice President

*   Rod A. Pierson                Director, Senior Vice President
                                  and Secretary

*   Donald S. Chapman             Director

*   James W. Ruddy                Director

**  Dale E. Lauer                 Director

*   W. Randall Stoddard           Director

    James T. Flynn                Vice President, Controller
                                  and Assistant Secretary

    Michael J. Kinzer             Vice President and Chief Actuary

*   Ronald L. Spaulding           Director, Vice President and Treasurer

    William C. Huff               Actuary

    George C. Pagos               Associate General Counsel,
                                  Vice President and Assistant
                                  Secretary

* The principal business address of these officers and directors is SAFECO Plaza, Seattle, Washington 98185.
** The principal business address of Dale Lauer is 500 N. Meridian Street, Indianapolis, IN 46204.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

SAFECO Life Insurance Company ("SAFECO") established SAFECO Separate Account C ("Registrant") by resolution of its Board of Directors pursuant to Washington law. SAFECO is a wholly-owned subsidiary of SAFECO Corporation, which is a publicly-owned company. Both companies were organized under Washington law. SAFECO Corporation, a Washington Corporation, owns 100% of the following Washington corporations: SAFECO Insurance Company of America, General Insurance Company of America, First National Insurance Company of America, SAFECO Life Insurance Company, SAFECO Assigned Benefits Service Company, SAFECO Administrative Services, Inc., SAFECO Properties Inc., SAFECO Credit Company, Inc., SAFECO Asset Management Company, SAFECO Securities, Inc., SAFECO Services Corporation, SAFECO Trust Company and General America Corporation. SAFECO Corporation owns 100% of SAFECO National Insurance Company, a Missouri corporation, SAFECO Insurance Company of Illinois, an Illinois corporation and SAFECO Insurance Company of Pennsylvania, a Pennsylvania corporation. SAFECO Insurance Company of America owns 100% of SAFECO Surplus Lines Insurance Company, a Washington corporation, and Market Square Holding, Inc., a Minnesota corporation.

SAFECO Life Insurance Company owns 100% of SAFECO National Life Insurance Company, a Washington corporation, ^ First SAFECO National Life Insurance Company of New York, a New York corporation, and WM Life Insurance Company, an Arizona corporation. WM Life Insurance Company owns 100% of Empire Life Insurance Company, a Washington corporation. SAFECO Administrative Services, Inc. owns 100% of Employee Benefit Claims of Wisconsin, Inc. and Wisconsin Pension and Group Services, Inc., each a Wisconsin corporation. General America Corporation owns 100% of COMAV Managers, Inc., an Illinois corporation, F.B. Beattie & Co., Inc., a Washington corporation, General America Corp. of Texas, a Texas corporation, Talbot Financial Corporation, a Washington corporation, Goldware & Taylor Insurance Service, a California corporation and SAFECO Select Insurance Services, Inc., a California corporation. F.B. Beattie & Co., Inc. owns 100% of F.B. Beattie Insurance Services, Inc., a California corporation. General America Corp. of Texas is Attorney-in-fact for SAFECO Lloyds Insurance Company, a Texas corporation. Talbot Financial Corporation owns 100% of Talbot Agency, Inc., a New Mexico corporation. Talbot Agency, Inc. owns 100% of PNMR Securities, Inc., a Washington corporation. SAFECO Properties Inc. owns 100% of the following, each a Washington corporation: SAFECARE Company, Inc. and Winmar Company, Inc. SAFECARE Company, Inc. owns 100% of the following, each a Washington corporation: RIA Development, Inc., S.C. Arkansas, Inc., S.C. Bellevue/Lynn, S.C. Bellevue, Inc., S.C. Everett, Inc., S.C. Everett/Lynn, S.C. Lynden, Inc., S.C. Lynden/Lynn, S.C. Marysville, Inc., S.C. Northgate, Inc., S.C. Northgate/LR1, L.L.C., S.C. Vancouver, Inc., S.C. Vancouver/Lynn (Joint Venture), SAFECARE S.C. Bakersfield, Inc. and SAFECARE S.C. Bakersfield/Lynn Limited Partnership. SAFECARE Company, Inc. owns 50% of Lifeguard Ventures, Inc., a California corporation, and S.C. River Oaks, Inc., a Washington corporation. Winmar Company, Inc. owns 100% of the following: C-W Properties, Inc., Gem State Investors, Inc., Kitsap Mall, Inc., WNY Development, Inc., Winmar Cascade, Inc., Winmar Metro, Inc., Winmar Northwest, Inc., Winmar Redmond, Inc. and Winmar of Kitsap, Inc., each a Washington corporation, and Capitol Court Corp., a Wisconsin corporation, SAFECO Properties of Boise, Inc., an Idaho corporation, SCIT, Inc., a Massachusetts corporation, Valley Fair Shopping Centers, Inc., a Delaware corporation, WDI Golf Club, Inc., a California corporation, Winmar Oregon, Inc., an Oregon corporation, Winmar of Texas, Inc., a Texas corporation, and Winmar of the Desert, Inc., a California corporation. Winmar Oregon, Inc. owns 100% of the following, each an Oregon corporation: North Coast Management, Inc., Pacific Surfside Corp., Winmar of Jantzen Beach, Inc. and W-P Development, Inc., and 100% of the following, each a Washington corporation: Washington Square, Inc. and Winmar Pacific, Inc.

SAFECO Corporation, a Washington corporation, owns 100% of American States Financial Corporation, an Indiana corporation. American States Financial Corporation owns 100% of American States Insurance Company, an Indiana corporation. American States Insurance Company owns 100% of the following Indiana corporations: American Economy Insurance Company, American States Preferred Insurance Company, American States Life Insurance company, and City Insurance Agency, Inc. American States Insurance Company owns 100% of Insurance Company of Illinois, an Illinois corporation, and American States Lloyds Insurance Company, a Texas corporation. American Economy Insurance Company owns 100% of American States Insurance Company of Texas, a Texas corporation.


No person is directly or indirectly controlled by Registrant.

ITEM 27.  NUMBER OF CONTRACT OWNERS

As of March 31, 1998, there were 12,903 Contract Owners of the Registrant.

ITEM 28.  INDEMNIFICATION

Under its Bylaws, SAFECO, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of SAFECO or otherwise) by reason of the fact that he or she is or was a director of SAFECO, or, while a director of SAFECO, is or was serving at the request of SAFECO as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

SAFECO shall extend such indemnification as is provided to directors above to any person, not a director of SAFECO, who is or was an officer of SAFECO or is or was serving at the request of SAFECO as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of SAFECO may, by resolution, extend such further indemnification to an officer or such other person as may to it seem fair and reasonable in view of all relevant circumstances.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of SAFECO pursuant to such provisions of the bylaws or statutes or otherwise, SAFECO has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by SAFECO of expenses incurred or paid by a director, officer or controlling person of SAFECO in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Contracts issued by the Separate Account, SAFECO will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

    a. SAFECO Securities, Inc., the principal underwriter for the Contracts, also acts as the principal underwriter for SAFECO's Individual Flexible Premium Variable Life Insurance Policies and Group Variable Annuity Contracts.

    b. The following information is provided for each principal officer and director of the principal underwriter:

         Name and Principal            Positions and Offices
         Business Address*             with Underwriter
         ------------------            ---------------------
         Rod A. Pierson                Director
         Ronald Spaulding              Director
         David F. Hill                 Director, President and Secretary
         Neal A. Fuller                Vice President, Controller, Treasurer,
                                       Financial Principal and Assistant
                                       Secretary

    *The business address for all individuals listed is SAFECO Plaza, Seattle, Washington 98185.

    c. During the fiscal year ended December 31, 1997, PNMR Securities, Inc., through SAFECO Securities, Inc., received $4,615,262 in commissions for the distribution of certain annuity contracts sold in connection with Registrant of which no payment were retained. PNMR did not receive any other compensation in connection with the sale of Registrant's contracts.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

SAFECO Life Insurance Company at 15411 N.E. 51st Street, Redmond, Washington 98052, and/or SAFECO Asset Management Company at SAFECO Plaza, Seattle, Washington 98185 maintain physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.  MANAGEMENT SERVICES

Not Applicable

ITEM 32.  UNDERTAKINGS

Registrant hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

    a. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

    b. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

    c. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

    d. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

    e. Pursuant to Section 26(e) of the Investment Company Act of 1940, Registrant represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                      SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Seattle, and State of Washington on this 1st day of May, 1998.

                                       SAFECO Separate Account C
                                       -------------------------
                                              Registrant

                                  By:  SAFECO Life Insurance Company
                                       -----------------------------

                                  By:  /s/ RANDALL H. TALBOT
                                       ---------------------
                                       Randall H. Talbot, President

                                       SAFECO Life Insurance Company
                                       -----------------------------
                                                 Depositor

                                  By:  /s/ RANDALL H. TALBOT
                                       ----------------------------
                                       Randall H. Talbot, President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Name                              Title                              Date
----                              -----                              ----

DONALD S. CHAPMAN*           Director
-------------------------
Donald S. Chapman


/s/ BOH A. DICKEY            Director
-------------------------
Boh A. Dickey


R. H. EIGSTI*                Director and Chairman
-------------------------
R. H. Eigsti


JAMES T. FLYNN*              Vice President, Controller and
-------------------------    Assistant Secretary (Principal
James T. Flynn               Accounting Officer)

RONALD SPAULDING*            Director, Vice
-------------------------    President and Treasurer
Ronald Spaulding


ROD A. PIERSON*              Director, Senior Vice
-------------------------    President and Secretary
Rod Pierson


JAMES W. RUDDY*              Director
-------------------------
James W. Ruddy


W. RANDALL STODDARD*         Director
-------------------------
W. Randall Stoddard


DALE E. LAUER*               Director
-------------------------
Dale E. Lauer


/s/ RANDALL H. TALBOT        Director and President (Principal Executive
-------------------------    Officer)
Randall H. Talbot


RICHARD E. ZUNKER*           Director and Vice Chairman
-------------------------
Richard E. Zunker



                                  *By: /s/ BOH A. DICKEY
                                       -----------------
                                       Boh A. Dickey
                                       Attorney-in-Fact


                                  *By: /s/ RANDALL H. TALBOT
                                       ---------------------
                                       Randall H. Talbot
                                       Attorney-in-Fact

                                    EXHIBIT INDEX

EXHIBIT NUMBER        DESCRIPTION
-------------         -----------
99.8.a. (iv)          Services Agreement (Scudder)

99.8.f.               Participation Agreement among INVESCO Variable
                      Investment Funds, Inc., INVESCO Funds Group, Inc. and
                      SAFECO Life Insurance Company

99.9                  Opinion and Consent of Counsel

99.10                 Consent of Independent Auditors

99.14                 Power of Attorney

99.15                 Representation of Counsel

                                         -15-